United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61791-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.75%)
Consumer Discretionary (14.91%)
Advance Auto Parts Inc.	3,065	$209,769
AutoZone Inc. (a)	500	184,835
Chipotle Mexican Grill Inc. (a)	500	158,770
Comcast Corp. Class A	21,200	758,324
DIRECTV (a)	4,100	215,086
Dollar General Corp. (a)	4,600	237,084
Dollar Tree Inc. (a)	2,600	125,515
Ford Motor Co.	17,900	176,494
GAP Inc., The	5,900	211,102
General Motors Co. (a)	16,500	375,375
H&R Block Inc.	6,800	117,844
Home Depot Inc., The	4,300	259,591
Limited Brands Inc.	2,400	118,224
Macy’s Inc.	6,100	229,482
McDonald’s Corp.	2,600	238,550
PetSmart Inc.	1,500	103,470
Polaris Industries Inc.	2,400	194,088
PVH Corp.	1,800	168,696
Ross Stores Inc.	3,000	193,800
Sally Beauty Holdings Inc. (a)	8,200	205,738
Starbucks Corp.	3,700	187,775
Tempur-Pedic International Inc. (a)	2,500	74,725
Time Warner Inc.	9,400	426,102
TJX Companies Inc.	6,000	268,740
Tractor Supply Co.	1,600	158,224
Ulta Salon, Cosmetics & Fragrance Inc.	2,400	231,132
Walt Disney Co., The	8,000	418,240

		6,246,775

Consumer Staples (10.48%)
Brown-Forman Corp. Class B	4,200	274,050
Church & Dwight Co. Inc.	4,000	215,960
Coca-Cola Co., The	6,000	227,580
Colgate-Palmolive Co.	2,100	225,162
Costco Wholesale Corp.	2,500	250,312
CVS Caremark Corp.	8,800	426,096
General Mills Inc.	16,000	637,600
Herbalife Ltd.	3,000	142,200
Kimberly-Clark Corp.	2,900	248,762
Monster Beverage Corp. (a)	3,500	189,560
PepsiCo Inc.	6,200	438,774
Procter & Gamble Co., The	2,800	194,208
Wal-Mart Stores Inc.	9,000	664,200
Whole Foods Market Inc.	2,600	253,240

		4,387,704

Energy (8.98%)
Anadarko Petroleum Corp.	6,300	440,496
Chevron Corp.	5,100	594,456
ConocoPhillips	2,800	160,104
Denbury Resources Inc. (a)	12,800	206,848
Diamond Offshore Drilling Inc.	2,100	138,201
EQT Corp.	7,300	430,700
Halliburton Co.	5,100	171,819
HollyFrontier Corp.	5,700	235,239
Marathon Oil Corp.	15,600	461,292

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Marathon Petroleum Corp.	5,500	$300,245
Occidental Petroleum Corp.	7,200	619,632

		3,759,032

Financials (10.89%)
ACE Ltd.	5,600	423,360
Aflac Inc.	8,800	421,344
American International Group Inc. (a)	12,500	409,875
American Tower Corp.	2,700	192,753
Ameriprise Financial Inc.	4,500	255,105
Bank of America Corp.	46,700	412,361
CIT Group Inc. (a)	9,600	378,144
Discover Financial Services	7,000	278,110
Huntington Bancshares Inc.	32,900	227,010
JPMorgan Chase & Co.	11,100	449,328
MetLife Inc.	11,300	389,398
Travelers Companies Inc., The	3,300	225,258
Wells Fargo & Co.	14,500	500,685

		4,562,731

Health Care (15.89%)
Abbott Laboratories	9,600	658,176
Agilent Technologies Inc.	5,200	199,940
Allergan Inc.	2,200	201,476
Amgen Inc.	5,200	438,464
Baxter International Inc.	7,500	451,950
Cardinal Health Inc.	10,400	405,288
Celgene Corp. (a)	2,700	206,280
Covidien PLC	7,800	463,476
DaVita Inc. (a)	2,300	238,303
HCA Holdings Inc.	8,100	269,325
Johnson & Johnson	8,900	613,299
McKesson Corp.	2,200	189,266
Merck & Co. Inc.	9,600	432,960
Novartis AG ADR	7,100	434,946
Pfizer Inc.	9,000	223,650
Regeneron Pharmaceuticals Inc. (a)	2,900	442,714
St. Jude Medical Inc.	5,000	210,650
Teva Pharmaceutical Industries Ltd. Sponsored ADR	10,000	414,100
United Therapeutics Corp. (a)	2,900	162,052

		6,656,315

Industrials (9.39%)
Boeing Co., The	7,300	508,226
CSX Corp.	7,400	153,550
Cummins Inc.	1,900	175,199
Fastenal Co.	3,900	167,661
Flowserve Corp.	1,600	204,384
General Dynamics Corp.	3,000	198,360
Honeywell International Inc.	7,200	430,200
Precision Castparts Corp.	1,200	196,008
Southwest Airlines Co.	22,700	199,079
Textron Inc.	11,500	300,955
Union Pacific Corp.	5,100	605,370

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Continental Holdings Inc. (a)	9,500	$185,250
WW Grainger Inc.	1,600	333,392
Xylem Inc.	11,000	276,650

		3,934,284

Information Technology (18.70%)
Accenture PLC Class A	4,900	343,147
Alliance Data Systems Corp. (a)	2,300	326,485
Apple Inc.	1,400	934,164
Cisco Systems Inc.	32,000	610,880
Dell Inc.	12,200	120,292
Diebold Inc.	5,800	195,518
EMC Corp. (a)	15,700	428,139
Google Inc. Class A (a)	450	339,525
Intel Corp.	20,700	469,476
International Business Machines Corp.	1,900	394,155
Lam Research Corp. (a)	2,800	88,998
MasterCard Inc. Class A	800	361,184
Microsoft Corp.	21,800	649,204
NCR Corp. (a)	9,600	223,776
NeuStar Inc. Class A (a)	5,400	216,162
Oracle Corp.	22,200	699,078
Seagate Technology PLC	7,800	241,800
TE Connectivity Ltd.	5,800	197,258
Visa Inc. Class A	2,100	281,988
Western Digital Corp.	6,400	247,872
Western Union Co.	14,900	271,478
Xilinx Inc.	5,700	190,437

		7,831,016

Materials (4.96%)
CF Industries Holdings Inc.	1,000	222,240
Cliffs Natural Resources Inc.	3,100	121,303
Dow Chemical Co., The	13,500	390,960
Rockwood Holdings Inc.	4,300	200,380
Sherwin-Williams Co., The	3,000	446,730
Southern Copper Corp.	6,800	233,648
Valspar Corp., The	4,300	241,230
Westlake Chemical Corp.	3,000	219,180

		2,075,671

Telecommunication Services (2.53%)
tw telecom inc. (a)	15,700	409,299
Verizon Communications Inc.	5,300	241,521
Vodafone Group PLC Sponsored ADR	14,400	410,328

		1,061,148

	Shares	Value
Common Stocks (Cont.)
Utilities (1.02%)
American Electric Power Company Inc.	9,700	$426,218

Total Common Stocks
(cost $35,652,492)		40,940,894

Short-term Investments (2.39%)
JPMorgan U.S. Government Money Market Fund	1,000,873	1,000,873

Total Short-term Investments
(cost $1,000,873)		1,000,873

TOTAL INVESTMENTS (100.14%)
(cost $36,653,365)		41,941,767
LIABILITIES, NET OF OTHER ASSETS (-0.14%)		(57,025)

NET ASSETS (100.00%)		$41,884,742

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.20%)
Consumer Discretionary (20.42%)
AMC Networks Inc. Class A (a)	3,050	$132,736
Arctic Cat Inc. (a)	6,800	281,928
Bed Bath & Beyond Inc. (a)	1,620	102,060
Blyth Inc.	6,800	176,732
BorgWarner Inc. (a)	1,640	113,340
Cabela’s Inc. (a)	8,800	481,184
Caribou Coffee Company Inc. (a)	10,900	149,657
Carmike Cinemas Inc. (a)	14,700	165,375
Conn’s Inc. (a)	12,300	271,215
Dick’s Sporting Goods Inc.	4,260	220,881
Dillard’s Inc. Class A	6,610	478,035
Dollar General Corp. (a)	7,530	388,096
DSW Inc. Class A	2,240	149,453
Dunkin’ Brands Group Inc.	3,650	106,562
Foot Locker Inc.	8,620	306,010
Genesco Inc. (a)	5,000	333,650
GNC Holdings Inc. Class A	6,220	242,393
Group 1 Automotive Inc.	3,720	224,056
Hovnanian Enterprises Inc. Class A (a)	74,000	256,040
LKQ Corp. (a)	11,890	219,965
M/I Homes Inc. (a)	13,100	253,354
Macy’s Inc.	4,170	156,875
Meritage Homes Corp. (a)	5,900	224,377
MGM Resorts International (a)	15,740	169,205
Mohawk Industries Inc. (a)	1,450	116,029
Nordstrom Inc.	5,190	286,384
Panera Bread Co. Class A (a)	1,100	187,979
Penske Automotive Group Inc.	9,900	297,891
PulteGroup Inc. (a)	12,070	187,085
Ryland Group Inc., The	8,000	240,000
Saga Communications Inc. Class A (a)	6,400	259,328
Sally Beauty Holdings Inc. (a)	7,430	186,419
Sinclair Broadcast Group Inc. Class A	25,900	290,339
Standard Motor Products Inc.	9,600	176,832
Starwood Hotels & Resorts Worldwide Inc.	3,630	210,395
Town Sports International Holdings Inc. (a)	21,700	268,429
Tractor Supply Co.	1,420	140,424
Ulta Salon, Cosmetics & Fragrance Inc.	1,860	179,127
Under Armour Inc. Class A (a)	2,780	155,207
VF Corp.	1,020	162,547
Wynn Resorts Ltd.	1,420	163,926

		9,111,520

Consumer Staples (4.47%)
Beam Inc.	3,490	200,815
Cal-Maine Foods Inc.	5,800	260,652
Church & Dwight Co. Inc.	3,600	194,364
Dean Foods Co. (a)	6,600	107,910
Herbalife Ltd.	3,320	157,368
Ingredion Inc.	4,190	231,120
Nash Finch Co.	7,600	155,192
Pantry Inc., The (a)	8,600	125,130
Susser Holdings Corp. (a)	6,400	231,488

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (cont.)
Weis Markets Inc.	5,000	$211,650
Whole Foods Market Inc.	1,240	120,776

		1,996,465

Energy (6.40%)
Anadarko Petroleum Corp.	2,770	193,678
Cameron International Corp. (a)	6,520	365,576
Cloud Peak Energy Inc. (a)	12,100	219,010
Denbury Resources Inc. (a)	16,320	263,731
Energy XXI (Bermuda) Ltd.	4,780	167,061
Ensco PLC Class A	6,210	338,818
Helix Energy Solutions Group Inc. (a)	13,500	246,645
Pioneer Energy Services Corp. (a)	19,900	155,021
Plains Exploration & Production Co. (a)	10,330	387,065
Superior Energy Services Inc. (a)	4,670	95,828
Swift Energy Co. (a)	3,100	64,728
Western Refining Inc.	11,300	295,834
Westmoreland Coal Co. (a)	6,400	63,553

		2,856,548

Financials (24.21%)
Affiliated Managers Group Inc. (a)	1,510	185,730
Agree Realty Corp.	4,800	122,352
American Tower Corp.	2,790	199,178
Ameriprise Financial Inc.	3,650	206,918
Argo Group International Holdings Ltd.	4,900	158,711
Armour Residential REIT Inc.	28,100	215,246
Bancorp Inc., The (a)	11,100	113,997
BioMed Realty Trust Inc.	10,930	204,610
Brookline Bancorp Inc.	25,900	228,438
Calamos Asset Management Inc. Class A	6,700	77,988
Cardinal Financial Corp.	9,600	137,280
CBRE Group Inc. (a)	16,040	295,296
CIT Group Inc. (a)	4,430	174,498
City Holding Co.	5,900	211,456
CNO Financial Group Inc.	28,600	275,990
Doral Financial Corp. (a)	65,300	61,428
East West Bancorp Inc.	9,590	202,541
Education Realty Trust Inc.	18,900	206,010
Employers Holdings Inc.	14,100	258,453
F.N.B. Corp.	17,800	199,538
First Industrial Realty Trust Inc. (a)	33,700	442,818
First Republic Bank	5,480	188,841
Franklin Financial Corp. (a)	4,100	69,946
Gramercy Capital Corp. (a)	46,300	139,363
Heritage Financial Corp.	4,400	66,132
Homeowners Choice Inc.	8,900	209,150
Interactive Brokers Group Inc. Class A	10,000	140,200
Invesco Ltd.	11,760	293,882
iStar Financial Inc. (a)	24,300	201,204
Jones Lang LaSalle Inc.	3,590	274,096
LaSalle Hotel Properties	6,380	170,282
Merchants Bancshares Inc.	2,200	65,010

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
MPG Office Trust Inc. (a)	57,200	$191,620
National Retail Properties Inc.	8,000	244,000
Nelnet Inc. Class A	7,900	187,546
Northwest Bancshares Inc.	18,200	222,586
OmniAmerican Bancorp Inc. (a)	3,100	70,463
One Liberty Properties Inc.	11,963	223,110
Oritani Financial Corp.	9,800	147,490
Platinum Underwriters Holdings Ltd.	5,600	228,872
Primerica Inc.	9,100	260,624
ProAssurance Corp.	2,700	244,188
Raymond James Financial Inc.	8,770	321,420
Renasant Corp.	6,100	119,590
Retail Opportunity Investments Corp.	18,400	236,808
RLI Corp.	3,000	199,980
Rockville Financial Inc.	9,000	110,250
Sabra Health Care REIT Inc.	5,300	106,053
Signature Bank (a)	4,540	304,543
SunTrust Banks Inc.	5,850	165,380
Symetra Financial Corp.	21,300	261,990
T. Rowe Price Group Inc.	2,760	174,708
Taylor Capital Group Inc. (a)	12,300	210,576
United Fire Group Inc.	5,500	138,160
Universal Insurance Holdings Inc.	18,400	70,840
Weingarten Realty Investors	5,021	141,140
Winthrop Realty Trust	2,200	23,716
Wintrust Financial Corp.	5,300	199,123

		10,801,358

Health Care (8.90%)
Alexion Pharmaceuticals Inc. (a)	1,610	184,184
Catamaran Corp. (a)	2,210	216,514
Cooper Companies Inc., The	2,430	229,538
Cubist Pharmaceuticals Inc. (a)	3,470	165,450
Edwards Lifesciences Corp. (a)	1,720	184,676
HMS Holdings Corp. (a)	6,600	220,638
Hologic Inc. (a)	9,060	183,374
Illumina Inc. (a)	5,750	277,150
Intuitive Surgical Inc. (a)	480	237,902
Kindred Healthcare Inc. (a)	17,800	202,564
Maxygen Inc.	14,200	37,488
Medicines Co., The (a)	7,800	201,318
PDL BioPharma Inc.	30,900	237,621
Perrigo Co.	2,220	257,897
Salix Pharmaceuticals Ltd. (a)	2,290	96,959
Select Medical Holdings Corp. (a)	20,300	227,969
Shire PLC ADR	2,180	193,366
Skilled Healthcare Group Inc. Class A (a)	29,600	190,328
Triple-S Management Corp. Class B (a)	5,300	110,770
Vanda Pharmaceuticals Inc. (a)	2,700	10,881
Watson Pharmaceuticals Inc. (a)	2,400	204,384
Young Innovations Inc.	2,500	97,750

		3,968,721

Industrials (13.96%)
AMERCO	2,300	244,628

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
AMETEK Inc.	2,865	$101,564
B/E Aerospace Inc. (a)	7,130	300,173
CBIZ Inc. (a)	14,900	89,698
Cenveo Inc. (a)	42,500	97,325
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	8,300	316,147
Eaton Corp.	3,350	158,321
Fluor Corp.	4,360	245,381
GenCorp Inc. (a)	32,700	310,323
Hawaiian Holdings Inc. (a)	38,100	212,979
Heartland Express Inc.	15,500	207,080
Kansas City Southern	2,860	216,731
Kimball International Inc. Class B	19,600	239,512
Lydall Inc. (a)	15,000	211,350
NCI Building Systems Inc. (a)	15,000	150,450
Precision Castparts Corp.	1,105	180,491
Quality Distribution Inc. (a)	8,100	74,925
Republic Airways Holdings Inc. (a)	33,100	153,253
Saia Inc. (a)	11,100	223,554
Standex International Corp.	2,900	128,905
Stericycle Inc. (a)	2,380	215,438
Timken Co., The	3,940	146,410
Triumph Group Inc.	6,830	427,080
United Rentals Inc. (a)	21,510	703,592
US Airways Group Inc. (a)	21,800	228,028
Valmont Industries Inc.	1,980	260,370
Verisk Analytics Inc. Class A (a)	3,090	147,115
Wabtec Corp.	2,940	236,052

		6,226,875

Information Technology (9.70%)
Alliance Data Systems Corp. (a)	1,790	254,090
Altera Corp.	4,880	165,847
Amkor Technology Inc. (a)	35,200	154,880
Autodesk Inc. (a)	3,330	111,122
Avago Technologies Ltd.	5,310	185,133
CACI International Inc. Class A (a)	3,500	181,265
Citrix Systems Inc. (a)	3,050	233,538
CommVault Systems Inc. (a)	410	24,067
F5 Networks Inc. (a)	1,910	199,977
FleetCor Technologies Inc. (a)	4,800	215,040
Fortinet Inc. (a)	5,280	127,459
Informatica Corp. (a)	2,080	72,405
Insight Enterprises Inc. (a)	14,700	256,956
Intuit Inc.	3,890	229,043
JDS Uniphase Corp. (a)	11,770	145,771
LSI Corp. (a)	29,890	206,540
MercadoLibre Inc.	740	61,087
MICROS Systems Inc. (a)	2,730	134,098
NICE Systems Ltd. Sponsored ADR (a)	3,910	129,890
ON Semiconductor Corp. (a)	19,050	117,538
Red Hat Inc. (a)	2,760	157,154
Riverbed Technology Inc. (a)	5,880	136,828
Symmetricom Inc. (a)	10,700	74,579
TIBCO Software Inc. (a)	3,640	110,037
Trimble Navigation Ltd. (a)	3,300	157,278

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (cont.)
Unisys Corp. (a)	11,600	$241,512
Vantiv Inc. Class A (a)	2,870	61,848
VeriFone Systems Inc. (a)	4,650	129,502
Wright Express Corp. (a)	780	54,385

		4,328,869

Materials (4.43%)
Airgas Inc.	2,360	194,228
American Vanguard Corp.	15,600	542,880
Ecolab Inc.	4,110	266,369
Kaiser Aluminum Corp.	3,600	210,204
Landec Corp. (a)	10,400	119,080
Myers Industries Inc.	13,000	203,060
Neenah Paper Inc.	7,900	226,256
P. H. Glatfelter Co.	12,100	215,501

		1,977,578

Telecommunication Services (1.63%)
IDT Corp. Class B	11,600	119,132
SBA Communications Corp. Class A (a)	5,910	371,739
Shenandoah Telecommunications Co.	6,300	110,880
Vonage Holdings Corp. (a)	55,100	125,628

		727,379

Utilities (4.08%)
American States Water Co.	5,400	239,922
American Water Works Co. Inc.	10,040	372,082
Cleco Corp.	5,400	226,692
El Paso Electric Co.	7,300	250,025
ITC Holdings Corp.	2,275	171,944
Laclede Group Inc., The	4,100	176,300
NiSource Inc.	11,280	287,414
Unitil Corp.	3,600	97,993

		1,822,372

Total Common Stocks
(cost $38,972,208)		43,817,685

	Shares	Value
Registered Investment Companies (0.85%)
Financials (0.85%)
Arlington Asset Investment Corp. Class A	6,100	$145,546
Fidus Investment Corp.	5,600	93,520
Fifth Street Finance Corp.	12,900	141,642

Total Registered Investment Companies
(cost $345,281)		380,708

Short-term Investments (0.85%)
JPMorgan U.S. Government Money Market Fund	376,984	376,984

Total Short-term Investments
(cost $376,984)		376,984

TOTAL INVESTMENTS (99.90%)
(cost $39,694,473)		44,575,377
OTHER ASSETS, NET OF LIABILITIES (0.10%)		44,144

NET ASSETS (100.00%)		$44,619,521

(a)	Non-income producing security.

ADR	- American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (95.49%)
Argentina (0.75%)
MercadoLibre Inc.	3,424	$282,651

Australia (1.04%)
BHP Billiton PLC	12,702	396,658

Austria (0.37%)
Erste Group Bank AG (b)	6,340	141,698

Belgium (2.49%)
Anheuser-Busch InBev NV	11,082	948,050

Brazil (1.57%)
BR Malls Participacoes SA	24,200	336,036
Itau Unibanco Holding SA ADR	17,080	260,982

		597,018

Canada (1.64%)
Canadian National Railway Co.	3,285	289,836
Imax Corp. (b)	6,417	127,762
Potash Corporation of Saskatchewan Inc.	4,711	204,552

		622,150

China (2.63%)
Baidu Inc. Sponsored ADR (b)	3,767	440,061
China Mobile Ltd.	31,000	344,663
PetroChina Company Ltd. H	166,000	215,031

		999,755

Denmark (2.75%)
Novo Nordisk A/S Class B	6,647	1,046,064

France (10.27%)
Accor SA	5,950	198,090
AXA SA	26,641	396,622
BNP Paribas SA	5,869	278,256
Compagnie de Saint-Gobain	3,212	112,427
DANONE SA	8,211	505,215
Essilor International SA	1,155	108,080
JC Decaux SA	6,500	147,134
Legrand SA	837	31,550
L’Oreal SA	2,361	291,916
Pernod Ricard SA	7,449	835,558
Schneider Electric SA	8,507	502,962
Unibail-Rodamco SE	2,495	497,167

		3,904,977

Germany (6.67%)
Adidas AG	3,514	288,364
Allianz SE Reg.	2,942	350,873
Bayerische Motoren Werke (BMW) AG	5,222	382,927
Daimler AG Registered Shares	4,439	215,449
Kabel Deutschland Holding AG (b)	6,116	436,590
Linde AG	2,746	473,300

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
SAP AG	5,464	$388,836

		2,536,339

Hong Kong (4.47%)
AIA Group Ltd.	118,600	437,183
Cheung Kong Holdings Ltd.	23,000	335,705
China Unicom (Hong Kong) Ltd.	230,000	374,810
CNOOC Ltd.	93,000	188,584
Hang Lung Properties Ltd.	107,000	364,322

		1,700,604

Ireland (1.76%)
Accenture PLC Class A	5,157	361,145
Seagate Technology PLC	9,909	307,179

		668,324

Israel (1.18%)
Check Point Software Technologies Ltd. (b)	9,329	449,285

Japan (10.78%)
Canon Inc.	15,500	497,514
Fanuc Corp.	5,500	885,270
Honda Motor Co. Ltd.	12,700	392,498
Hoya Corp.	12,700	278,615
Japan Tobacco Inc.	15,800	472,953
Komatsu Ltd.	6,100	119,558
Marubeni Corp.	29,000	184,368
Rakuten Inc.	45,400	461,629
SMC Corp.	1,300	209,214
Sumitomo Realty & Development Co. Ltd.	9,000	238,486
Toyota Motor Corp.	9,100	356,805

		4,096,910

Malaysia (1.56%)
Genting Berhad	98,400	279,687
Sime Darby Berhad	98,000	314,006

		593,693

Mexico (0.86%)
Grupo Financiero Santander Mexico
SAB de CV ADR Class B (b)	23,934	327,896

Netherlands (4.51%)
ASML Holding NV	3,407	182,235
Heineken NV	251	14,977
LyondellBasell Industries NV Class A	10,086	521,043
Royal Dutch Shell PLC Class A	9,725	336,723
Yandex NV Class A (b)	13,419	323,532
Ziggo NV	9,877	335,377

		1,713,887

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (1.30%)
DBS Group Holdings Ltd.	17,889	$208,948
United Overseas Bank Ltd.	17,974	286,631

		495,579

South Korea (1.18%)
Samsung Electronics Co. Ltd.	373	449,502

Spain (0.52%)
Industria de Diseno Textil SA	1,591	197,686

Sweden (4.70%)
Atlas Copco AB Class A	20,900	488,357
Elekta AB B Shares	15,812	208,753
Investor AB B Shares	9,000	198,333
Millicom International Cellular SA SDR	4,317	400,557
Sandvik AB	19,616	266,797
Volvo AB B Shares	16,000	224,791

		1,787,588

Switzerland (10.00%)
ABB Ltd. Reg. (b)	14,716	276,119
Compagnie Financiere Richemont SA Class A	5,151	309,282
Holcim Ltd. Reg. (b)	4,123	262,597
Nestle SA Reg.	16,558	1,044,766
Novartis AG	2,313	141,564
Roche Holding AG	5,144	962,168
Swatch Group AG, The	467	186,499
Syngenta AG Reg.	1,016	380,068
UBS AG Reg. (b)	19,707	239,967

		3,803,030

Taiwan (1.64%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	39,462	624,289

United Kingdom (17.75%)
Anglo American PLC	9,546	281,017
ARM Holdings PLC	31,113	290,397
Barclays PLC	82,024	284,837
BG Group PLC	14,994	303,399
British American Tobacco PLC	10,767	553,245
British Sky Broadcasting Group PLC	40,105	481,361
CRH PLC	4,256	81,930
Diageo PLC	33,997	957,292
Imperial Tobacco Group PLC	9,808	363,353
InterContinental Hotels Group PLC	11,527	302,695
Next PLC	3,627	202,347
Pearson PLC	7,838	153,222
Rolls-Royce Holdings PLC (b)	44,411	605,841
Shire PLC	13,294	392,156
Standard Chartered PLC	21,479	486,690
Tullow Oil PLC	17,816	395,232
Whitbread PLC	9,284	340,514

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Xstrata PLC	17,614	$273,246

		6,748,774

United States (3.10%)
Freeport-McMoRan Copper & Gold Inc.	10,586	418,994
Perrigo Co.	3,599	418,096
Wynn Resorts Ltd.	2,951	340,663

		1,177,753

Total Common Stocks
(cost $32,913,744)		36,310,160

Preferred Stocks (a) (1.77%)
Brazil (1.77%)
Banco Bradesco SA Pfd.	22,868	367,400
Petroleo Brasileiro SA Pfd.	27,600	304,556

		671,956

Total Preferred Stocks
(cost $956,881)		671,956

Short-term Investments (3.19%)
State Street Institutional U.S. Government Money Market Fund	1,214,170	1,214,170

Total Short-term Investments
(cost $1,214,170)		1,214,170

TOTAL INVESTMENTS (100.45%)
(cost $35,084,795)		38,196,286
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.45%)		(172,241)

NET ASSETS (100.00%)		$38,024,045

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depositary Receipt

SDR - Swedish Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$8,598,062	22.51
British Pound	7,145,432	18.71
United States Dollar	6,912,136	18.09
Japanese Yen	4,096,910	10.72
Swiss Franc	3,803,030	9.96
Hong Kong Dollar	2,260,298	5.92
Swedish Krona	1,787,588	4.68
Danish Krone	1,046,064	2.74
Brazilian Real	1,007,992	2.64
Malaysian Ringgit	593,693	1.55
Singapore Dollar	495,579	1.30
South Korean Won	449,502	1.18

Total Investments	$38,196,286	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$6,038,032	15.88
Consumer Staples	5,987,325	15.75
Consumer Discretionary	5,801,204	15.26
Information Technology	4,875,241	12.82
Industrials	4,511,096	11.86
Materials	3,293,405	8.66
Health Care	3,276,881	8.62
Energy	1,743,525	4.58
Telecommunication Services	1,455,407	3.83

Total Stocks	36,982,116	97.26
Short-term Investments	1,214,170	3.19
Liabilities, Net of Cash and Other Assets	(172,241)	(0.45)

Net Assets	$38,024,045	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Foreign amount	U.S. Dollar amount	Unrealized	Unrealized
Currency	Counterparty	Date	Purchased (Sold)	Purchased (Sold)	Gain	(Loss)
British Pound	State Street Bank and Trust Company	10/02/2012	$3,974	$(6,410)	$8	$—
British Pound	State Street Bank and Trust Company	10/03/2012	12,151	(19,615)	6	—
Euro	State Street Bank and Trust Company	10/03/2012	11,655	(14,980)	—	(3)
British Pound	State Street Bank and Trust Company	10/01/2012	(15,555)	25,225	107	—
British Pound	State Street Bank and Trust Company	10/01/2012	(1,583)	2,551	—	(5)
Hong Kong Dollar	State Street Bank and Trust Company	10/03/2012	(45,561)	5,874	—	(1)
Mexican Peso	UBS AG	10/01/2012	(1,780,166)	138,112	—	(188)

Total					$121	$(197)

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.01%)
Consumer Discretionary (10.79%)
Abercrombie & Fitch Co. Class A	3,199	$108,510
Amazon.com Inc. (a)	13,769	3,501,732
Apollo Group Inc. Class A (a)	3,814	110,797
AutoNation Inc. (a)	1,451	63,365
AutoZone Inc. (a)	1,425	526,780
Bed Bath & Beyond Inc. (a)	8,848	557,424
Best Buy Company Inc.	10,201	175,355
Big Lots Inc. (a)	2,149	63,567
BorgWarner Inc. (a)	4,294	296,758
Cablevision Systems Corp. Class A	8,365	132,585
CarMax Inc. (a)	8,585	242,956
Carnival Corp.	17,037	620,828
CBS Corp. Class B	22,654	823,020
Chipotle Mexican Grill Inc. (a)	1,203	382,001
Coach Inc.	10,932	612,411
Comcast Corp. Class A	101,873	3,643,997
Darden Restaurants Inc.	4,887	272,450
DIRECTV (a)	23,899	1,253,742
Discovery Communications Inc. Class A (a)	9,329	556,288
Dollar Tree Inc. (a)	8,723	421,103
DR Horton Inc.	10,573	218,227
Expedia Inc.	3,496	202,209
Family Dollar Stores Inc.	3,689	244,581
Ford Motor Co.	145,200	1,431,672
Fossil Inc. (a)	2,084	176,515
GameStop Corp. Class A	4,817	101,157
Gannett Co. Inc.	8,557	151,887
GAP Inc., The	11,345	405,924
Genuine Parts Co.	5,848	356,903
Goodyear Tire & Rubber Co., The (a)	8,962	109,247
H&R Block Inc.	10,512	182,173
Harley-Davidson Inc.	8,574	363,280
Harman International Industries Inc.	2,593	119,693
Hasbro Inc.	4,329	165,238
Home Depot Inc., The	57,352	3,462,340
International Game Technology	10,064	131,738
Interpublic Group of Companies Inc., The	16,550	184,036
J.C. Penney Company Inc.	5,355	130,073
Johnson Controls Inc.	26,035	713,359
Kohl’s Corp.	8,209	420,465
Leggett & Platt Inc.	5,516	138,176
Lennar Corp.	6,331	220,129
Limited Brands Inc.	8,989	442,798
Lowe’s Companies Inc.	43,415	1,312,870
Macy’s Inc.	15,276	574,683
Marriott International Inc. Class A	9,579	374,539
Mattel Inc.	13,091	464,469
McDonald’s Corp.	38,392	3,522,466
McGraw-Hill Companies Inc., The	10,694	583,785
Netflix Inc. (a)	2,144	116,719
Newell Rubbermaid Inc.	11,004	210,066
News Corp. Class A	77,501	1,901,100
NIKE Inc. Class B	13,996	1,328,360
Nordstrom Inc.	5,811	320,651
Omnicom Group Inc.	10,066	519,003

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
O’Reilly Automotive Inc. (a)	4,471	$373,865
Priceline.com Inc. (a)	1,897	1,173,731
PulteGroup Inc. (a)	12,519	194,045
Ralph Lauren Corp.	2,323	351,307
Ross Stores Inc.	8,475	547,485
Scripps Networks Interactive Class A	3,266	199,977
Staples Inc.	25,836	297,631
Starbucks Corp.	28,933	1,468,350
Starwood Hotels & Resorts Worldwide Inc.	7,433	430,817
Target Corp.	25,004	1,587,004
Tiffany & Co.	4,528	280,193
Time Warner Cable Inc.	11,638	1,106,308
Time Warner Inc.	36,077	1,635,370
TJX Companies Inc.	28,070	1,257,255
TripAdvisor Inc. (a)	4,170	137,318
Urban Outfitters Inc. (a)	4,086	153,470
VF Corp.	3,347	533,378
Viacom Inc. Class B	18,019	965,638
Walt Disney Co., The	68,311	3,571,299
Washington Post Co., The	158	57,359
Whirlpool Corp.	2,894	239,942
Wyndham Worldwide Corp.	5,501	288,693
Wynn Resorts Ltd.	2,987	344,819
Yum! Brands Inc.	17,311	1,148,410

		54,009,864

Consumer Staples (10.65%)
Altria Group Inc.	77,392	2,584,119
Archer-Daniels-Midland Co.	25,126	682,925
Avon Products Inc.	16,724	266,748
Beam Inc.	6,101	351,052
Brown-Forman Corp. Class B	5,765	376,166
Campbell Soup Co.	6,855	238,691
Clorox Co., The	4,892	352,469
Coca-Cola Co., The	147,396	5,590,730
Coca-Cola Enterprises Inc.	10,531	329,304
Colgate-Palmolive Co.	16,967	1,819,202
ConAgra Foods Inc.	15,365	423,920
Constellation Brands Inc. (a)	5,530	178,896
Costco Wholesale Corp.	16,460	1,648,058
CVS Caremark Corp.	48,435	2,345,223
Dean Foods Co. (a)	6,949	113,616
Dr. Pepper Snapple Group Inc.	8,028	357,487
Estee Lauder Companies Inc. Class A, The	9,139	562,688
General Mills Inc.	24,680	983,498
H.J. Heinz Co.	12,191	682,086
Hershey Co., The	5,720	405,491
Hormel Foods Corp.	5,079	148,510
J.M. Smucker Co., The	4,148	358,097
Kellogg Co.	9,415	486,379
Kimberly-Clark Corp.	15,033	1,289,531
Kraft Foods Inc. Class A	67,563	2,793,730
Kroger Co., The	20,726	487,890
Lorillard Inc.	4,993	581,435

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
McCormick & Co. Inc.	5,033	$312,247
Mead Johnson Nutrition Co. Class A	7,796	571,291
Molson Coors Brewing Co. Class B	6,026	271,471
Monster Beverage Corp. (a)	5,924	320,844
PepsiCo Inc.	59,250	4,193,122
Philip Morris International Inc.	64,201	5,774,238
Procter & Gamble Co., The	104,860	7,273,090
Reynolds American Inc.	12,393	537,113
Safeway Inc.	9,306	149,734
Sysco Corp.	22,345	698,728
Tyson Foods Inc.	11,098	177,790
Walgreen Co.	32,629	1,189,001
Wal-Mart Stores Inc.	63,985	4,722,093
Whole Foods Market Inc.	6,538	636,799

		53,265,502

Energy (11.08%)
Alpha Natural Resources Inc. (a)	8,736	57,396
Anadarko Petroleum Corp.	19,023	1,330,088
Apache Corp.	14,894	1,287,884
Baker Hughes Inc.	16,733	756,834
Cabot Oil & Gas Corp.	7,999	359,155
Cameron International Corp. (a)	9,380	525,937
Chesapeake Energy Corp.	19,746	372,607
Chevron Corp.	74,702	8,707,265
ConocoPhillips	46,236	2,643,774
CONSOL Energy Inc.	8,558	257,168
Denbury Resources Inc. (a)	15,189	245,454
Devon Energy Corp.	14,318	866,239
Diamond Offshore Drilling Inc.	2,573	169,329
Ensco PLC Class A	8,861	483,456
EOG Resources Inc.	10,280	1,151,874
EQT Corp.	5,705	336,595
Exxon Mobil Corp.	175,712	16,068,862
FMC Technologies Inc. (a)	9,103	421,469
Halliburton Co.	35,319	1,189,897
Helmerich & Payne Inc.	3,956	188,345
Hess Corp.	11,249	604,296
Kinder Morgan Inc.	21,716	771,352
Marathon Oil Corp.	26,838	793,600
Marathon Petroleum Corp.	12,796	698,534
Murphy Oil Corp.	7,021	376,957
Nabors Industries Ltd. (a)	11,280	158,258
National-Oilwell Varco Inc.	16,234	1,300,506
Newfield Exploration Co. (a)	5,040	157,853
Noble Corp. (a)	9,601	343,524
Noble Energy Inc.	6,792	629,686
Occidental Petroleum Corp.	30,836	2,653,746
Peabody Energy Corp.	10,250	228,472
Phillips 66	23,867	1,106,713
Pioneer Natural Resources Co.	4,720	492,768
QEP Resources Inc.	6,893	218,232
Range Resources Corp.	6,192	432,635
Rowan Companies PLC Class A (a)	4,712	159,124
Schlumberger Ltd.	50,522	3,654,256
Southwestern Energy Co. (a)	13,341	464,000

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Spectra Energy Corp.	24,884	$730,594
Sunoco Inc.	4,069	190,551
Tesoro Corp.	5,365	224,794
Valero Energy Corp.	21,096	668,321
Williams Companies Inc., The	23,849	834,000
WPX Energy Inc. (a)	7,847	130,184

		55,442,584

Financials (14.30%)
ACE Ltd.	12,909	975,920
Aflac Inc.	17,827	853,557
Allstate Corp., The	18,472	731,676
American Express Co.	37,459	2,129,919
American International Group Inc. (a)	44,400	1,455,876
American Tower Corp.	15,043	1,073,920
Ameriprise Financial Inc.	8,018	454,540
Aon PLC	12,272	641,703
Apartment Investment and Management Co.	5,538	143,933
Assurant Inc.	2,991	111,564
AvalonBay Communities Inc.	3,690	501,803
Bank of America Corp.	410,294	3,622,896
Bank of New York Mellon Corp.	44,832	1,014,100
BB&T Corp.	26,615	882,553
Berkshire Hathaway Inc. Class B (a)	69,817	6,157,859
BlackRock Inc.	4,873	868,856
Boston Properties Inc.	5,739	634,791
Capital One Financial Corp.	22,119	1,261,004
CBRE Group Inc. (a)	11,482	211,384
Charles Schwab Corp., The	41,711	533,484
Chubb Corp., The	10,148	774,089
Cincinnati Financial Corp.	5,562	210,744
Citigroup Inc.	111,644	3,652,992
CME Group Inc.	11,642	667,087
Comerica Inc.	7,316	227,162
Discover Financial Services	19,597	778,589
E*TRADE Financial Corp. (a)	9,863	86,893
Equity Residential	11,472	659,984
Federated Investors Inc. Class B	3,360	69,518
Fifth Third Bancorp	35,176	545,580
First Horizon National Corp.	9,808	94,451
Franklin Resources Inc.	5,259	657,743
Genworth Financial Inc. Class A (a)	18,959	99,156
Goldman Sachs Group Inc., The	17,155	1,950,180
Hartford Financial Services Group Inc.	16,379	318,408
HCP Inc.	16,351	727,292
Healthcare Realty Trust Inc.	9,691	559,655
Host Hotels & Resorts Inc.	27,605	443,060
Hudson City Bancorp Inc.	18,062	143,774
Huntington Bancshares Inc.	32,861	226,741
IntercontinentalExchange Inc. (a)	2,761	368,345
Invesco Ltd.	16,966	423,980
JPMorgan Chase & Co.	144,625	5,854,420
KeyCorp	35,969	314,369
Kimco Realty Corp.	15,532	314,834
Legg Mason Inc.	4,427	109,258

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Leucadia National Corp.	7,679	$174,697
Lincoln National Corp.	10,653	257,696
Loews Corp.	11,896	490,829
M&T Bank Corp.	4,579	435,738
Marsh & McLennan Companies Inc.	20,802	705,812
MetLife Inc.	40,440	1,393,562
Moody’s Corp.	7,284	321,734
Morgan Stanley	52,633	881,076
NASDAQ OMX Group Inc., The	4,290	99,936
Northern Trust Corp.	8,327	386,498
NYSE Euronext	9,244	227,865
People’s United Financial Inc.	13,504	163,939
Plum Creek Timber Co. Inc.	6,070	266,109
PNC Financial Services Group Inc.	20,154	1,271,717
Principal Financial Group Inc.	10,552	284,271
Progressive Corp., The	21,324	442,260
ProLogis Inc.	17,589	616,143
Prudential Financial Inc.	17,803	970,442
Public Storage	5,486	763,487
Regions Financial Corp.	54,429	392,433
Simon Property Group Inc.	11,548	1,753,102
SLM Corp.	17,683	277,977
State Street Corp.	18,136	760,987
Suntrust Banks Inc.	20,579	581,768
T. Rowe Price Group Inc.	9,591	607,110
Torchmark Corp.	3,657	187,787
Travelers Companies Inc., The	14,623	998,166
Unum Group	10,706	205,769
US Bancorp	72,156	2,474,951
Ventas Inc.	11,244	699,939
Vornado Realty Trust	6,434	521,476
Wells Fargo & Co.	187,020	6,457,801
Weyerhaeuser Co.	20,570	537,700
XL Group PLC	11,789	283,290
Zions Bancorporation	6,824	140,947

		71,574,656

Health Care (11.76%)
Abbott Laboratories	59,747	4,096,254
Aetna Inc.	12,717	503,593
Agilent Technologies Inc.	13,318	512,077
Alexion Pharmaceuticals Inc. (a)	7,349	840,726
Allergan Inc.	11,708	1,072,219
AmerisourceBergen Corp.	9,695	375,293
Amgen Inc.	29,350	2,474,792
Baxter International Inc.	20,860	1,257,024
Becton, Dickinson and Co.	7,589	596,192
Biogen Idec Inc. (a)	9,004	1,343,667
Boston Scientific Corp. (a)	53,768	308,628
Bristol-Myers Squibb Co.	63,922	2,157,368
Cardinal Health Inc.	13,000	506,610
CareFusion Corp. (a)	8,535	242,309
Celgene Corp. (a)	16,422	1,254,641
Cerner Corp. (a)	5,577	431,716
Cigna Corp.	10,977	517,785

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Coventry Health Care Inc.	5,038	$210,034
Covidien PLC	18,296	1,087,148
CR Bard Inc.	2,966	310,392
DaVita Inc. (a)	3,239	335,593
DENTSPLY International Inc.	5,477	208,893
Edwards Lifesciences Corp. (a)	4,406	473,072
Eli Lilly & Co.	38,877	1,843,159
Express Scripts Holding Co. (a)	30,866	1,934,372
Forest Laboratories Inc. (a)	8,894	316,715
Gilead Sciences Inc. (a)	28,803	1,910,503
Hospira Inc. (a)	6,390	209,720
Humana Inc.	6,137	430,511
Intuitive Surgical Inc. (a)	1,520	753,358
Johnson & Johnson	104,966	7,233,207
Laboratory Corp. of America Holdings (a)	3,705	342,601
Life Technologies Corp. (a)	6,698	327,398
McKesson Corp.	8,984	772,894
Medtronic Inc.	38,833	1,674,479
Merck & Co. Inc.	115,952	5,229,435
Mylan Inc. (a)	15,266	372,490
Patterson Companies Inc.	3,138	107,445
PerkinElmer Inc.	4,436	130,729
Perrigo Co.	3,344	388,472
Pfizer Inc.	284,377	7,066,768
Quest Diagnostics Inc.	6,007	381,024
St. Jude Medical Inc.	11,983	504,844
Stryker Corp.	11,003	612,427
Tenet Healthcare Corp. (a)	15,420	96,683
Thermo Fisher Scientific Inc.	13,975	822,149
UnitedHealth Group Inc.	39,316	2,178,500
Varian Medical Systems Inc. (a)	4,154	250,569
Waters Corp. (a)	3,344	278,656
Watson Pharmaceuticals Inc. (a)	4,838	412,004
WellPoint Inc.	12,437	721,470
Zimmer Holdings Inc.	6,624	447,915

		58,866,523

Industrials (9.62%)
3M Co.	24,212	2,237,673
Avery Dennison Corp.	3,801	120,948
Boeing Co., The	25,757	1,793,202
Caterpillar Inc.	24,871	2,139,901
CH Robinson Worldwide Inc.	6,063	354,989
Cintas Corp.	3,974	164,722
Cooper Industries PLC	6,086	456,815
CSX Corp.	39,591	821,513
Cummins Inc.	6,739	621,403
Danaher Corp.	22,237	1,226,371
Deere & Co.	14,949	1,233,143
Dover Corp.	6,974	414,883
Dun & Bradstreet Corp.	1,691	134,637
Eaton Corp.	12,871	608,283
Emerson Electric Co.	27,770	1,340,458
Equifax Inc.	4,584	213,523

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Expeditors International of Washington Inc.	7,981	$290,189
Fastenal Co.	10,254	440,819
FedEx Corp.	11,115	940,551
Flowserve Corp.	1,924	245,772
Fluor Corp.	6,273	353,044
General Dynamics Corp.	12,621	834,501
General Electric Co.	401,996	9,129,329
Honeywell International Inc.	29,717	1,775,591
Illinois Tool Works Inc.	16,417	976,319
Ingersoll-Rand PLC	10,908	488,897
Iron Mountain Inc.	5,742	195,860
Jacobs Engineering Group Inc. (a)	5,040	203,767
Joy Global Inc.	3,960	221,998
L-3 Communications Holdings Inc.	3,660	262,459
Lockheed Martin Corp.	10,251	957,238
Masco Corp.	13,588	204,499
Norfolk Southern Corp.	12,107	770,368
Northrop Grumman Corp.	9,455	628,096
PACCAR Inc.	13,411	536,775
Pall Corp.	4,357	276,626
Parker Hannifin Corp.	5,642	471,558
Pentair Ltd. Reg.	3,829	170,429
Pitney Bowes Inc.	7,872	108,791
Precision Castparts Corp.	5,533	903,760
Quanta Services Inc. (a)	8,018	198,045
Raytheon Co.	12,703	726,103
Republic Services Inc.	11,394	313,449
Robert Half International Inc.	5,334	142,044
Rockwell Automation Inc.	5,415	376,613
Rockwell Collins Inc.	5,430	291,265
Roper Industries Inc.	3,755	412,637
RR Donnelley & Sons Co.	6,591	69,865
Ryder System Inc.	2,002	78,198
Snap-on Inc.	2,282	164,007
Southwest Airlines Co.	28,628	251,068
Stanley Black & Decker Inc.	6,343	483,654
Stericycle Inc. (a)	3,241	293,375
Textron Inc.	10,816	283,055
Tyco International Ltd.	17,580	989,051
Union Pacific Corp.	18,031	2,140,280
United Parcel Service Inc. Class B	27,364	1,958,441
United Technologies Corp.	31,933	2,500,035
Waste Management Inc.	16,581	531,918
WW Grainger Inc.	2,286	476,334
Xylem Inc.	6,901	173,562

		48,122,699

Information Technology (19.71%)
Accenture PLC Class A	24,221	1,696,197
Adobe Systems Inc. (a)	18,653	605,476
Advanced Micro Devices Inc. (a)	22,035	74,258
Akamai Technologies Inc. (a)	6,858	262,387
Altera Corp.	12,280	417,336
Amphenol Corp. Class A	6,093	358,756
Analog Devices Inc.	11,464	449,274

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Apple Inc.	35,689	$23,813,842
Applied Materials Inc.	47,091	525,771
Autodesk Inc. (a)	8,766	292,521
Automatic Data Processing Inc.	18,384	1,078,405
BMC Software Inc. (a)	5,579	231,473
Broadcom Corp. Class A (a)	19,578	677,007
CA Inc.	12,937	333,322
Cisco Systems Inc.	201,304	3,842,893
Citrix Systems Inc. (a)	7,124	545,485
Cognizant Technology Solutions Corp. Class A (a)	11,300	790,096
Computer Sciences Corp.	6,014	193,711
Corning Inc.	57,052	750,234
Dell Inc.	55,815	550,336
eBay Inc. (a)	44,155	2,137,544
Electronic Arts Inc. (a)	11,842	150,275
EMC Corp. (a)	79,900	2,178,873
F5 Networks Inc. (a)	2,994	313,472
Fidelity National Information Services Inc.	9,532	297,589
First Solar Inc. (a)	2,324	51,465
Fiserv Inc. (a)	5,133	379,996
FLIR Systems Inc.	5,666	113,178
Google Inc. Class A (a)	10,086	7,609,887
Harris Corp.	4,373	223,985
Hewlett-Packard Co.	74,872	1,277,316
Intel Corp.	190,472	4,319,905
International Business Machines Corp.	40,896	8,483,875
Intuit Inc.	10,505	618,534
Jabil Circuit Inc.	7,197	134,728
JDS Uniphase Corp. (a)	9,126	113,026
Juniper Networks Inc. (a)	19,916	340,763
KLA-Tencor Corp.	6,328	301,877
Lam Research Corp. (a)	6,861	218,077
Linear Technology Corp.	8,649	275,471
LSI Corp. (a)	20,817	143,845
MasterCard Inc. Class A	4,086	1,844,747
Microchip Technology Inc.	7,495	245,386
Micron Technology Inc. (a)	38,728	231,787
Microsoft Corp.	287,255	8,554,454
Molex Inc.	5,063	133,056
Motorola Solutions Inc.	10,981	555,090
NetApp Inc. (a)	13,905	457,196
NVIDIA Corp. (a)	23,711	316,305
Oracle Corp.	144,984	4,565,546
Paychex Inc.	12,420	413,462
QUALCOMM Inc.	64,849	4,052,414
Red Hat Inc. (a)	7,427	422,893
SAIC Inc.	11,021	132,693
Salesforce.com Inc. (a)	4,867	743,142
SanDisk Corp. (a)	9,225	400,642
Seagate Technology PLC	13,297	412,207
Symantec Corp. (a)	26,749	481,482
TE Connectivity Ltd.	16,350	556,064
Teradata Corp. (a)	6,475	488,280
Teradyne Inc. (a)	7,289	103,650

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Texas Instruments Inc.	43,361	$1,194,596
Total System Services Inc.	5,986	141,868
VeriSign Inc. (a)	5,861	285,372
Visa Inc. Class A	19,899	2,672,038
Western Digital Corp.	8,466	327,888
Western Union Co.	23,051	419,989
Xerox Corp.	49,404	362,625
Xilinx Inc.	9,926	331,628
Yahoo! Inc. (a)	39,672	633,760

		98,652,721

Materials (3.44%)
Air Products & Chemicals Inc.	8,067	667,141
Airgas Inc.	2,686	221,058
Alcoa Inc.	40,854	361,558
Allegheny Technologies Inc.	4,226	134,809
Ball Corp.	5,868	248,275
Bemis Company Inc.	3,801	119,617
CF Industries Holdings Inc.	2,386	530,265
Cliffs Natural Resources Inc.	5,520	215,998
Dow Chemical Co., The	45,612	1,320,924
E.I. du Pont de Nemours & Co.	35,420	1,780,563
Eastman Chemical Co.	5,821	331,855
Ecolab Inc.	10,019	649,331
FMC Corp.	5,198	287,865
Freeport-McMoRan Copper & Gold Inc.	36,138	1,430,342
International Flavors & Fragrances Inc.	3,177	189,286
International Paper Co.	16,727	607,525
LyondellBasell Industries NV Class A	12,913	667,086
MeadWestvaco Corp.	6,771	207,193
Monsanto Co.	20,290	1,846,796
Mosaic Co., The	10,525	606,345
Newmont Mining Corp.	18,889	1,057,973
Nucor Corp.	12,119	463,673
Owens-Illinois Inc. (a)	6,278	117,775
PPG Industries Inc.	5,812	667,450
Praxair Inc.	11,351	1,179,142
Sealed Air Corp.	6,636	102,593
Sherwin-Williams Co., The	3,224	480,086
Sigma-Aldrich Corp.	4,546	327,176
Titanium Metals Corp.	2,593	33,268
United States Steel Corp.	5,692	108,546
Vulcan Materials Co.	4,996	236,310

		17,197,824

Telecommunication Services (3.22%)
AT&T Inc.	219,632	8,280,127
CenturyLink Inc.	23,704	957,642
Crown Castle International Corp. (a)	11,155	715,036
Frontier Communications Corp.	39,046	191,325
MetroPCS Communications Inc. (a)	12,031	140,883
Sprint Nextel Corp. (a)	114,550	632,316
Verizon Communications Inc.	108,461	4,942,568

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Corp.	22,801	$230,517

		16,090,414

Utilities (3.44%)
AES Corp., The (a)	23,449	257,236
AGL Resources Inc.	4,576	187,204
Ameren Corp.	9,307	304,060
American Electric Power Company Inc.	18,460	811,132
CenterPoint Energy Inc.	16,337	347,978
CMS Energy Corp.	10,085	237,502
Consolidated Edison Inc.	11,181	669,630
Dominion Resources Inc.	21,827	1,155,521
DTE Energy Co.	6,538	391,888
Duke Energy Corp.	26,806	1,737,029
Edison International	12,403	566,693
Entergy Corp.	6,784	470,131
Exelon Corp.	32,495	1,156,172
FirstEnergy Corp.	15,953	703,527
Integrys Energy Group Inc.	2,998	156,496
NextEra Energy Inc.	16,094	1,131,891
NiSource Inc.	10,709	272,865
Northeast Utilities	11,976	457,842
NRG Energy Inc.	8,520	182,243
ONEOK Inc.	7,896	381,456
Pepco Holdings Inc.	8,760	165,564
PG&E Corp.	16,235	692,747
Pinnacle West Capital Corp.	4,169	220,123
PPL Corp.	22,155	643,603
Public Service Enterprise Group Inc.	19,337	622,265
SCANA Corp.	4,997	241,205
Sempra Energy	8,554	551,647
Southern Co.	33,304	1,534,981
TECO Energy Inc.	7,707	136,722
Wisconsin Energy Corp.	8,764	330,140
Xcel Energy Inc.	18,669	517,320

		17,234,813

Total Common Stocks
(cost $455,812,204)		490,457,600

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Short-term Investments (1.97%)
State Street Institutional U.S. Government Money Market Fund	9,880,212	$9,880,212

Total Short-term Investments
(cost $9,880,212)		9,880,212

TOTAL INVESTMENTS (99.98%)
(cost $465,692,416)		$500,337,812
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.02%)		75,823

NET ASSETS (100.00%)		$500,413,635

(a)	Non-income producing security.

(b)	At September 30, 2012, cash in the amount of $664,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
S&P 500 Mini Index	143	December 2012	$10,236,215	$10,254,530	$18,315

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (97.00%)
Consumer Discretionary (13.70%)
1-800-FLOWERS.COM Inc. (a)	5,246	$19,568
Aeropostale Inc. (a)	15,752	213,125
AFC Enterprises Inc. (a)	4,744	116,702
American Axle & Manufacturing Holdings Inc. (a)	12,857	144,898
American Greetings Corp. Class A	6,886	115,685
American Public Education Inc. (a)	3,526	128,452
America’s Car-Mart Inc. (a)	1,537	69,887
Ameristar Casinos Inc.	6,437	114,579
Ann Inc. (a)	9,477	357,567
Arbitron Inc.	5,130	194,427
Arctic Cat Inc. (a)	2,481	102,862
Asbury Automotive Group Inc. (a)	5,400	150,930
Ascent Capital Group LLC Class A (a)	2,777	149,986
Barnes & Noble Inc. (a)	5,508	70,392
Bassett Furniture Industries Inc.	2,136	26,593
Beasley Broadcast Group Inc. Class A (a)	738	3,601
Beazer Homes USA Inc. (a)	23,943	84,998
bebe stores inc.	7,363	35,342
Belo Corp. Class A	18,316	143,414
Big 5 Sporting Goods Corp.	3,033	30,178
Biglari Holdings Inc. (a)	232	84,694
BJ’s Restaurants Inc. (a)	4,738	214,868
Black Diamond Inc. (a)	4,058	35,589
Bloomin’ Brands Inc. (a)	3,431	56,440
Blue Nile Inc. (a)	2,377	88,163
Bluegreen Corp. (a)	2,695	16,925
Blyth Inc.	2,036	52,916
Bob Evans Farms Inc.	5,660	221,476
Body Central Corp. (a)	3,180	33,231
Bon-Ton Stores Inc., The	2,364	22,458
Boyd Gaming Corp. (a)	10,886	76,855
Bravo Brio Restaurant Group Inc. (a)	3,810	55,436
Bridgepoint Education Inc. (a)	3,488	35,403
Brown Shoe Co. Inc.	8,389	134,476
Brunswick Corp.	17,285	391,160
Buckle Inc., The	5,380	244,413
Buffalo Wild Wings Inc. (a)	3,601	308,750
Cabela’s Inc. (a)	9,036	494,088
Caesars Entertainment Corp. (a)	7,187	48,872
CafePress Inc. (a)	898	8,181
Callaway Golf Co.	12,802	78,604
Capella Education Co. (a)	2,556	89,613
Career Education Corp. (a)	10,031	37,817
Caribou Coffee Company Inc. (a)	4,126	56,650
Carmike Cinemas Inc. (a)	3,449	38,801
Carriage Services Inc.	2,915	28,188
Carrols Restaurant Group Inc. (a)	2,999	17,274
Casual Male Retail Group Inc. (a)	8,418	38,975
Cato Corp. Class A	5,267	156,483
Cavco Industries Inc. (a)	1,347	61,814
CEC Entertainment Inc.	3,570	107,528
Central European Media Enterprises Ltd. Class A (a)	7,189	46,800
Cheesecake Factory Inc., The	10,450	373,588
Cherokee Inc.	1,671	24,330

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Children’s Place Retail Stores Inc., The (a)	4,710	$282,600
Churchill Downs Inc.	2,494	156,424
Chuy’s Holdings Inc. (a)	1,217	29,841
Citi Trends Inc. (a)	2,894	36,334
Coinstar Inc. (a)	6,085	273,703
Collective Brands Inc. (a)	11,824	256,699
Collectors Universe Inc.	1,036	14,535
Columbia Sportswear Co.	2,387	128,898
Conn’s Inc. (a)	3,050	67,252
Cooper Tire & Rubber Co.	12,017	230,486
Core-Mark Holding Co. Inc.	2,241	107,815
Corinthian Colleges Inc. (a)	15,222	36,228
Cracker Barrel Old Country Store Inc.	3,741	251,059
Crocs Inc. (a)	17,353	281,292
Crown Media Holdings Inc. (a)	6,403	10,693
CSS Industries Inc.	1,882	38,675
Culp Inc.	1,613	18,969
Cumulus Media Inc. Class A (a)	11,643	31,902
Daily Journal Corp. (a)	167	15,660
Dana Holding Corp.	28,690	352,887
Del Frisco’s Restaurant Group Inc. (a)	978	14,572
Delta Apparel Inc. (a)	1,315	18,108
Denny’s Corp. (a)	18,920	91,762
Destination Maternity Corp.	2,614	48,882
Dial Global Inc. (a)	1,035	2,805
Digital Generation Inc. (a)	5,386	61,185
DineEquity Inc. (a)	2,954	165,424
Domino’s Pizza Inc.	11,209	422,579
Dorman Products Inc. (a)	4,775	150,460
Drew Industries Inc. (a)	3,766	113,771
E.W. Scripps Co Class A (a)	5,881	62,633
Education Management Corp. (a)	5,105	15,877
Einstein Noah Restaurant Group Inc.	1,217	21,529
Entercom Communications Corp. Class A (a)	4,788	32,846
Entravision Communications Corp. Class A	9,793	13,123
Ethan Allen Interiors Inc.	4,738	103,857
Exide Technologies (a)	15,049	46,652
Express Inc. (a)	17,323	256,727
Federal-Mogul Corp. (a)	3,527	32,272
Fiesta Restaurant Group Inc. (a)	3,148	49,959
Fifth & Pacific Companies Inc. (a)	21,070	269,275
Finish Line Inc. Class A, The	9,844	223,853
Fisher Communications Inc. (a)	1,742	64,036
Five Below Inc. (a)	2,100	82,068
Flexsteel Industries Inc.	857	17,740
Francesca’s Holdings Corp. (a)	6,742	207,182
Fred’s Inc. Class A	7,180	102,171
Frisch’s Restaurants Inc.	617	12,247
Fuel Systems Solutions Inc. (a)	2,911	50,040
Gaylord Entertainment Co. (a)	5,496	217,257
Geeknet Inc. (a)	932	18,034
Genesco Inc. (a)	4,747	316,767
Gentherm Inc. (a)	5,705	70,970

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
G-III Apparel Group Ltd. (a)	3,248	$116,603
Global Sources Ltd. (a)	3,635	23,846
Gordmans Stores Inc. (a)	1,647	30,387
Grand Canyon Education Inc. (a)	7,794	183,393
Group 1 Automotive Inc.	4,443	267,602
Harte-Hanks Inc.	8,723	60,450
Haverty Furniture Companies Inc.	3,706	51,439
Helen of Troy Ltd. (a)	6,092	193,908
hhgregg Inc. (a)	3,100	21,390
Hibbett Sports Inc. (a)	5,102	303,314
Hillenbrand Inc.	10,686	194,378
Hooker Furniture Corp.	2,028	26,344
Hot Topic Inc.	8,143	70,844
Hovnanian Enterprises Inc. Class A (a)	19,538	67,601
HSN Inc.	7,334	359,733
Iconix Brand Group Inc. (a)	13,656	249,085
Ignite Restaurant Group Inc. (a)	1,275	17,774
International Speedway Corp. Class A	5,367	152,262
Interval Leisure Group Inc.	7,524	142,429
iRobot Corp. (a)	5,369	122,198
Isle of Capri Casinos Inc. (a)	4,213	29,280
Jack in the Box Inc. (a)	8,545	240,200
JAKKS Pacific Inc.	4,150	60,466
Jamba Inc. (a)	12,973	28,930
Johnson Outdoors Inc. Class A (a)	1,092	23,358
Jones Group Inc., The	15,809	203,462
Jos. A. Bank Clothiers Inc. (a)	5,389	261,259
Journal Communications Inc. Class A (a)	8,510	44,252
K12 Inc. (a)	5,220	105,444
Kayak Software Corp. (a)	625	22,081
KB Home	14,894	213,729
Kirkland’s Inc. (a)	2,545	25,272
Krispy Kreme Doughnuts Inc. (a)	11,434	90,672
K-Swiss Inc. Class A (a)	5,166	17,719
La-Z-Boy Inc. (a)	9,987	146,110
Leapfrog Enterprises Inc. (a)	9,879	89,109
Libbey Inc. (a)	4,009	63,262
Life Time Fitness Inc. (a)	8,290	379,185
Lifetime Brands Inc.	1,868	22,248
Lin TV Corp. (a)	5,821	25,612
Lincoln Educational Services Corp.	4,458	18,724
Lions Gate Entertainment Corp. (a)	16,435	250,962
Lithia Motors Inc. Class A	4,195	139,735
Live Nation Entertainment Inc. (a)	26,912	231,712
Luby’s Inc. (a)	4,009	26,981
Lumber Liquidators Holdings Inc. (a)	5,342	270,733
M.D.C. Holdings Inc.	7,428	286,052
M/I Homes Inc. (a)	4,072	78,752
Mac-Gray Corp.	2,361	31,661
Maidenform Brands Inc. (a)	4,544	93,061
Marcus Corp.	3,804	42,224
Marine Products Corp.	1,947	11,604
MarineMax Inc. (a)	4,084	33,856
Marriott Vacations Worldwide Corp. (a)	5,108	183,990
Martha Stewart Living Omnimedia Inc.	5,063	15,543

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Matthews International Corp.	5,436	$162,102
Mattress Firm Holding Corp. (a)	2,149	60,494
McClatchy Co. Class A, The (a)	11,283	25,161
MDC Partners Inc. Class A	4,916	60,663
Men’s Wearhouse Inc., The	9,829	338,412
Meredith Corp.	6,994	244,790
Meritage Homes Corp. (a)	5,936	225,746
Modine Manufacturing Co. (a)	9,062	66,878
Monarch Casino & Resort Inc. (a)	1,635	14,241
Monro Muffler Brake Inc.	5,949	209,345
Morgans Hotel Group Co. (a)	4,322	27,747
Movado Group Inc.	3,390	114,311
MTR Gaming Group Inc. (a)	4,358	18,347
Multimedia Games Holding Company Inc. (a)	5,371	84,486
NACCO Industries Inc. Class A	1,064	133,436
Nathan’s Famous Inc. (a)	479	15,065
National American University Holdings Inc.	1,801	9,005
National CineMedia Inc.	10,959	179,399
New York & Co. Inc. (a)	5,088	19,080
New York Times Co. Class A, The (a)	26,253	256,229
Nexstar Broadcasting Group Inc. Class A (a)	2,095	22,249
NutriSystem Inc.	5,373	56,578
Office Depot Inc. (a)	54,401	139,267
OfficeMax Inc.	16,938	132,286
Orbitz Worldwide Inc. (a)	4,308	10,985
Orchard Supply Hardware Stores Corp. Class A (a)	342	4,952
Orient-Express Hotels Ltd. Class A (a)	18,641	165,905
Outdoor Channel Holdings Inc.	2,913	21,207
Overstock.com Inc. (a)	2,300	23,828
Oxford Industries Inc.	2,703	152,584
Papa John’s International Inc. (a)	3,477	185,707
Peet’s Coffee & Tea Inc. (a)	2,565	188,117
Penske Automotive Group Inc.	8,204	246,858
Pep Boys-Manny, Moe & Jack, The	10,327	105,129
Perfumania Holdings Inc. (a)	946	6,811
Perry Ellis International Inc. (a)	2,225	49,061
PetMed Express Inc.	4,025	40,411
Pier 1 Imports Inc.	18,891	354,017
Pinnacle Entertainment Inc. (a)	11,993	146,914
Pool Corp.	9,185	381,912
Premier Exhibitions Inc. (a)	4,829	11,445
Quiksilver Inc. (a)	25,228	83,757
R.G. Barry Corp.	1,689	24,896
RadioShack Corp.	19,436	46,258
ReachLocal Inc. (a)	1,912	23,976
Reading International Inc. Class A (a)	3,080	18,172
Red Lion Hotels Corp. (a)	2,646	16,538
Red Robin Gourmet Burgers Inc. (a)	2,867	93,350
Regis Corp.	11,049	203,081
Rent-A-Center Inc.	11,494	403,210
Rentrak Corp. (a)	1,794	30,372
Ruby Tuesday Inc. (a)	12,539	90,908

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Rue21 Inc. (a)	3,027	$94,291
Ruth’s Hospitality Group Inc. (a)	6,995	44,558
Ryland Group Inc., The	8,650	259,500
Saga Communications Inc. Class A (a)	710	28,769
Saks Inc. (a)	21,356	220,180
Salem Communications Corp. Class A	1,922	10,071
Scholastic Corp.	5,031	159,885
Scientific Games Corp. Class A (a)	11,115	91,921
Sealy Corp. (a)	10,019	21,841
Select Comfort Corp. (a)	10,970	346,104
Shiloh Industries Inc.	1,011	11,343
Shoe Carnival Inc.	2,788	65,602
Shuffle Master Inc. (a)	10,609	167,728
Shutterfly Inc. (a)	6,960	216,595
Sinclair Broadcast Group Inc. Class A	9,801	109,869
Six Flags Entertainment Corp.	7,695	452,466
Skechers U.S.A. Inc. (a)	7,303	148,981
Skullcandy Inc. (a)	3,166	43,532
Smith & Wesson Holding Corp. (a)	12,517	137,812
Sonic Automotive Inc.	7,753	147,152
Sonic Corp. (a)	11,794	121,124
Sotheby’s	13,156	414,414
Spartan Motors Inc.	6,455	32,275
Speedway Motorsports Inc.	2,277	35,066
Stage Stores Inc.	5,932	124,928
Standard Motor Products Inc.	3,823	70,420
Standard Pacific Corp. (a)	22,316	150,856
Stein Mart Inc. (a)	5,263	44,788
Steiner Leisure Ltd. (a)	2,980	138,719
Steinway Musical Instruments Inc. (a)	1,341	32,667
Steven Madden Ltd. (a)	7,614	332,884
Stewart Enterprises Inc.	14,543	122,089
Stoneridge Inc. (a)	5,507	27,370
Strayer Education Inc.	2,273	146,268
Sturm, Ruger & Company Inc.	3,710	183,608
Superior Industries International Inc.	4,395	75,111
Systemax Inc. (a)	2,095	24,742
Teavana Holdings Inc. (a)	1,722	22,455
Tenneco Inc. (a)	11,774	329,672
Texas Roadhouse Inc. Class A	12,048	206,021
Tilly’s Inc. Class A (a)	1,793	32,866
Tower International Inc. (a)	1,123	8,658
Town Sports International Holdings Inc. (a)	4,523	55,950
True Religion Apparel Inc.	5,048	107,674
Tuesday Morning Corp. (a)	8,089	52,983
Tumi Holdings Inc. (a)	4,213	99,174
Unifi Inc. (a)	2,758	35,358
Universal Electronics Inc. (a)	2,874	50,525
Universal Technical Institute Inc.	4,177	57,225
US Auto Parts Network Inc. (a)	2,888	9,992
Vail Resorts Inc.	6,965	401,532
Valassis Communications Inc. (a)	7,699	190,088
Value Line Inc.	145	1,415
Vera Bradley Inc. (a)	3,940	93,969

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vitacost.com Inc. (a)	4,223	$28,632
Vitamin Shoppe Inc. (a)	5,721	333,649
VOXX International Corp. (a)	3,512	26,270
Warnaco Group Inc., The (a)	7,965	413,384
West Marine Inc. (a)	2,888	30,699
Wet Seal Inc. Class A (a)	17,361	54,687
Weyco Group Inc.	1,248	30,389
Winmark Corp.	429	23,200
Winnebago Industries Inc. (a)	5,719	72,231
WMS Industries Inc. (a)	10,603	173,677
Wolverine World Wide Inc.	9,422	418,054
World Wrestling Entertainment Inc.	5,230	42,102
Zagg Inc. (a)	5,006	42,701
Zumiez Inc. (a)	4,285	118,822

		32,680,141

Consumer Staples (3.53%)
Alico Inc.	653	20,393
Alliance One International Inc. (a)	17,016	54,962
Andersons Inc., The	3,555	133,881
Annie’s Inc. (a)	976	43,764
Arden Group Inc. Class A	217	21,053
B&G Foods Inc. Class A	9,385	284,459
Boston Beer Co. Inc. (a)	1,505	168,515
Calavo Growers Inc.	2,351	58,775
Cal-Maine Foods Inc.	2,827	127,045
Casey’s General Stores Inc.	7,367	420,950
Central European Distribution Corp. (a)	13,046	37,181
Central Garden & Pet Co. (a)	7,458	90,093
Chefs’ Warehouse Inc., The (a)	2,152	35,250
Chiquita Brands International Inc. (a)	8,808	67,293
Coca-Cola Bottling Co. Consolidated	910	61,971
Craft Brew Alliance Inc. (a)	2,098	16,469
Darling International Inc. (a)	22,766	416,390
Diamond Foods Inc.	4,326	81,415
Dole Food Company Inc. (a)	6,968	97,761
Elizabeth Arden Inc. (a)	4,863	229,728
Farmer Brothers Co. (a)	1,392	13,238
Female Health Co., The	3,747	26,791
Fresh Del Monte Produce Inc.	7,319	187,366
Griffin Land & Nurseries Inc.	530	17,877
Hain Celestial Group Inc., The (a)	7,141	449,883
Harbinger Group Inc. (a)	7,861	66,268
Harris Teeter Supermarkets Inc.	8,488	329,674
Ingles Markets Inc.	2,454	40,123
Inter Parfums Inc.	3,176	58,121
Inventure Foods Inc. (a)	2,514	14,305
J&J Snack Foods Corp.	2,855	163,677
John B. Sanfilippo & Son Inc. (a)	1,525	19,856
Lancaster Colony Corp.	3,590	262,968
Lifeway Foods Inc.	853	8,104
Limoneira Co.	1,542	28,419
Medifast Inc. (a)	2,680	70,082
Nash Finch Co.	2,350	47,987
National Beverage Corp. (a)	2,143	32,488

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Natural Grocers by Vitamin Cottage Inc. (a)	1,242	$27,721
Nature’s Sunshine Products Inc.	2,220	36,275
Nutraceutical International Corp. (a)	1,722	27,139
Oil-Dri Corporation of America	981	22,700
Omega Protein Corp. (a)	3,984	27,330
Orchids Paper Products Co.	1,071	19,321
Pantry Inc., The (a)	4,620	67,221
Pilgrim’s Pride Corp. (a)	11,742	60,002
Post Holdings Inc. (a)	5,382	161,783
Prestige Brands Holdings Inc. (a)	9,724	164,919
PriceSmart Inc.	3,528	267,140
Revlon Inc. Class A (a)	2,215	34,200
Rite Aid Corp. (a)	126,958	148,541
Roundy’s Inc.	3,931	23,783
Sanderson Farms Inc.	4,428	196,470
Schiff Nutrition International Inc. (a)	2,609	63,112
Seneca Foods Corp. Class A (a)	1,740	51,956
Smart Balance Inc. (a)	11,387	137,555
Snyders-Lance Inc.	8,586	214,650
Spartan Stores Inc.	4,265	65,297
Spectrum Brands Holdings Inc. (a)	4,471	178,885
Star Scientific Inc. (a)	28,490	98,575
SUPERVALU Inc.	41,479	99,964
Susser Holdings Corp. (a)	2,189	79,176
Synutra International Inc. (a)	3,452	15,948
Tootsie Roll Industries Inc.	4,597	124,027
TreeHouse Foods Inc. (a)	6,952	364,980
United Natural Foods Inc. (a)	9,467	553,346
Universal Corp.	4,503	229,293
USANA Health Sciences Inc. (a)	1,143	53,115
Vector Group Ltd.	10,715	177,762
Village Super Market Inc. Class A	1,640	60,286
WD-40 Co.	3,111	163,763
Weis Markets Inc.	2,089	88,427
Westway Group Inc. (a)	2,136	13,223

		8,422,460

Energy (5.98%)
Abraxas Petroleum Corp. (a)	16,149	37,143
Adams Resources & Energy Inc.	409	12,474
Alon USA Energy Inc.	1,837	25,167
Amyris Inc. (a)	5,861	20,162
Apco Oil and Gas International Inc.	1,774	28,544
Approach Resources Inc. (a)	6,426	193,615
Arch Coal Inc.	41,081	260,043
Basic Energy Services Inc. (a)	6,056	67,948
Berry Petroleum Co.	10,128	411,501
Bill Barrett Corp. (a)	9,251	229,147
Bolt Technology Corp.	1,644	23,641
Bonanza Creek Energy Inc. (a)	1,945	45,824
BPZ Resources Inc. (a)	20,029	57,283
Bristow Group Inc.	6,922	349,907
C&J Energy Services Inc. (a)	8,618	171,498
Cal Dive International Inc. (a)	18,645	28,527
Callon Petroleum Co. (a)	7,740	47,601

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Carrizo Oil & Gas Inc. (a)	7,620	$190,576
Ceres Inc. (a)	1,149	6,526
Clayton Williams Energy Inc. (a)	1,141	59,206
Clean Energy Fuels Corp. (a)	12,711	167,404
Cloud Peak Energy Inc. (a)	11,703	211,824
Comstock Resources Inc. (a)	9,298	170,897
Contango Oil & Gas Co. (a)	2,491	122,408
CREDO Petroleum Corp. (a)	1,317	19,083
Crimson Exploration Inc. (a)	4,240	18,105
Crosstex Energy Inc.	8,008	112,352
CVR Energy Inc. (a)	3,230	118,702
Dawson Geophysical Co. (a)	1,536	38,799
Delek US Holdings Inc.	3,329	84,856
Dril-Quip Inc. (a)	7,795	560,305
Emerald Oil Inc. (a)	9,947	8,256
Endeavour International Corp. (a)	9,049	87,504
Energy XXI (Bermuda) Ltd.	15,280	534,036
EPL Oil & Gas Inc. (a)	5,355	108,653
Evolution Petroleum Corp. (a)	3,186	25,743
Exterran Holdings Inc. (a)	12,473	252,952
Forbes Energy Services Ltd. (a)	2,712	9,492
Forest Oil Corp. (a)	22,700	191,815
Forum Energy Technologies Inc. (a)	4,330	105,306
Frontline Ltd.	10,198	39,160
FX Energy Inc. (a)	10,091	75,279
GasLog Ltd. (a)	4,580	53,036
Gastar Exploration Ltd. (a)	11,141	18,494
Gevo Inc. (a)	5,817	12,390
Global Geophysical Services Inc. (a)	3,849	21,208
Goodrich Petroleum Corp. (a)	5,100	64,464
Green Plains Renewable Energy Inc. (a)	4,867	28,521
Gulf Island Fabrication Inc.	2,765	77,061
GulfMark Offshore Inc. Class A (a)	5,184	171,279
Gulfport Energy Corp. (a)	10,743	335,826
Halcon Resources Corp. (a)	21,486	157,492
Hallador Energy Co.	1,138	9,480
Harvest Natural Resources Inc. (a)	7,249	64,661
Heckmann Corp. (a)	26,167	109,901
Helix Energy Solutions Group Inc. (a)	20,508	374,681
Hercules Offshore Inc. (a)	30,488	148,781
Hornbeck Offshore Services Inc. (a)	6,867	251,676
ION Geophysical Corp. (a)	25,418	176,401
Isramco Inc. (a)	200	23,200
Key Energy Services Inc. (a)	29,096	203,672
KiOR Inc. Class A (a)	5,114	47,560
Knightsbridge Tankers Ltd.	4,799	31,433
Kodiak Oil & Gas Corp. (a)	51,094	478,240
Lufkin Industries Inc.	6,516	350,691
Magnum Hunter Resources Corp. (a)	28,429	126,225
Magnum Hunter Resources Corp. Warrants (a) (b)	2,188	0
Matador Resources Co. (a)	2,690	27,949
Matrix Service Co. (a)	5,023	53,093
McMoRan Exploration Co. (a)	19,698	231,452
Midstates Petroleum Company Inc. (a)	4,664	40,344

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Miller Energy Resources Inc. (a)	5,918	$29,768
Mitcham Industries Inc. (a)	2,452	39,060
Natural Gas Services Group (a)	2,365	35,357
Newpark Resources Inc. (a)	17,530	129,897
Nordic American Tankers Ltd.	9,963	100,427
Northern Oil and Gas Inc. (a)	12,267	208,416
Oasis Petroleum Inc. (a)	15,460	455,606
Overseas Shipholding Group Inc.	4,811	31,753
OYO Geospace Corp. (a)	1,244	152,278
Panhandle Oil & Gas Inc.	1,401	42,969
Parker Drilling Co. (a)	23,040	97,459
PDC Energy Inc. (a)	5,786	183,011
Penn Virginia Corp.	8,896	55,155
Petroquest Energy Inc. (a)	10,977	73,656
PHI Inc. (a)	2,556	80,412
Pioneer Energy Services Corp. (a)	12,118	94,399
Quicksilver Resources Inc. (a)	22,878	93,571
Renewable Energy Group Inc. (a)	1,400	9,310
Rentech Inc. (a)	42,853	105,418
Resolute Energy Corp. (a)	9,431	83,653
REX American Resources Corp. (a)	1,102	19,847
Rex Energy Corp. (a)	8,453	112,848
RigNet Inc. (a)	2,350	43,475
Rosetta Resources Inc. (a)	10,240	490,496
Sanchez Energy Corp. (a)	2,266	46,294
Saratoga Resources Inc. (a)	3,742	20,506
Scorpio Tankers Inc. (a)	7,298	43,788
SemGroup Corp. Class A (a)	8,134	299,738
Ship Finance International Ltd.	8,712	136,953
Solazyme Inc. (a)	6,388	73,334
Stone Energy Corp. (a)	9,596	241,052
Swift Energy Co. (a)	8,238	172,009
Synergy Resources Corp. (a)	7,420	30,941
Targa Resources Corp.	5,596	281,703
Teekay Tankers Ltd. Class A	12,371	46,268
Tesco Corp. (a)	5,885	62,852
TETRA Technologies Inc. (a)	15,185	91,869
TGC Industries Inc. (a)	2,825	20,340
Triangle Petroleum Corp. (a)	8,696	62,263
Union Drilling Inc. (a)	2,449	15,894
Uranerz Energy Corp. (a)	12,345	20,122
Uranium Energy Corp. (a)	16,620	43,378
VAALCO Energy Inc. (a)	11,315	96,743
Vantage Drilling Co. (a)	37,403	68,822
Venoco Inc. (a)	5,797	68,868
W&T Offshore Inc.	6,752	126,803
Warren Resources Inc. (a)	13,830	42,043
Western Refining Inc.	11,144	291,750
Westmoreland Coal Co. (a)	2,200	21,846
Willbros Group Inc. (a)	7,666	41,166
ZaZa Energy Corp. (a)	4,781	14,203

		14,268,264

Financials (20.33%)
1st Source Corp.	2,905	64,694
1st United Bancorp Inc. (a)	5,921	38,190

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Acadia Realty Trust	8,881	$220,426
Access National Corp.	1,374	18,769
AG Mortgage Investment Trust Inc.	4,421	106,679
Agree Realty Corp.	2,221	56,613
Alexander’s Inc.	408	174,416
Alliance Financial Corp.	962	38,682
Alterra Capital Holdings Ltd.	16,549	396,183
American Assets Trust Inc.	6,424	172,099
American Capital Mortgage Investment Corp.	7,113	178,750
American Equity Investment Life Holding Co.	11,702	136,094
American National Bankshares Inc.	1,469	33,185
American Realty Capital Trust Inc.	30,760	360,815
American Safety Insurance Holdings Ltd. (a)	1,681	31,418
Ameris Bancorp (a)	4,600	57,914
Amerisafe Inc. (a)	3,532	95,858
Ames National Corp.	1,650	34,386
Amreit Inc. Class B	219	3,246
AmTrust Financial Services Inc.	5,237	134,172
Anworth Mortgage Asset Corp.	26,802	182,254
Apollo Commercial Real Estate Finance Inc.	3,439	59,632
Apollo Residential Mortgage Inc.	4,763	104,977
Ares Commercial Real Estate Corp.	1,503	25,641
Argo Group International Holdings Ltd.	5,018	162,533
Armour Residential REIT Inc.	57,825	442,940
Arrow Financial Corp.	1,970	49,250
Artio Global Investors Inc.	6,265	18,670
Ashford Hospitality Trust Inc.	10,497	88,175
Associated Estates Realty Corp.	9,516	144,263
Astoria Financial Corp.	16,757	165,559
AV Homes Inc. (a)	1,955	29,012
Baldwin & Lyons Inc.	1,753	41,914
BancFirst Corp.	1,272	54,645
Banco Latinoamericano de Comercio Exterior SA	5,564	122,909
Bancorp Inc., The (a)	5,711	58,652
BancorpSouth Inc.	18,344	270,391
Bank Mutual Corp.	8,954	40,741
Bank of Kentucky Financial Corp., The	1,145	31,762
Bank of Marin Bancorp	1,081	45,953
Bank of the Ozarks Inc.	5,659	195,066
BankFinancial Corp.	4,171	36,663
Banner Corp.	3,662	99,240
Bar Harbor Bankshares	742	26,519
BBCN Bancorp Inc. (a)	15,070	190,033
Beneficial Mutual Bancorp Inc. (a)	6,473	61,882
Berkshire Bancorp Inc. (a)	723	5,950
Berkshire Hills Bancorp Inc.	4,345	99,414
BGC Partners Inc. Class A	19,238	94,266
BofI Holding Inc. (a)	1,950	50,798
Boston Private Financial Holdings Inc.	15,297	146,698
Bridge Bancorp Inc.	1,675	39,044

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bridge Capital Holdings (a)	1,820	$28,137
Brookline Bancorp Inc.	13,665	120,525
Bryn Mawr Bank Corp.	2,295	51,500
BSB Bancorp Inc. (a)	1,574	20,305
C&F Financial Corp.	613	24,122
Calamos Asset Management Inc. Class A	3,720	43,301
California First National Bancorp	425	7,837
Camden National Corp.	1,518	56,227
Campus Crest Communities Inc.	7,385	79,758
Cape Bancorp Inc. (a)	2,200	20,592
Capital Bank Financial Corp. Class A (a)	559	10,062
Capital City Bank Group Inc.	2,290	24,366
CapLease Inc.	12,706	65,690
Capstead Mortgage Corp.	19,246	259,629
Cardinal Financial Corp.	5,662	80,967
Cascade Bancorp (a)	1,276	6,737
Cash America International Inc.	5,678	219,000
Cathay General Bancorp	15,272	263,595
Cedar Realty Trust Inc.	11,843	62,531
Center Bancorp Inc.	2,388	28,465
Centerstate Banks Inc.	6,016	53,663
Central Pacific Financial Corp. (a)	4,184	59,831
Century Bancorp Inc. Class A	681	21,738
Charter Financial Corp.	1,379	13,445
Chatham Lodging Trust	2,775	38,517
Chemical Financial Corp.	5,410	130,922
Chesapeake Lodging Trust	7,363	146,303
CIFC Corp. (a)	1,412	10,336
Citizens & Northern Corp.	2,438	47,809
Citizens Inc. (a)	7,623	79,965
Citizens Republic Bancorp Inc. (a)	7,803	150,988
City Holding Co.	2,814	100,854
Clifton Savings Bancorp Inc.	1,833	20,163
CNB Financial Corp.	2,504	43,845
CNO Financial Group Inc.	41,124	396,847
CoBiz Financial Inc.	6,911	48,377
Cohen & Steers Inc.	3,603	106,721
Colonial Properties Trust	17,028	358,439
Colony Financial Inc.	7,634	148,710
Columbia Banking System Inc.	7,779	144,223
Community Bank System Inc.	7,676	216,386
Community Trust Bancorp Inc.	2,761	98,112
Consolidated-Tomoka Land Co.	845	27,792
Coresite Realty Corp.	4,027	108,487
Cousins Properties Inc.	17,916	142,253
Cowen Group Inc. Class A (a)	16,896	45,619
Crawford & Co. Class B	5,343	26,768
Credit Acceptance Corp. (a)	1,527	130,574
Crescent Financial Bancshares Inc. (a)	430	1,956
CreXus Investment Corp.	13,057	141,146
CubeSmart	23,878	307,310
CVB Financial Corp.	17,230	205,726
CYS Investments Inc.	32,526	458,291
DCT Industrial Trust Inc.	47,915	310,010
DFC Global Corp. (a)	8,613	147,713

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Diamond Hill Investment Group	530	$40,640
DiamondRock Hospitality Co.	36,472	351,225
Dime Community Bancshares	6,147	88,763
Donegal Group Inc.	1,462	20,526
Doral Financial Corp. (a)	25,294	23,794
Duff & Phelps Corp. Class A	6,109	83,143
DuPont Fabros Technology Inc.	11,947	301,662
Dynex Capital Inc.	10,634	114,316
Eagle Bancorp Inc. (a)	3,249	54,323
Eastern Insurance Holdings Inc.	1,179	19,772
EastGroup Properties Inc.	5,525	293,930
Education Realty Trust Inc.	21,750	237,075
eHealth Inc. (a)	3,860	72,452
EMC Insurance Group Inc.	864	18,144
Employers Holdings Inc.	6,172	113,133
Enstar Group Ltd. (a)	1,637	163,127
Enterprise Bancorp Inc.	1,167	19,932
Enterprise Financial Services Corp.	3,468	47,165
Entertainment Properties Trust	9,092	403,958
Epoch Holding Corp.	3,113	71,910
Equity One Inc.	10,665	224,605
ESB Financial Corp.	2,052	28,646
ESSA Bancorp Inc.	1,656	17,206
EverBank Financial Corp.	4,266	58,743
Evercore Partners Inc. Class A	5,580	150,660
Excel Trust Inc.	6,652	75,966
EZCORP Inc. Class A (a)	9,281	212,813
F.N.B. Corp.	26,996	302,625
Farmers National Banc Corp.	3,293	21,273
FBL Financial Group Inc.	1,825	60,590
FBR & Co. (a)	7,274	22,477
Federal Agricultural Mortgage Corp. Class C	1,948	50,142
FelCor Lodging Trust Inc. (a)	23,929	113,423
Fidelity Southern Corp.	1,750	16,555
Financial Engines Inc. (a)	8,952	213,326
Financial Institutions Inc.	2,676	49,881
First American Financial Corp.	20,541	445,123
First Bancorp (North Carolina)	2,966	34,198
First BanCorp (Puerto Rico) (a)	13,388	59,175
First Bancorp Inc.	1,755	30,800
First Busey Corp.	14,644	71,463
First California Financial Group Inc. (a)	4,367	30,394
First Cash Financial Services Inc. (a)	5,578	256,644
First Commonwealth Financial Corp.	20,299	143,108
First Community Bancshares Inc.	3,281	50,068
First Connecticut Bancorp Inc.	3,499	47,271
First Defiance Financial Corp.	1,878	32,414
First Federal Bancshares of Arkansas Inc. (a)	565	5,520
First Financial Bancorp	11,240	190,068
First Financial Bankshares Inc.	6,121	220,540
First Financial Corp. Indiana	2,194	68,760
First Financial Holdings Inc.	3,308	42,971
First Financial Northwest Inc. (a)	2,856	22,991
First Industrial Realty Trust Inc. (a)	18,803	247,071
First Interstate BancSystem Inc.	3,149	47,109

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Marblehead Corp., The (a)	12,100	$12,705
First Merchants Corp.	5,592	83,936
First Midwest Bancorp Inc.	14,405	180,783
First of Long Island Corp., The	1,532	47,201
First PacTrust Bancorp Inc.	2,078	25,996
First Potomac Realty Trust	9,773	125,876
FirstMerit Corp.	21,354	314,544
Flagstone Reinsurance Holdings SA.	10,380	89,164
Flushing Financial Corp.	6,037	95,385
FNB United Corp. (a)	1,876	22,287
Forestar Group Inc. (a)	6,761	112,638
Fortegra Financial Corp. (a)	1,451	11,506
Fox Chase Bancorp	2,444	38,175
Franklin Financial Corp. (a)	2,812	47,973
Franklin Street Properties Corp.	14,225	157,471
FXCM Inc. Class A	4,436	42,364
Gain Capital Holdings Inc.	2,789	13,750
GAMCO Investors Inc.	1,231	61,242
German American Bancorp Inc.	2,523	60,855
Getty Realty Corp.	4,931	88,511
GFI Group Inc.	12,943	41,159
Glacier Bancorp Inc.	13,972	217,684
Gladstone Commercial Corp.	2,123	38,766
Glimcher Realty Trust	27,018	285,580
Global Indemnity PLC (a)	1,940	42,447
Government Properties Income Trust	7,178	167,965
Gramercy Capital Corp. (a)	8,702	26,193
Great Southern Bancorp Inc.	2,006	62,005
Green Dot Corp. Class A (a)	4,688	57,334
Greenhill & Co. Inc.	5,633	291,508
Greenlight Capital Re Ltd. Class A (a)	5,479	135,605
Guaranty Bancorp (a)	14,093	28,468
Gyrodyne Company of America Inc. (a)	228	24,768
Hallmark Financial Services Inc. (a)	2,731	22,230
Hancock Holding Co.	14,736	456,079
Hanmi Financial Corp. (a)	6,155	78,846
Healthcare Realty Trust Inc.	15,138	348,931
Heartland Financial USA Inc.	2,843	77,529
Heritage Commerce Corp. (a)	4,256	29,537
Heritage Financial Corp.	3,081	46,307
Heritage Financial Group Inc.	1,607	21,116
Heritage Oaks Bancorp (a)	3,662	21,093
Hersha Hospitality Trust	33,731	165,282
HFF Inc. Class A (a)	6,388	95,181
Highwoods Properties Inc.	13,939	454,690
Hilltop Holdings Inc. (a)	7,743	98,414
Hingham Institution for Savings	206	13,273
Home Bancorp Inc. (a)	1,273	22,901
Home Bancshares Inc.	4,322	147,337
Home Federal Bancorp Inc.	3,072	34,775
Home Loan Servicing Solutions Ltd.	5,443	88,558
Homeowners Choice Inc.	1,416	33,276
HomeStreet Inc. (a)	861	32,770
HomeTrust Bancshares Inc. (a)	3,595	47,634
Horace Mann Educators Corp.	7,771	140,733

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Horizon Bancorp	761	$21,749
Horizon Technology Finance Corp.	1,455	23,513
Hudson Pacific Properties Inc.	7,041	130,258
Hudson Valley Holding Corp.	3,048	51,968
IBERIABANK Corp.	5,742	262,984
ICG Group Inc. (a)	7,272	73,884
Independence Holding Co.	1,542	15,528
Independent Bank Corp.	4,244	127,702
Infinity Property & Casualty Corp.	2,297	138,716
Inland Real Estate Corp.	15,103	124,600
International Bancshares Corp.	10,243	195,129
INTL FCStone Inc. (a)	2,693	51,329
Invesco Mortgage Capital	22,449	451,898
Investment Technology Group Inc. (a)	7,603	66,146
Investors Bancorp Inc. (a)	8,533	155,642
Investors Real Estate Trust	16,797	138,911
Investors Title Co.	209	13,635
iStar Financial Inc. (a)	16,527	136,844
JMP Group Inc.	3,106	17,052
Kaiser Federal Financial Group Inc.	1,679	25,336
Kansas City Life Insurance Co.	804	30,978
KBW Inc.	6,777	111,617
Kearny Financial Corp.	2,931	28,548
Kennedy-Wilson Holdings Inc.	8,379	117,055
Kite Realty Group Trust	11,038	56,294
Knight Capital Group Inc. Class A (a)	34,236	91,752
Ladenburg Thalmann Financial Services Inc. (a)	20,324	26,828
Lakeland Bancorp Inc.	5,430	56,200
Lakeland Financial Corp.	3,218	88,817
LaSalle Hotel Properties	16,614	443,428
Lexington Realty Trust	22,945	221,649
LTC Properties Inc.	5,956	189,699
Maiden Holdings Ltd.	9,891	87,931
MainSource Financial Group Inc.	4,009	51,476
Manning & Napier Inc.	2,730	33,279
MarketAxess Holdings Inc.	7,061	223,128
Marlin Business Services Corp.	1,580	33,512
MB Financial Inc.	10,607	209,488
Meadowbrook Insurance Group Inc.	9,938	76,423
Medical Properties Trust Inc.	26,312	274,960
Mercantile Bank Corp. (a)	1,643	28,161
Merchants Bancshares Inc.	1,049	30,998
Meridian Interstate Bancorp Inc. (a)	1,570	25,905
Metro Bancorp Inc. (a)	2,736	34,665
MetroCorp Bancshares Inc. (a)	3,033	32,119
MGIC Investment Corp. (a)	37,132	56,812
MicroFinancial Inc.	1,562	14,292
Middleburg Financial Corp.	969	17,209
MidSouth Bancorp Inc.	1,642	26,584
MidWestOne Financial Group Inc.	1,249	26,903
Mission West Properties Inc.	3,603	31,346
Monmouth Real Estate Investment Corp. Class A	7,955	89,016
Montpelier Re Holdings Ltd.	9,755	215,878
NASB Financial Inc. (a)	737	18,307

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
National Bankshares Inc.	1,394	$46,281
National Financial Partners Corp. (a)	7,903	133,561
National Health Investors Inc.	4,746	244,134
National Interstate Corp.	1,260	32,508
National Penn Bancshares Inc.	23,809	216,900
National Western Life Insurance Co.	428	61,311
Nationstar Mortgage Holdings Inc. (a)	3,752	124,491
Navigators Group Inc., The (a)	1,936	95,300
NBT Bancorp Inc.	6,513	143,742
Nelnet Inc. Class A	4,653	110,462
Netspend Holdings Inc. (a)	6,073	59,698
New York Mortgage Trust Inc.	5,887	41,503
NewStar Financial Inc. (a)	5,193	62,264
Nicholas Financial Inc.	2,069	26,711
Northfield Bancorp Inc.	2,963	47,467
Northrim BanCorp Inc.	1,205	24,269
NorthStar Realty Finance Corp.	25,879	164,590
Northwest Bancshares Inc.	18,846	230,487
OceanFirst Financial Corp.	2,796	41,017
Ocwen Financial Corp. (a)	20,850	571,498
Old National Bancorp	19,434	264,497
Omega Healthcare Investors Inc.	20,525	466,533
OmniAmerican Bancorp Inc. (a)	2,228	50,642
One Liberty Properties Inc.	2,319	43,249
OneBeacon Insurance Group Ltd. Class A	4,461	59,956
Oppenheimer Holdings Inc. Class A	2,030	32,378
Oriental Financial Group Inc.	7,984	83,992
Oritani Financial Corp.	8,927	134,351
Pacific Capital Bancorp (a)	793	36,399
Pacific Continental Corp.	3,584	32,005
Pacific Mercantile Bancorp (a)	1,982	12,962
PacWest Bancorp	5,944	138,911
Park National Corp.	2,185	152,994
Park Sterling Corp. (a)	6,682	33,009
Parkway Properties Inc.	2,882	38,532
Peapack-Gladstone Financial Corp.	1,647	26,912
Pebblebrook Hotel Trust	11,097	259,559
Penns Woods Bancorp Inc.	792	35,109
Pennsylvania Real Estate Investment Trust	10,800	171,288
PennyMac Mortgage Investment Trust	11,454	267,680
Peoples Bancorp Inc.	2,112	48,344
Peoples Federal Bancshares Inc.	1,110	19,181
PHH Corp. (a)	10,924	222,303
Phoenix Companies Inc., The (a)	1,150	35,271
PICO Holdings Inc. (a)	4,440	101,321
Pinnacle Financial Partners Inc. (a)	6,778	130,951
Piper Jaffray Companies Inc. (a)	2,871	73,067
Platinum Underwriters Holdings Ltd.	6,739	275,423
Potlatch Corp.	7,853	293,467
Preferred Bank (a)	2,241	31,777
Presidential Life Corp.	4,264	59,398
Primerica Inc.	9,144	261,884
PrivateBancorp Inc.	11,643	186,172
Prosperity Bancshares Inc.	9,194	391,848
Provident Financial Holdings Inc.	1,771	25,166

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Provident Financial Services Inc.	11,632	$183,669
Provident New York Bancorp	7,366	69,314
PS Business Parks Inc.	3,570	238,547
Pzena Investment Management Inc. Class A	1,958	10,201
Radian Group Inc.	25,928	112,528
RAIT Financial Trust	9,727	51,067
Ramco-Gershenson Properties Trust	9,037	113,234
Redwood Trust Inc.	15,270	220,804
Regional Management Corp. (a)	925	15,956
Renasant Corp.	4,951	97,064
Republic Bancorp Inc. Class A	1,945	42,693
Resource America Inc. Class A	2,181	14,918
Resource Capital Corp.	18,616	109,462
Retail Opportunity Investments Corp.	9,834	126,564
RLI Corp.	4,100	273,306
RLJ Lodging Trust	20,754	392,458
Rockville Financial Inc.	5,606	68,674
Roma Financial Corp.	1,613	14,356
Rouse Properties Inc.	4,282	61,447
S&T Bancorp Inc.	5,667	99,796
Sabra Health Care REIT Inc.	7,180	143,672
Safeguard Scientifics Inc. (a)	4,056	63,639
Safety Insurance Group Inc.	2,455	112,635
Sandy Spring Bancorp Inc.	4,746	91,361
Saul Centers Inc.	1,492	66,245
SCBT Financial Corp.	2,961	119,269
SeaBright Holdings Inc.	3,752	41,272
Seacoast Banking Corporation of Florida (a)	14,735	23,429
Select Income REIT	1,773	43,651
Selective Insurance Group Inc.	10,683	202,870
SI Financial Group Inc.	1,982	23,229
Sierra Bancorp	2,418	29,645
Simmons First National Corp.	3,389	82,539
Southside Bancshares Inc.	3,429	74,786
Southwest Bancorp Inc. (a)	3,828	41,534
Sovran Self Storage Inc.	5,621	325,175
STAG Industrial Inc.	5,893	95,820
Starwood Property Trust Inc.	22,566	525,111
State Auto Financial Corp.	2,850	46,712
State Bank Financial Corp.	6,238	102,865
StellarOne Corp.	4,467	58,786
Sterling Bancorp NY	6,133	60,839
Sterling Financial Corp.	5,113	113,867
Stewart Information Services Corp.	3,543	71,356
Stifel Financial Corp. (a)	10,430	350,448
Strategic Hotels & Resorts Inc. (a)	35,108	210,999
Suffolk Bancorp (a)	1,923	28,191
Summit Hotel Properties Inc.	5,971	50,992
Sun Bancorp Inc. (a)	7,731	26,053
Sun Communities Inc.	5,698	251,396
Sunstone Hotel Investors Inc. (a)	26,608	292,688
Susquehanna Bancshares Inc.	36,340	380,116
SWS Group Inc. (a)	5,828	35,609
SY Bancorp Inc.	2,398	56,737
Symetra Financial Corp.	15,090	185,607

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Taylor Capital Group Inc. (a)	3,195	$54,698
TCP Capital Corp.	1,084	17,301
Tejon Ranch Co. (a)	2,489	74,770
Terreno Realty Corp.	2,640	41,712
Territorial Bancorp Inc.	2,179	50,008
Texas Capital Bancshares Inc. (a)	7,768	386,147
Thomas Properties Group Inc.	6,130	35,677
Tompkins Financial Corp.	2,054	83,228
Tower Group Inc.	6,767	131,212
TowneBank	5,157	79,057
Tree.com Inc. (a)	1,141	17,879
Trico Bancshares	3,127	51,689
Trustco Bank Corp. NY	18,573	106,238
Trustmark Corp.	12,507	304,420
Two Harbors Investment Corp.	54,252	637,461
UMB Financial Corp.	6,239	303,715
UMH Properties Inc.	2,662	31,864
Umpqua Holdings Corp.	21,776	280,693
Union First Market Bankshares Corp.	3,988	62,053
United Bankshares Inc.	7,972	198,583
United Community Banks Inc. (a)	8,086	67,842
United Financial Bancorp Inc.	3,068	44,394
United Fire Group Inc.	3,871	97,240
Universal Health Realty Income Trust	2,311	106,260
Universal Insurance Holdings Inc.	3,962	15,254
Univest Corp. of Pennsylvania	3,319	59,742
Urstadt Biddle Properties Inc.	4,491	90,853
ViewPoint Financial Group Inc.	6,557	125,698
Virginia Commerce Bancorp (a)	5,237	45,824
Virtus Investment Partners Inc. (a)	1,176	101,136
Walker & Dunlop Inc. (a)	2,248	34,552
Walter Investment Management Corp. (a)	5,536	204,887
Washington Banking Co.	2,986	42,312
Washington Real Estate Investment Trust	12,876	345,334
Washington Trust Bancorp Inc.	2,874	75,500
Waterstone Financial Inc. (a)	1,182	6,135
Webster Financial Corp.	14,008	331,990
WesBanco Inc.	4,614	95,556
West Bancorporation	3,097	37,319
West Coast Bancorp (a)	3,704	83,414
Westamerica Bancorporation	5,383	253,270
Western Alliance Bancorp (a)	13,691	139,648
Western Asset Mortgage Capital Corp.	1,589	35,276
Westfield Financial Inc.	4,613	34,551
Westwood Holdings Group Inc.	1,303	50,830
Whitestone REIT Class B	2,479	32,723
Wilshire Bancorp Inc. (a)	12,121	76,362
Winthrop Realty Trust	5,587	60,228
Wintrust Financial Corp.	7,056	265,094
WisdomTree Investments Inc. (a)	11,380	76,246
World Acceptance Corp. (a)	2,041	137,665

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WSFS Financial Corp.	1,467	$60,558
Zillow Inc. (a)	676	28,511

		48,487,781

Health Care (13.16%)
Abaxis Inc. (a)	4,211	151,259
Abiomed Inc. (a)	6,452	135,427
Acadia Healthcare Company Inc. (a)	4,466	106,514
Accretive Health Inc. (a)	10,814	120,684
Accuray Inc. (a)	13,938	98,681
Achillion Pharmaceuticals Inc. (a)	11,371	118,372
Acorda Therapeutics Inc. (a)	7,726	197,863
Acura Pharmaceuticals Inc. (a)	2,223	3,868
Aegerion Pharmaceuticals Inc. (a)	4,874	72,233
Affymax Inc. (a)	6,983	147,062
Affymetrix Inc. (a)	13,755	59,559
Agenus Inc. (a)	4,826	22,248
Air Methods Corp. (a)	2,485	296,634
Akorn Inc. (a)	10,981	145,169
Align Technology Inc. (a)	13,925	514,807
Alkermes PLC (a)	23,770	493,228
Allos Therapeutics Inc. Contingent Value Rights (a) (b)	15,127	0
Almost Family Inc. (a)	1,584	33,708
Alnylam Pharmaceuticals Inc. (a)	8,950	168,170
Alphatec Holdings Inc. (a)	10,345	17,069
AMAG Pharmaceuticals Inc. (a)	4,177	74,100
Amedisys Inc. (a)	5,885	81,272
Amicus Therapeutics Inc. (a)	5,829	30,311
AMN Healthcare Services Inc. (a)	7,978	80,259
Ampio Pharmaceuticals Inc. (a)	4,917	19,176
Amsurg Corp. (a)	6,095	172,976
Anacor Pharmaceuticals Inc. (a)	2,752	18,108
Analogic Corp.	2,377	185,810
Angiodynamics Inc. (a)	4,853	59,207
Anika Therapeutics Inc. (a)	2,283	34,291
Antares Pharma Inc. (a)	17,905	78,066
Arena Pharmaceuticals Inc. (a)	42,106	350,322
ArQule Inc. (a)	11,602	59,286
Array Biopharma Inc. (a)	17,133	100,399
ArthroCare Corp. (a)	5,326	172,562
Assisted Living Concepts Inc. Class A	3,735	28,498
Astex Pharmaceuticals Inc. (a)	17,998	55,254
athenahealth Inc. (a)	6,957	638,444
AtriCure Inc. (a)	2,780	20,683
Atrion Corp.	313	69,330
Auxilium Pharmaceuticals Inc. (a)	9,372	229,239
AVANIR Pharmaceuticals Inc. Class A (a)	26,557	84,982
Aveo Pharmaceuticals Inc. (a)	7,596	79,074
BG Medicine Inc. (a)	2,071	7,621
BioCryst Pharmaceuticals Inc. (a)	9,574	40,594

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioDelivery Sciences International Inc. (a)	4,080	$25,786
Bio-Reference Laboratories Inc. (a)	4,736	135,355
BioScrip Inc. (a)	8,573	78,100
BioSpecifics Technologies Corp. (a)	938	18,216
BioTime Inc. (a)	5,945	24,969
Cadence Pharmaceuticals Inc. (a)	11,678	45,778
Cambrex Corp. (a)	5,721	67,107
Cantel Medical Corp.	4,145	112,247
Capital Senior Living Corp. (a)	5,484	79,353
Cardiovascular Systems Inc. (a)	3,252	37,593
Celldex Therapeutics Inc. (a)	11,518	72,563
Cempra Inc. (a)	823	6,131
Centene Corp. (a)	10,000	374,100
Cepheid Inc. (a)	12,702	438,346
Cerus Corp. (a)	10,419	35,425
Chemed Corp.	3,736	258,867
ChemoCentryx Inc. (a)	1,006	11,700
Chindex International Inc. (a)	2,284	23,594
Clovis Oncology Inc. (a)	2,668	54,561
Codexis Inc. (a)	4,890	14,817
Computer Programs & Systems Inc.	2,118	117,655
Conceptus Inc. (a)	6,142	124,744
Conmed Corp.	5,526	157,491
Corcept Therapeutics Inc. (a)	9,255	25,821
Cornerstone Therapeutics Inc. (a)	1,538	7,890
Coronado Biosciences Inc. (a)	3,452	17,950
Corvel Corp. (a)	1,186	53,074
Cross Country Healthcare Inc. (a)	5,551	26,201
CryoLife Inc.	5,156	34,648
Cubist Pharmaceuticals Inc. (a)	12,285	585,749
Cumberland Pharmaceuticals Inc. (a)	2,185	14,115
Curis Inc. (a)	15,491	64,133
Cyberonics Inc. (a)	5,356	280,762
Cynosure Inc. Class A (a)	1,916	50,544
Cytori Therapeutics Inc. (a)	10,497	46,292
Dendreon Corp. (a)	30,117	145,465
DepoMed Inc. (a)	10,918	64,525
Derma Sciences Inc. (a)	1,750	18,165
Dexcom Inc. (a)	13,233	198,892
Discovery Laboratories Inc. (a)	8,390	27,519
Durata Therapeutics Inc. (a)	1,250	11,750
DUSA Pharmaceuticals Inc. (a)	4,241	28,796
Dyax Corp. (a)	19,506	50,716
Dynavax Technologies Corp. (a)	33,654	160,193
Emergent Biosolutions Inc. (a)	5,049	71,746
Emeritus Corp. (a)	5,993	125,493
Endocyte Inc. (a)	5,793	57,756
Endologix Inc. (a)	10,826	149,615
Ensign Group Inc., The	3,384	103,567
EnteroMedics Inc. (a)	4,809	17,553
Enzon Pharmaceuticals Inc. (a)	8,217	57,190
ePocrates Inc. (a)	3,518	40,985
Exact Sciences Corp. (a)	12,209	134,421
Exactech Inc. (a)	1,714	30,561
ExamWorks Group Inc. (a)	5,703	85,089

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Exelixis Inc. (a)	35,423	$170,739
Five Star Quality Care Inc. (a)	8,264	42,229
Fluidigm Corp. (a)	4,632	78,744
Furiex Pharmaceuticals Inc. (a)	1,486	28,353
Genomic Health Inc. (a)	3,106	107,747
Gentiva Health Services Inc. (a)	6,001	67,931
Geron Corp. (a)	25,579	43,484
Globus Medical Inc. Class A (a)	1,745	31,462
Greatbatch Inc. (a)	4,618	112,356
Greenway Medical Technologies Inc. (a)	1,612	27,565
GTx Inc. (a)	5,128	23,486
Haemonetics Corp. (a)	4,898	392,820
Halozyme Therapeutics Inc. (a)	17,552	132,693
Hanger Inc. (a)	6,591	188,041
Hansen Medical Inc. (a)	10,976	21,403
Harvard Bioscience Inc. (a)	4,555	19,268
Healthsouth Corp. (a)	18,544	446,169
HealthStream Inc. (a)	3,823	108,803
Healthways Inc. (a)	6,466	75,717
HeartWare International Inc. (a)	2,742	259,092
Hi-Tech Pharmacal Co. Inc. (a)	2,104	69,663
HMS Holdings Corp. (a)	16,690	557,947
Horizon Pharma Inc. (a)	6,383	22,149
Hyperion Therapeutics Inc. (a)	426	4,528
ICU Medical Inc. (a)	2,446	147,934
Idenix Pharmaceuticals Inc. (a)	17,266	78,906
ImmunoCellular Therapeutics Ltd. (a)	7,736	21,738
ImmunoGen Inc. (a)	16,173	236,126
Immunomedics Inc. (a)	12,906	45,300
Impax Laboratories Inc. (a)	12,983	337,039
Infinity Pharmaceuticals Inc. (a)	4,610	108,566
Insulet Corp. (a)	9,215	198,860
Integra LifeSciences Holdings Corp. (a)	3,746	153,961
InterMune Inc. (a)	12,788	114,708
Invacare Corp.	6,212	87,838
IPC The Hospitalist Co. (a)	3,190	145,783
IRIS International Inc. (a)	2,976	58,092
Ironwood Pharmaceuticals Inc. (a)	14,457	184,760
Isis Pharmaceuticals Inc. (a)	19,381	272,691
Jazz Pharmaceuticals PLC (a)	8,047	458,759
Keryx Biopharmaceuticals Inc. (a)	13,999	39,477
Kindred Healthcare Inc. (a)	10,334	117,601
Landauer Inc.	1,854	110,721
Lannett Company Inc. (a)	3,038	14,674
Lexicon Pharmaceuticals Inc. (a)	38,690	89,761
LHC Group Inc. (a)	3,118	57,589
Ligand Pharmaceuticals Inc. Class B (a)	3,336	57,212
Luminex Corp. (a)	8,038	156,259
Magellan Health Services Inc. (a)	5,262	271,572
MAKO Surgical Corp. (a)	6,949	120,982
MannKind Corp. (a)	21,984	63,314
MAP Pharmaceuticals Inc. (a)	5,369	83,595
Masimo Corp. (a)	9,666	233,724
Maxygen Inc.	5,555	14,665

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
MedAssets Inc. (a)	11,224	$199,787
Medicines Co., The (a)	10,692	275,961
Medicis Pharmaceutical Corp. Class A	11,135	481,811
Medidata Solutions Inc. (a)	4,292	178,118
Mediware Information Systems Inc. (a)	627	13,738
Merge Healthcare Inc. (a)	11,578	44,344
Meridian Bioscience Inc.	8,070	154,783
Merit Medical Systems Inc. (a)	8,212	122,605
Merrimack Pharmaceuticals Inc. (a)	2,856	26,789
Metropolitan Health Networks Inc. (a)	8,640	80,698
Molina Healthcare Inc. (a)	5,769	145,090
Momenta Pharmaceuticals Inc. (a)	9,164	133,519
MWI Veterinary Supply Inc. (a)	2,461	262,539
National Healthcare Corp.	2,045	97,628
National Research Corp.	482	24,230
Natus Medical Inc. (a)	5,674	74,159
Navidea Biopharmaceuticals Inc. (a)	18,637	51,252
Nektar Therapeutics (a)	22,145	236,509
Neogen Corp. (a)	4,557	194,584
Neurocrine Biosciences Inc. (a)	12,935	103,221
NewLink Genetics Corp. (a)	2,470	40,088
Novavax Inc. (a)	22,647	48,918
NPS Pharmaceuticals Inc. (a)	16,845	155,816
NuVasive Inc. (a)	8,318	190,565
NxStage Medical Inc. (a)	9,620	127,080
Obagi Medical Products Inc. (a)	3,701	45,929
Omeros Corp. (a)	4,924	46,286
Omnicell Inc. (a)	6,555	91,114
OncoGenex Pharmaceutical Inc. (a)	2,802	39,704
Oncothyreon Inc. (a)	11,198	57,558
Opko Health Inc. (a)	20,388	85,222
Optimer Pharmaceuticals Inc. (a)	9,210	130,045
OraSure Technologies Inc. (a)	10,551	117,327
Orexigen Therapeutics Inc. (a)	11,823	67,509
Orthofix International NV (a)	3,605	161,324
Osiris Therapeutics Inc. (a)	3,117	34,443
Owens & Minor Inc.	12,272	366,687
Pacific Biosciences of California Inc. (a)	6,702	12,265
Pacira Pharmaceuticals Inc. (a)	3,601	62,657
Pain Therapeutics Inc. (a)	7,184	36,279
Palomar Medical Technologies Inc. (a)	3,767	35,560
Par Pharmaceutical Companies Inc. (a)	7,144	357,057
Parexel International Corp. (a)	11,638	357,985
PDI Inc. (a)	1,809	14,418
PDL BioPharma Inc.	27,084	208,276
Pernix Therapeutics Holdings Inc. (a)	1,692	12,605
Pharmacyclics Inc. (a)	10,543	680,024
PharMerica Corp. (a)	5,725	72,478
PhotoMedex Inc. (a)	2,541	35,726
Pozen Inc. (a)	5,217	34,589
Progenics Pharmaceuticals Inc. (a)	5,912	16,967
Providence Service Corp. (a)	2,615	33,969
PSS World Medical Inc. (a)	9,721	221,444
Quality Systems Inc.	7,574	140,498
Questcor Pharmaceuticals Inc. (a)	10,468	193,658

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quidel Corp. (a)	5,471	$103,566
Raptor Pharmaceutical Corp. (a)	9,544	53,065
Repligen Corp. (a)	5,903	35,182
Repros Therapeutics Inc. (a)	2,880	43,862
Rigel Pharmaceuticals Inc. (a)	13,978	143,274
Rochester Medical Corp. (a)	1,976	23,337
Rockwell Medical Inc. (a)	4,054	33,121
RTI Biologics Inc. (a)	10,988	45,820
Sagent Pharmaceuticals Inc. (a)	1,815	28,949
Sangamo BioSciences Inc. (a)	10,019	60,916
Santarus Inc. (a)	10,725	95,238
SciClone Pharmaceuticals Inc. (a)	11,092	61,561
Seattle Genetics Inc. (a)	18,418	496,365
Select Medical Holdings Corp. (a)	6,742	75,713
Sequenom Inc. (a)	21,922	77,385
SIGA Technologies Inc. (a)	6,754	21,613
Skilled Healthcare Group Inc. Class A (a)	3,788	24,357
Solta Medical Inc. (a)	13,287	41,721
Spectranetics Corp. (a)	6,721	99,135
Spectrum Pharmaceuticals Inc. (a)	11,490	134,433
STAAR Surgical Co. (a)	7,158	54,114
STERIS Corp.	11,178	396,484
Sucampo Pharmaceuticals Inc. Class A (a)	2,186	10,996
Sun Healthcare Group Inc. (a)	5,010	42,410
Sunesis Pharmaceuticals Inc. (a)	5,387	30,437
Sunrise Senior Living Inc. (a)	11,257	160,637
Supernus Pharmaceuticals Inc. (a)	611	7,057
SurModics Inc. (a)	2,443	49,397
Symmetry Medical Inc. (a)	7,068	69,903
Synageva BioPharma Corp. (a)	2,038	108,890
Synergy Pharmaceuticals Inc. (a)	7,981	38,149
Synta Pharmaceuticals Corp. (a)	7,249	55,237
Targacept Inc. (a)	5,426	26,533
Team Health Holdings Inc. (a)	5,543	150,382
Tesaro Inc. (a)	693	9,861
Theravance Inc. (a)	11,761	304,728
Threshold Pharmaceuticals Inc. (a)	8,802	63,726
Tornier NV (a)	2,940	55,713
Transcept Pharmaceuticals Inc. (a)	2,460	13,063
Triple-S Management Corp. Class B (a)	3,661	76,515
Trius Therapeutics Inc. (a)	4,773	27,827
U.S. Physical Therapy Inc.	2,330	64,378
Unilife Corp. (a)	15,760	49,171
Universal American Corp. (a)	7,306	67,507
Utah Medical Products Inc.	608	20,666
Vanda Pharmaceuticals Inc. (a)	5,657	22,798
Vanguard Health Systems Inc. (a)	6,214	76,867
Vascular Solutions Inc. (a)	3,214	47,599
Ventrus Biosciences Inc. (a)	2,442	8,742
Verastem Inc. (a)	1,230	11,550
Vical Inc. (a)	14,363	62,048
ViroPharma Inc. (a)	13,494	407,789
VIVUS Inc. (a)	19,317	344,229
Vocera Communications Inc. (a)	1,370	42,347

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Volcano Corp. (a)	10,349	$295,671
WellCare Health Plans Inc. (a)	8,349	472,136
West Pharmaceutical Services Inc.	6,543	347,237
Wright Medical Group Inc. (a)	7,590	167,815
Xenoport Inc. (a)	8,290	95,003
XOMA Corp. (a)	13,197	48,697
Young Innovations Inc.	1,088	42,541
Zeltiq Aesthetics Inc. (a)	3,279	18,494
ZIOPHARM Oncology Inc. (a)	13,029	71,008
Zogenix Inc. (a)	10,310	27,426

		31,384,515

Industrials (14.39%)
A.T. Cross Co. Class A (a)	1,864	18,584
A123 Systems Inc. (a)	20,954	5,238
Aaon Inc.	3,655	71,966
AAR Corp.	7,703	126,483
ABM Industries Inc.	10,305	195,074
Acacia Research Corp. (a)	9,655	264,644
ACCO Brands Corp. (a)	21,763	141,242
Accuride Corp. (a)	9,215	42,942
Aceto Corp.	5,257	49,679
Acorn Energy Inc.	3,483	31,068
Actuant Corp. Class A	14,132	404,458
Acuity Brands Inc.	8,203	519,168
Advisory Board Co., The (a)	6,667	318,883
Aegion Corp. (a)	7,678	147,110
Aerovironment Inc. (a)	3,389	79,540
Air Transport Services Group Inc. (a)	10,502	46,209
Aircastle Ltd.	11,481	130,080
Alamo Group Inc.	1,344	45,400
Alaska Air Group Inc. (a)	13,788	483,407
Albany International Corp. Class A	5,395	118,528
Allegiant Travel Co. (a)	2,888	182,984
Altra Holdings Inc.	5,262	95,768
AMERCO	1,669	177,515
Ameresco Inc. Class A (a)	3,929	46,401
American Railcar Industries Inc. (a)	1,869	52,967
American Reprographics Co. (a)	7,297	31,158
American Science & Engineering Inc.	1,622	106,419
American Superconductor Corp. (a)	7,812	32,420
American Woodmark Corp. (a)	1,866	37,264
Ampco-Pittsburgh Corp.	1,640	30,258
AO Smith Corp.	7,537	433,679
API Technologies Corp. (a)	6,103	17,516
Apogee Enterprises Inc.	5,535	108,597
Applied Industrial Technologies Inc.	8,198	339,643
Argan Inc.	1,896	33,085
Arkansas Best Corp.	4,942	39,141
Asset Acceptance Capital Corp. (a)	2,940	21,932
ASTA Funding Inc.	2,060	19,343
Astec Industries Inc. (a)	3,911	123,627
Astronics Corp. (a)	2,070	63,756
Atlas Air Worldwide Holdings Inc. (a)	5,102	263,416
Avis Budget Group Inc. (a)	20,611	316,997
AZZ Inc.	4,878	185,266

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Barnes Group Inc.	10,451	$261,380
Barrett Business Services Inc.	1,362	36,910
Beacon Roofing Supply Inc. (a)	9,059	258,182
Belden Inc.	8,824	325,429
Blount International Inc. (a)	9,556	125,757
BlueLinx Holdings Inc. (a)	4,202	9,833
Brady Corp.	9,504	278,277
Briggs & Stratton Corp.	9,423	175,927
Brink’s Co., The	9,075	233,137
Builders FirstSource Inc. (a)	8,620	44,738
CAI International Inc. (a)	2,501	51,321
Capstone Turbine Corp. (a)	58,324	58,324
Cascade Corp.	1,769	96,835
Casella Waste Systems Inc. Class A (a)	4,988	21,349
CBIZ Inc. (a)	7,052	42,453
CDI Corp.	2,673	45,521
CECO Environmental Corp.	1,345	13,141
Celadon Group Inc.	3,933	63,203
Cenveo Inc. (a)	10,830	24,801
Ceradyne Inc.	4,642	113,404
Chart Industries Inc. (a)	5,791	427,665
CIRCOR International Inc.	3,399	128,312
Clarcor Inc.	9,724	433,982
Coleman Cable Inc.	1,772	17,082
Columbus McKinnon Corp. (a)	3,764	56,874
Comfort Systems USA Inc.	7,398	80,860
Commercial Vehicle Group Inc. (a)	4,857	35,699
CompX International Inc.	143	2,171
Consolidated Graphics Inc. (a)	1,563	40,779
Corporate Executive Board Co., The	6,510	349,131
Courier Corp.	1,777	21,715
CPI Aerostructures Inc. (a)	1,261	13,669
CRA International Inc. (a)	1,972	34,076
Cubic Corp.	3,068	153,584
Curtiss-Wright Corp.	9,102	297,635
Deluxe Corp.	9,917	303,064
DigitalGlobe Inc. (a)	6,977	142,261
Dolan Co., The (a)	5,960	32,065
Dollar Thrifty Automotive Group Inc. (a)	5,433	472,291
Douglas Dynamics Inc.	4,321	63,908
DXP Enterprises Inc. (a)	1,723	82,308
Dycom Industries Inc. (a)	6,466	92,981
Dynamic Materials Corp.	2,626	39,443
Eastern Co., The	1,124	21,064
Echo Global Logistics Inc. (a)	2,881	49,409
Edgen Group Inc. (a)	2,916	22,599
EMCOR Group Inc.	12,966	370,050
Encore Capital Group Inc. (a)	4,289	121,207
Encore Wire Corp.	3,139	91,847
Energy Recovery Inc. (a)	9,016	26,687
EnergySolutions Inc. (a)	15,623	42,651
EnerNOC Inc. (a)	4,759	61,772
EnerSys (a)	9,320	328,903
Ennis Inc.	5,111	83,872
Enphase Energy Inc. (a)	1,485	6,148
EnPro Industries Inc. (a)	3,961	142,636

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
ESCO Technologies Inc.	5,140	$199,689
Esterline Technologies Corp. (a)	5,925	332,630
Exponent Inc. (a)	2,620	149,576
Federal Signal Corp. (a)	12,160	76,851
Flow International Corp. (a)	9,426	34,876
Forward Air Corp.	5,615	170,752
Franklin Covey Co. (a)	2,613	31,356
Franklin Electric Co. Inc.	4,541	274,685
Freightcar America Inc.	2,342	41,664
FTI Consulting Inc. (a)	8,088	215,788
FuelCell Energy Inc. (a)	29,343	25,822
Furmanite Corp. (a)	7,246	41,157
G&K Services Inc. Class A	3,678	115,158
Genco Shipping & Trading Ltd. (a)	6,279	23,107
GenCorp Inc. (a)	11,657	110,625
Generac Holdings Inc.	4,836	110,696
Genesee & Wyoming Inc. Class A (a)	8,575	573,324
Geo Group Inc., The	11,901	329,301
GeoEye Inc. (a)	2,935	77,572
Gibraltar Industries Inc. (a)	5,987	76,753
Global Power Equipment Group Inc.	3,362	62,163
Gorman-Rupp Co., The	2,954	79,758
GP Strategies Corp. (a)	2,857	55,197
Graham Corp.	2,004	36,212
Granite Construction Inc.	7,436	213,562
Great Lakes Dredge & Dock Co.	11,572	89,104
Greenbrier Companies Inc. (a)	4,472	72,178
Griffon Corp.	8,652	89,116
H&E Equipment Services Inc.	5,628	68,211
Hardinge Inc.	2,187	22,417
Hawaiian Holdings Inc. (a)	9,871	55,179
Healthcare Services Group Inc.	12,997	297,241
Heartland Express Inc.	9,286	124,061
Heico Corp.	10,192	394,328
Heidrick & Struggles International Inc.	3,472	44,233
Heritage-Crystal Clean Inc. (a)	1,488	29,537
Herman Miller Inc.	11,199	217,709
Hexcel Corp. (a)	19,301	463,610
Hill International Inc. (a)	4,055	17,680
HNI Corp.	8,780	223,978
Houston Wire & Cable Co.	3,485	37,499
Hub Group Inc. (a)	7,144	212,034
Hudson Global Inc. (a)	6,513	29,048
Hurco Companies Inc. (a)	1,264	28,920
Huron Consulting Group Inc. (a)	4,398	153,138
ICF International Inc. (a)	3,891	78,209
II-VI Inc. (a)	10,104	192,178
Innerworkings Inc. (a)	6,199	80,711
Insperity Inc.	4,444	112,122
Insteel Industries Inc.	3,359	39,401
Interface Inc.	11,427	150,951
International Shipholding Corp.	1,107	18,675
Intersections Inc.	1,861	19,615
Jetblue Airways Corp. (a)	45,463	217,768
John Bean Technologies Corp.	5,526	90,240
Kadant Inc. (a)	2,291	53,128

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kaman Corp.	5,073	$181,918
Kaydon Corp.	6,248	139,580
Kelly Services Inc. Class A	5,196	65,470
Keyw Holding Corp., The (a)	3,656	45,700
Kforce Inc. (a)	5,633	66,413
Kimball International Inc. Class B	6,382	77,988
Knight Transportation Inc.	11,229	160,575
Knoll Inc.	9,378	130,823
Korn/Ferry International (a)	9,340	143,182
Kratos Defense & Security Solutions Inc. (a)	7,849	45,838
L.B. Foster Co. Class A	1,754	56,724
Layne Christensen Co. (a)	3,877	76,028
Lindsay Corp.	2,458	176,902
LMI Aerospace Inc. (a)	1,803	36,853
LSI Industries Inc.	3,913	26,374
Lydall Inc. (a)	3,408	48,019
Marten Transport Ltd.	3,039	53,395
MasTec Inc. (a)	10,563	208,091
McGrath Rentcorp	4,838	126,223
Meritor Inc. (a)	18,863	79,979
Metalico Inc. (a)	7,772	19,896
Met-Pro Corp.	2,805	25,105
Michael Baker Corp. (a)	1,691	40,347
Middleby Corp. (a)	3,620	418,617
Miller Industries Inc.	2,236	35,888
Mine Safety Appliances Co.	5,327	198,537
Mistras Group Inc. (a)	3,055	70,876
Mobile Mini Inc. (a)	7,457	124,606
Moog Inc. Class A (a)	8,728	330,529
Mueller Industries Inc.	5,228	237,717
Mueller Water Products Inc.	30,628	150,077
Multi-Color Corp.	2,616	60,587
MYR Group Inc. (a)	4,012	80,039
National Presto Industries Inc.	949	69,163
Navigant Consulting Inc. (a)	10,192	112,622
NCI Building Systems Inc. (a)	3,595	36,058
NL Industries Inc.	1,349	15,500
NN Inc. (a)	3,401	28,874
Nortek Inc. (a)	1,497	81,931
Northwest Pipe Co. (a)	1,822	44,912
Odyssey Marine Exploration Inc. (a)	14,286	45,144
Old Dominion Freight Line Inc. (a)	13,783	415,695
Omega Flex Inc. (a)	508	5,390
On Assignment Inc. (a)	8,287	165,077
Orbital Sciences Corp. (a)	11,518	167,702
Orion Marine Group Inc. (a)	5,274	39,186
Pacer International Inc. (a)	6,915	27,522
Park-Ohio Holdings Corp. (a)	1,696	36,752
Patrick Industries Inc. (a)	783	12,113
Patriot Transportation Holding Inc. (a)	1,213	33,818
Pendrell Corp. (a)	29,622	33,473
Performant Financial Corp. (a)	1,451	15,482
PGT Inc. (a)	3,475	11,398
Pike Electric Corp. (a)	3,441	27,356
PMFG Inc. (a)	4,170	33,735

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Portfolio Recovery Associates Inc. (a)	3,309	$345,559
Powell Industries Inc. (a)	1,744	67,440
Preformed Line Products Co.	463	25,146
Primoris Services Corp.	5,845	76,277
Proto Labs Inc. (a)	962	32,535
Quad Graphics Inc.	4,918	83,409
Quality Distribution Inc. (a)	4,154	38,424
Quanex Building Products Corp.	7,118	134,103
RailAmerica Inc. (a)	3,653	100,348
Rand Logistics Inc. (a)	3,224	24,277
Raven Industries Inc.	6,988	205,657
RBC Bearings Inc. (a)	4,276	205,676
Republic Airways Holdings Inc. (a)	9,468	43,837
Resources Connection Inc.	8,092	106,086
Rexnord Corp. (a)	5,592	101,886
Roadrunner Transportation Systems Inc. (a)	2,490	40,288
Robbins & Myers Inc.	7,454	444,258
RPX Corp. (a)	4,105	46,017
Rush Enterprises Inc. Class A (a)	6,492	125,036
Saia Inc. (a)	3,094	62,313
Sauer-Danfoss Inc.	2,237	89,950
Schawk Inc.	2,270	29,624
Seaboard Corp. (a)	59	133,348
SeaCube Container Leasing Ltd.	2,204	41,325
SIFCO Industries Inc.	457	8,317
Simpson Manufacturing Co. Inc.	7,767	222,292
SkyWest Inc.	9,941	102,691
Spirit Airlines Inc. (a)	8,019	136,965
Standard Parking Corp. (a)	3,082	69,129
Standex International Corp.	2,466	109,614
Steelcase Inc.	14,620	144,007
Sterling Construction Company Inc. (a)	3,275	32,684
Sun Hydraulics Corp.	4,035	107,210
Swift Transportation Co. (a)	15,178	130,834
Swisher Hygiene Inc. (a)	21,772	30,045
Sykes Enterprises Inc. (a)	7,579	101,862
Sypris Solutions Inc.	2,022	14,437
TAL International Group Inc.	5,627	191,205
Taser International Inc. (a)	10,849	65,419
Team Inc. (a)	3,892	123,960
Teledyne Technologies Inc. (a)	7,122	451,464
Tennant Co.	3,650	156,293
Tetra Tech Inc. (a)	12,313	323,339
Textainer Group Holdings Ltd.	2,625	80,194
Thermon Group Holdings Inc. (a)	2,872	71,771
Titan International Inc.	8,143	143,805
Titan Machinery Inc. (a)	3,302	66,965
TMS International Corp. Class A (a)	2,565	25,394
TRC Companies Inc. (a)	2,964	22,289
Trex Co. Inc. (a)	2,850	97,242
TriMas Corp. (a)	6,290	151,652
TrueBlue Inc. (a)	7,895	124,109
Tutor Perini Corp. (a)	6,969	79,725
Twin Disc Inc.	1,621	29,016
UniFirst Corp.	2,785	186,010

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Stationers Inc.	7,775	$202,306
Universal Forest Products Inc.	3,797	157,727
Universal Truckload Services Inc.	1,061	16,944
US Airways Group Inc. (a)	31,397	328,413
US Ecology Inc.	3,615	78,012
USG Corp. (a)	14,376	315,553
Viad Corp.	3,964	82,689
Vicor Corp. (a)	3,848	25,666
VSE Corp.	815	19,959
Wabash National Corp. (a)	13,389	95,464
WageWorks Inc. (a)	1,251	21,830
Watsco Inc.	5,694	431,548
Watts Water Technologies Inc.	5,403	204,395
Werner Enterprises Inc.	8,523	182,137
Wesco Aircraft Holdings Inc. (a)	3,503	47,851
Willis Lease Finance Corp. (a)	986	12,167
Woodward Inc.	13,375	454,482
XPO Logistics Inc. (a)	3,438	42,081
Zipcar Inc. (a)	5,215	40,578

		34,310,029

Information Technology (16.70%)
3D Systems Corp. (a)	9,049	297,260
Accelrys Inc. (a)	10,845	93,918
ACI Worldwide Inc. (a)	7,724	326,416
Active Network Inc., The (a)	7,562	94,752
Actuate Corp. (a)	9,589	67,411
Acxiom Corp. (a)	14,889	272,022
Adtran Inc.	12,367	213,702
Advanced Energy Industries Inc. (a)	7,545	92,954
Advent Software Inc. (a)	6,113	150,196
Aeroflex Holding Corp. (a)	3,783	25,081
Agilysys Inc. (a)	2,977	25,602
Alpha & Omega Semiconductor Ltd. (a)	3,320	28,585
Ambient Corp. (a)	492	2,588
American Software Inc. Class A	4,662	38,042
Amkor Technology Inc. (a)	14,238	62,647
ANADIGICS Inc. (a)	13,981	19,434
Anaren Inc. (a)	2,569	51,354
Ancestry.com Inc. (a)	5,577	167,756
Angie’s List Inc. (a)	6,941	73,436
Anixter International Inc.	5,463	313,904
Applied Micro Circuits Corp. (a)	12,028	60,862
Arris Group Inc. (a)	21,819	279,065
Aruba Networks Inc. (a)	21,610	485,901
Aspen Technology Inc. (a)	18,104	467,988
ATMI Inc. (a)	6,230	115,691
Audience Inc. (a)	1,180	7,316
AuthenTec Inc. (a)	8,654	69,319
AVG Technologies NV (a)	1,557	14,947
Aviat Networks Inc. (a)	11,945	28,429
Avid Technology Inc. (a)	5,781	54,688
Aware Inc.	2,151	13,551
Axcelis Technologies Inc. (a)	21,118	22,174

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
AXT Inc. (a)	6,254	$21,139
Badger Meter Inc.	2,842	103,420
Bankrate Inc. (a)	8,872	138,226
Bazaarvoice Inc. (a)	2,020	30,603
Bel Fuse Inc.	2,082	38,892
Benchmark Electronics Inc. (a)	11,052	168,764
Black Box Corp.	3,407	86,913
Blackbaud Inc.	8,751	209,324
Blucora Inc. (a)	7,704	137,208
Bottomline Technologies Inc. (a)	6,709	165,645
Brightcove Inc. (a)	1,118	13,058
Brightpoint Inc. (a)	13,497	121,203
BroadSoft Inc. (a)	5,316	218,062
Brooks Automation Inc.	12,955	104,029
Cabot Microelectronics Corp.	4,509	158,446
CACI International Inc. Class A (a)	4,378	226,737
CalAmp Corp. (a)	5,587	45,869
Calix Inc. (a)	7,703	49,299
Callidus Software Inc. (a)	6,781	33,430
Carbonite Inc. (a)	2,194	15,380
Cardtronics Inc. (a)	8,570	255,215
Cass Information Systems Inc.	1,821	76,427
Cavium Inc. (a)	9,598	319,901
CEVA Inc. (a)	4,366	62,783
Checkpoint Systems Inc. (a)	7,901	65,420
Ciber Inc. (a)	14,185	49,222
Ciena Corp. (a)	19,230	261,528
Cirrus Logic Inc. (a)	12,502	479,952
Cognex Corp.	8,315	287,533
Coherent Inc. (a)	4,583	210,176
Cohu Inc.	4,700	44,133
CommVault Systems Inc. (a)	8,651	507,814
Computer Task Group Inc. (a)	2,999	48,524
comScore Inc. (a)	6,905	105,301
Comtech Telecommunications Corp.	3,462	95,690
Comverse Technology Inc. (a)	42,144	259,186
Constant Contact Inc. (a)	5,952	103,565
Convergys Corp.	22,670	355,239
Cornerstone OnDemand Inc. (a)	6,488	198,922
CoStar Group Inc. (a)	5,455	444,801
Cray Inc. (a)	7,252	92,100
CSG Systems International Inc. (a)	6,597	148,367
CTS Corp.	6,752	67,993
Cymer Inc. (a)	5,969	304,777
Daktronics Inc.	7,091	67,435
Datalink Corp. (a)	2,925	24,219
DealerTrack Holdings Inc. (a)	8,167	227,451
Deltek Inc. (a)	4,234	55,127
Demand Media Inc. (a)	5,814	63,198
Demandware Inc. (a)	1,273	40,418
Dice Holdings Inc. (a)	9,015	75,906
Digi International Inc. (a)	5,100	51,816
Digimarc Corp.	1,385	30,816
Digital River Inc. (a)	7,216	120,219
Diodes Inc. (a)	6,933	117,930
DSP Group Inc. (a)	4,259	25,298

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
DTS Inc. (a)	3,539	$82,388
E2open Inc. (a)	642	8,718
EarthLink Inc.	20,166	143,582
Ebix Inc.	5,480	129,383
Echelon Corp. (a)	7,412	28,462
Electro Rent Corp.	3,686	65,205
Electro Scientific Industries Inc.	4,439	54,245
Electronics for Imaging Inc. (a)	9,065	150,570
Ellie Mae Inc. (a)	4,899	133,400
Eloqua Inc. (a)	1,656	32,706
Emulex Corp. (a)	16,760	120,840
Entegris Inc. (a)	26,404	214,665
Entropic Communications Inc. (a)	17,230	100,279
Envestnet Inc. (a)	4,074	47,666
Envivio Inc. (a)	1,484	3,265
EPAM Systems Inc. (a)	952	18,031
EPIQ Systems Inc.	6,145	82,466
ePlus Inc. (a)	802	31,454
Euronet Worldwide Inc. (a)	9,751	183,221
Exa Corp. (a)	827	8,973
ExactTarget Inc. (a)	1,904	46,115
Exar Corp. (a)	7,237	57,896
Exlservice Holdings Inc. (a)	4,559	134,490
Extreme Networks Inc. (a)	18,403	61,466
Fabrinet (a)	4,319	50,057
Fair Isaac Corp.	6,629	293,400
FalconStor Software Inc. (a)	5,940	13,959
FARO Technologies Inc. (a)	3,247	134,166
FEI Co.	7,340	392,690
Finisar Corp. (a)	17,619	251,952
First Solar Inc. (a)	11,609	257,081
Formfactor Inc. (a)	9,700	54,223
Forrester Research Inc.	2,748	79,060
FSI International Inc. (a)	7,689	47,672
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Global Cash Access Holdings Inc. (a)	10,313	83,020
Globecomm Systems Inc. (a)	4,418	49,261
Glu Mobile Inc. (a)	10,614	49,143
GSI Group Inc. (a)	5,698	50,769
GSI Technology Inc. (a)	3,956	19,582
GT Advanced Technologies Inc. (a)	22,653	123,459
Guidance Software Inc. (a)	2,878	32,406
Guidewire Software Inc. (a)	3,783	117,462
Hackett Group Inc., The (a)	4,796	20,047
Harmonic Inc. (a)	22,976	104,311
Heartland Payment Systems Inc.	7,487	237,188
Higher One Holdings Inc. (a)	6,289	84,776
Hittite Microwave Corp. (a)	6,114	339,144
iGate Corp. (a)	6,283	114,162
Imation Corp. (a)	5,881	32,875
Immersion Corp. (a)	5,670	31,015
Imperva Inc. (a)	1,904	70,429
Infinera Corp. (a)	21,439	117,486
Infoblox Inc. (a)	1,506	35,014
Innodata Isogen Inc. (a)	4,216	17,075

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Inphi Corp. (a)	4,578	$48,801
Insight Enterprises Inc. (a)	8,517	148,877
Integrated Device Technology Inc. (a)	27,623	162,423
Integrated Silicon Solution Inc. (a)	5,266	48,763
Interactive Intelligence Group (a)	2,869	86,213
InterDigital Inc.	8,590	320,235
Intermec Inc. (a)	11,713	72,738
Intermolecular Inc. (a)	2,673	18,978
Internap Network Services Corp. (a)	10,363	73,059
International Rectifier Corp. (a)	13,250	221,142
Intersil Corp. Class A	24,834	217,298
Intevac Inc. (a)	4,476	27,348
Intralinks Holdings Inc. (a)	7,108	46,486
InvenSense Inc. (a)	7,126	85,156
iPass Inc. (a)	9,777	21,509
Ixia (a)	8,240	132,417
IXYS Corp. (a)	4,728	46,902
j2 Global Inc.	8,948	293,673
JDA Software Group Inc. (a)	8,249	262,153
Jive Software Inc. (a)	3,173	49,848
Kemet Corp. (a)	8,671	38,152
Kenexa Corp. (a)	5,280	241,982
Key Tronic Corp. (a)	2,038	20,217
Keynote Systems Inc.	3,071	44,468
KIT Digital Inc. (a)	10,653	31,959
Kopin Corp. (a)	13,196	49,617
KVH Industries Inc. (a)	2,791	37,651
Lattice Semiconductor Corp. (a)	22,974	87,990
Limelight Networks Inc. (a)	12,018	28,122
Lionbridge Technologies Inc. (a)	11,367	40,012
Liquidity Services Inc. (a)	4,570	229,460
Littelfuse Inc.	4,203	237,638
LivePerson Inc. (a)	10,612	192,183
LogMeIn Inc. (a)	4,315	96,785
Loral Space & Communications Inc.	2,109	149,950
LTX-Credence Corp. (a)	9,569	55,022
M/A-COM Technology Solutions Holdings Inc. (a)	1,169	14,846
Manhattan Associates Inc. (a)	3,908	223,811
ManTech International Corp. Class A	4,526	108,624
Marchex Inc. Class B	4,166	15,914
Market Leader Inc. (a)	4,155	27,838
Mattersight Corp. (a)	1,888	11,177
Mattson Technology Inc. (a)	11,212	10,876
MAXIMUS Inc.	6,576	392,719
MaxLinear Inc. Class A (a)	4,222	28,245
Maxwell Technologies Inc. (a)	5,748	46,674
Measurement Specialties Inc. (a)	2,966	97,819
MeetMe Inc. (a)	3,644	10,385
MEMC Electronic Materials Inc. (a)	45,051	123,890
Mentor Graphics Corp. (a)	18,073	279,770
Mercury Computer Systems Inc. (a)	6,049	64,240
Mesa Laboratories Inc.	493	23,851
Methode Electronics Inc.	7,239	70,291
Micrel Inc.	9,366	97,594
Microsemi Corp. (a)	17,228	345,766

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MicroStrategy Inc. (a)	1,637	$219,473
Millennial Media Inc. (a)	2,232	32,029
Mindspeed Technologies Inc. (a)	7,300	25,258
MIPS Technologies Inc. (a)	9,465	69,946
MKS Instruments Inc.	10,202	260,049
ModusLink Global Solutions Inc. (a)	7,759	28,631
MoneyGram International Inc. (a)	4,167	62,255
Monolithic Power Systems Inc. (a)	5,968	117,868
Monotype Imaging Holdings Inc.	7,145	111,391
Monster Worldwide Inc. (a)	23,353	171,177
MoSys Inc. (a)	6,766	27,335
Move Inc. (a)	7,707	66,434
MTS Systems Corp.	3,096	165,791
Multi-Fineline Electronix Inc. (a)	1,700	38,335
Nanometrics Inc. (a)	4,600	63,526
Neonode Inc. (a)	4,379	16,509
NeoPhotonics Corp. (a)	3,683	21,509
Netgear Inc. (a)	7,383	281,588
NetScout Systems Inc. (a)	7,145	182,269
Newport Corp. (a)	7,477	82,696
NIC Inc.	12,586	186,273
NumereX Corp. Class A (a)	1,878	21,278
NVE Corp. (a)	918	54,336
Oclaro Inc. (a)	14,079	38,013
OCZ Technology Group Inc. (a)	13,197	45,794
Omnivision Technologies Inc. (a)	10,075	140,597
OpenTable Inc. (a)	4,340	180,544
Oplink Communications Inc. (a)	3,767	62,306
OPNET Technologies Inc.	2,923	99,587
OSI Systems Inc. (a)	3,853	299,918
Parametric Technology Corp. (a)	23,134	504,321
Park Electrochemical Corp.	4,066	100,959
ParkerVision Inc. (a)	14,777	34,578
PC Connection Inc.	1,806	20,787
PC-Tel Inc.	3,397	23,949
PDF Solutions Inc. (a)	4,742	64,776
Pegasystems Inc.	3,364	97,691
Peregrine Semiconductor Corp. (a)	1,054	17,855
Perficient Inc. (a)	6,224	75,124
Pericom Semiconductor Corp. (a)	4,703	40,846
Pervasive Software Inc. (a)	2,420	20,812
Photronics Inc. (a)	11,820	63,473
Plantronics Inc.	8,258	291,755
Plexus Corp. (a)	6,720	203,549
PLX Technology Inc. (a)	8,883	51,255
Power Integrations Inc.	5,448	165,783
Power-One Inc. (a)	12,724	71,254
PRGX Global Inc. (a)	4,079	34,916
Procera Networks Inc. (a)	3,782	88,877
Progress Software Corp. (a)	12,071	258,199
Proofpoint Inc. (a)	1,223	18,162
PROS Holdings Inc. (a)	4,279	81,601
QAD Inc. Class A (a)	1,227	16,663
QLIK Technologies Inc. (a)	16,542	370,706
QLogic Corp. (a)	18,735	213,954

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Quantum Corp. (a)	45,833	$73,791
Quest Software Inc. (a) (b)	10,897	305,116
QuickLogic Corp. (a)	8,227	23,036
QuinStreet Inc. (a)	6,366	53,411
Radisys Corp. (a)	4,431	15,952
Rambus Inc. (a)	21,549	119,381
RealD Inc. (a)	8,586	76,759
Realnetworks Inc. (a)	4,335	36,067
RealPage Inc. (a)	6,896	155,850
Responsys Inc. (a)	6,958	71,180
RF Micro Devices Inc. (a)	53,859	212,743
Richardson Electronics Ltd.	2,405	28,547
Rofin-Sinar Technologies Inc. (a)	5,583	110,153
Rogers Corp. (a)	3,114	131,909
Rosetta Stone Inc. (a)	2,132	27,183
Rubicon Technology Inc. (a)	3,392	32,495
Rudolph Technologies Inc. (a)	6,177	64,859
Saba Software Inc. (a)	5,743	57,373
Sanmina-SCI Corp. (a)	15,605	132,486
Sapiens International Corp. NV (a)	2,465	8,973
Sapient Corp. (a)	23,780	253,495
ScanSource Inc. (a)	5,254	168,233
SciQuest Inc. (a)	3,476	63,263
SeaChange International Inc. (a)	5,573	43,748
Semtech Corp. (a)	12,717	319,833
ServiceSource International Inc. (a)	9,686	99,378
ShoreTel Inc. (a)	9,621	39,350
Sigma Designs Inc. (a)	6,418	42,423
Silicon Graphics International Corp. (a)	6,185	56,284
Silicon Image Inc. (a)	16,273	74,693
Sonus Networks Inc. (a)	41,821	78,623
Sourcefire Inc. (a)	5,745	281,677
Spansion Inc. Class A (a)	9,437	112,489
Spark Networks Inc. (a)	2,108	12,901
SPS Commerce Inc. (a)	2,346	90,251
SS&C Technologies Holdings Inc. (a)	6,523	164,445
Stamps.com Inc. (a)	2,782	64,375
STEC Inc. (a)	6,898	46,562
STR Holdings Inc. (a)	5,981	18,541
Stratasys Inc. (a)	4,135	224,944
SunPower Corp. (a)	7,708	34,763
Super Micro Computer Inc. (a)	5,684	68,379
Supertex Inc. (a)	1,993	35,635
Support.com Inc. (a)	9,165	38,768
Sycamore Networks Inc. (a)	4,055	62,447
Symmetricom Inc. (a)	8,249	57,496
Synacor Inc. (a)	1,328	10,066
Synaptics Inc. (a)	6,470	155,409
Synchronoss Technologies Inc. (a)	5,307	121,530
SYNNEX Corp. (a)	5,026	163,747
Syntel Inc.	2,981	186,044
Take-Two Interactive Software Inc. (a)	15,045	156,919
Tangoe Inc. (a)	5,822	76,443
TechTarget (a)	3,046	18,002
TeleNav Inc. (a)	3,153	18,823
TeleTech Holdings Inc. (a)	4,371	74,526

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Tellabs Inc.	70,235	$248,632
Telular Corp.	3,224	31,918
TESSCO Technologies Inc.	1,052	22,271
Tessera Technologies Inc.	10,138	138,688
TiVo Inc. (a)	24,112	251,488
TNS Inc. (a)	4,728	70,684
Travelzoo Inc. (a)	1,402	33,045
TriQuint Semiconductor Inc. (a)	32,412	163,681
TTM Technologies Inc. (a)	10,377	97,855
Tyler Technologies Inc. (a)	5,816	256,020
Ubiquiti Networks Inc. (a)	2,063	24,550
Ultimate Software Group Inc. (a)	5,161	526,938
Ultra Clean Holdings Inc. (a)	4,683	26,740
Ultratech Inc. (a)	5,054	158,595
Unisys Corp. (a)	8,472	176,387
United Online Inc.	17,826	98,400
Universal Display Corp. (a)	7,716	265,276
Unwired Planet Inc. (a)	16,803	32,262
ValueClick Inc. (a)	14,443	248,275
VASCO Data Security International Inc. (a)	5,553	52,087
Veeco Instruments Inc. (a)	7,526	225,931
Verint Systems Inc. (a)	4,259	116,867
ViaSat Inc. (a)	7,279	272,089
Viasystems Group Inc. (a)	726	12,560
Virnetx Holding Corp. (a)	8,120	206,492
Virtusa Corp. (a)	3,617	64,274
Vishay Precision Group Inc. (a)	2,445	34,181
VistaPrint NV (a)	6,619	226,039
Vocus Inc. (a)	4,039	81,022
Volterra Semiconductor Corp. (a)	4,963	108,541
Web.com Group Inc. (a)	6,863	123,191
WebMD Health Corp. (a)	9,879	138,602
Websense Inc. (a)	7,278	113,901
Westell Technologies Inc. Class A (a)	9,947	21,287
Wright Express Corp. (a)	7,532	525,131
XO Group Inc. (a)	5,219	43,579
Yelp Inc. (a)	1,658	44,849
Zix Corp. (a)	12,120	34,784
Zygo Corp. (a)	3,192	58,374

		39,820,782

Materials (4.90%)
A. Schulman Inc.	5,670	135,059
ADA-ES Inc. (a)	1,747	41,247
AEP Industries Inc. (a)	820	49,684
AK Steel Holding Corp.	21,623	103,790
AM Castle & Co. (a)	3,296	41,167
AMCOL International Corp.	4,865	164,826
American Vanguard Corp.	5,382	187,294
Arabian American Development Co. (a)	3,885	38,034
Balchem Corp.	5,643	207,267
Boise Inc.	19,406	169,997
Buckeye Technologies Inc.	7,622	244,361

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Calgon Carbon Corp. (a)	10,963	$156,881
Century Aluminum Co. (a)	10,076	72,043
Chase Corp.	1,231	22,613
Chemtura Corp. (a)	19,055	328,127
Clearwater Paper Corp. (a)	4,520	186,721
Coeur d’Alene Mines Corp. (a)	17,427	502,420
Deltic Timber Corp.	2,125	138,678
Eagle Materials Inc.	8,759	405,191
Ferro Corp. (a)	16,937	58,094
Flotek Industries Inc. (a)	9,671	122,532
FutureFuel Corp.	3,814	46,188
General Moly Inc. (a)	13,217	41,898
Georgia Gulf Corp.	6,617	239,668
Globe Specialty Metals Inc.	11,816	179,840
Gold Reserve Inc. (a)	10,114	32,769
Gold Resource Corp.	5,847	125,418
Golden Minerals Co. (a)	6,084	31,758
Golden Star Resources Ltd. (a)	50,008	98,516
Graphic Packaging Holding Co. (a)	32,319	187,773
GSE Holding Inc. (a)	1,566	12,293
Handy & Harman Ltd. (a)	1,024	15,135
Hawkins Inc.	1,782	74,042
Haynes International Inc.	2,402	125,264
HB Fuller Co.	9,687	297,197
Headwaters Inc. (a)	12,046	79,263
Hecla Mining Co.	55,214	361,652
Horsehead Holding Corp. (a)	8,497	79,362
Innophos Holdings Inc.	4,232	205,210
Innospec Inc. (a)	4,463	151,385
Kaiser Aluminum Corp.	3,718	217,094
Kapstone Paper and Packaging Corp. (a)	7,808	174,821
KMG Chemicals Inc.	1,525	28,212
Koppers Holdings Inc.	3,983	139,126
Kraton Performance Polymers Inc. (a)	6,208	162,029
Landec Corp. (a)	4,959	56,781
Louisiana-Pacific Corp. (a)	26,726	334,075
LSB Industries Inc. (a)	3,619	158,766
Materion Corp.	3,992	95,010
McEwen Mining Inc. (a)	38,068	174,732
Metals USA Holdings Corp. (a)	2,317	30,978
Midway Gold Corp. (a)	25,128	41,210
Minerals Technologies Inc.	3,439	243,928
Myers Industries Inc.	6,544	102,217
Neenah Paper Inc.	3,106	88,956
Noranda Aluminum Holding Corp.	6,525	43,652
Olin Corp.	15,477	336,315
Olympic Steel Inc.	1,796	30,316
OM Group Inc. (a)	6,159	114,188
Omnova Solutions Inc. (a)	9,040	68,433
P. H. Glatfelter Co.	8,241	146,772
Paramount Gold and Silver Corp. (a)	25,618	68,144
PolyOne Corp.	17,408	288,451
Quaker Chemical Corp.	2,537	118,402
Resolute Forest Products (a)	15,741	204,633

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Revett Minerals Inc. (a)	4,971	$17,697
RTI International Metals Inc. (a)	5,814	139,187
Schnitzer Steel Industries Inc. Class A	4,929	138,751
Schweitzer-Mauduit International Inc.	6,070	200,249
Sensient Technologies Corp.	9,647	354,624
Spartech Corp. (a)	5,994	32,068
Stepan Co.	1,620	155,714
Stillwater Mining Co. (a)	22,296	262,870
SunCoke Energy Inc. (a)	13,424	216,395
Texas Industries Inc. (a)	4,366	177,478
TPC Group Inc. (a)	2,535	103,453
Tredegar Corp.	4,670	82,846
UFP Technologies Inc. (a)	1,027	18,065
United States Antimony Corp. (a)	10,357	20,196
United States Lime & Minerals Inc. (a)	367	17,693
Universal Stainless & Alloy Products Inc. (a)	1,347	50,041
US Silica Holdings Inc. (a)	2,289	31,039
Vista Gold Corp. (a)	11,045	40,093
Wausau Paper Corp.	8,546	79,136
Worthington Industries Inc.	10,107	218,918
Zep Inc.	4,391	66,392
Zoltek Companies Inc. (a)	5,437	41,811

		11,692,614

Telecommunication Services (0.74%)
8x8 Inc. (a)	13,842	90,804
Atlantic Tele-Network Inc.	1,779	76,461
Boingo Wireless Inc. (a)	3,057	24,273
Cbeyond Inc. (a)	5,164	50,917
Cincinnati Bell Inc. (a)	38,308	218,356
Cogent Communications Group Inc.	8,993	206,749
Consolidated Communications Holdings Inc.	7,714	132,604
FairPoint Communications Inc. (a)	4,099	30,988
General Communication Inc. Class A (a)	7,266	71,207
Hawaiian Telcom Holdco Inc. (a)	1,970	34,928
HickoryTech Corp.	2,778	29,391
IDT Corp. Class B	3,014	30,954
inContact Inc. (a)	6,959	45,373
Iridium Communications Inc. (a)	9,653	70,660
Leap Wireless International Inc. (a)	10,608	72,347
Lumos Networks Corp.	2,970	23,344
magicJack VocalTec Ltd. (a)	2,954	72,462
Neutral Tandem Inc. (a)	5,335	50,042
NTELOS Holdings Corp.	2,964	51,485
Orbcomm Inc. (a)	6,837	25,570
Premiere Global Services Inc. (a)	9,643	90,162
Primus Telecommunications Group Inc.	2,338	35,701
Shenandoah Telecommunications Co.	4,670	82,192
Towerstream Corp. (a)	9,325	37,860
USA Mobility Inc.	4,375	51,931

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Vonage Holdings Corp. (a)	26,232	$59,808

		1,766,569

Utilities (3.57%)
Allete Inc.	7,384	308,208
American DG Energy Inc. (a)	4,299	11,134
American States Water Co.	3,689	163,902
Artesian Resources Corp. Class A	1,455	33,800
Atlantic Power Corp.	22,006	329,210
Avista Corp.	11,373	292,741
Black Hills Corp.	8,565	304,657
Cadiz Inc. (a)	2,612	25,363
California Water Service Group	8,195	152,837
CH Energy Group Inc.	2,892	188,587
Chesapeake Utilities Corp.	1,884	89,226
Cleco Corp.	11,813	495,910
Connecticut Water Service Inc.	1,678	53,528
Consolidated Water Co. Ltd.	2,984	24,678
Delta Natural Gas Company Inc.	1,226	23,735
El Paso Electric Co.	7,759	265,746
Empire District Electric Co., The	8,228	177,313
Genie Energy Ltd. Class B	2,974	21,324
GenOn Energy Inc. (a)	148,955	376,856
Idacorp Inc.	9,687	419,156
Laclede Group Inc., The	4,355	187,265
MGE Energy Inc.	4,479	237,342
Middlesex Water Co.	3,052	58,476
New Jersey Resources Corp.	8,031	367,177
Northwest Natural Gas Co.	5,197	255,900
NorthWestern Corp.	7,068	256,074
Ormat Technologies Inc.	3,495	65,531
Otter Tail Corp.	7,069	168,666
Piedmont Natural Gas Company Inc.	13,882	450,887
PNM Resources Inc.	15,464	325,208
Portland General Electric Co.	14,610	395,054
SJW Corp.	2,778	70,450
South Jersey Industries Inc.	5,898	312,181
Southwest Gas Corp.	8,913	393,955
UIL Holdings Corp.	9,798	351,356
Unitil Corp.	2,710	73,766
UNS Energy Corp.	7,783	325,796
WGL Holdings Inc.	9,975	401,494
York Water Co.	2,539	46,568

		8,501,057

Total Common Stocks
(cost $213,075,235)		231,334,212

	Shares	Value
Registered Investment Companies (1.05%)
Financials (1.05%)
Apollo Investment Corp.	39,245	$308,858
Arlington Asset Investment Corp. Class A	2,024	48,293
BlackRock Kelso Capital Corp.	13,444	130,676
Capital Southwest Corp.	586	65,603
Fidus Investment Corp.	2,110	35,237
Fifth Street Finance Corp.	17,392	190,964
Firsthand Technology Value Fund Inc. (a)	1,673	29,177
Gladstone Capital Corp.	4,172	36,505
Gladstone Investment Corp.	4,492	35,127
Golub Capital BDC LLC Inc.	2,820	44,838
GSV Capital Corp. (a)	3,784	32,656
Harris & Harris Group Inc. (a)	6,221	23,578
Hercules Technology Growth Capital Inc.	9,752	107,370
KCAP Financial Inc.	4,295	39,772
Main Street Capital Corp.	5,416	159,826
MCG Capital Corp.	15,067	69,459
Medallion Financial Corp.	3,596	42,469
Medley Capital Corp.	4,405	61,978
MVC Capital Inc.	4,740	60,672
New Mountain Finance Corp.	2,345	34,753
NGP Capital Resources Co.	4,191	31,265
PennantPark Investment Corp.	11,059	117,336
Prospect Capital Corp.	28,821	332,018
Solar Capital Ltd.	7,386	169,287
Solar Senior Capital Ltd.	1,844	33,026
THL Credit Inc.	2,631	36,913
TICC Capital Corp.	7,752	80,621
Triangle Capital Corp.	5,368	137,741

		2,496,018

Total Registered Investment Companies
(cost $2,881,308)		2,496,018

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Short-term Investments (1.97%)
State Street Institutional U.S. Government Money Market Fund	4,685,831	$4,685,831

Total Short-term Investments
(cost $4,685,831)		4,685,831

TOTAL INVESTMENTS (100.02%)
(cost $220,642,374)		238,516,061
LIABILITIES, NET OF CASH (c) AND OTHER ASSETS (-0.02%)		(36,511)

NET ASSETS (100.00%)		$238,479,550

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2012, cash in the amount of $447,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
Russell 2000 Mini Index	66	December 2012	$5,516,983	$5,507,040	$(9,943)

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (a) (98.37%)
Australia (8.79%)
AGL Energy Ltd.	15,206	$235,586
ALS Ltd.	8,280	73,403
Alumina Ltd.	60,921	53,045
Amcor Ltd.	29,661	237,993
AMP Ltd.	71,679	320,246
APA Group	15,893	77,966
Asciano Ltd.	23,966	108,024
ASX Ltd.	4,376	133,708
Australia & New Zealand Banking Group Ltd.	65,851	1,682,862
Bendigo and Adelaide Bank Ltd.	9,875	78,474
BGP Holdings PLC (b) (c)	253,848	0
BHP Billiton Ltd.	79,296	2,709,452
BlueScope Steel Ltd. (b)	36,774	15,935
Boral Ltd.	18,123	71,811
Brambles Ltd.	39,880	288,979
Caltex Australia Ltd.	3,404	57,997
Centro Retail Australia	30,978	67,166
CFS Retail Property Trust	46,988	93,754
Coca-Cola Amatil Ltd.	14,269	200,328
Cochlear Ltd.	1,394	96,710
Commonwealth Bank of Australia	39,118	2,252,338
Computershare Ltd.	11,101	95,244
Crown Ltd.	10,218	96,091
CSL Ltd.	12,590	598,828
Dexus Property Group	112,703	110,802
Echo Entertainment Group Ltd.	20,736	82,007
Fairfax Media Ltd.	53,524	22,911
Fortescue Metals Group Ltd.	34,891	125,086
Goodman Group	37,835	154,641
GPT Group	33,846	118,981
Harvey Norman Holdings Ltd.	13,901	27,816
Iluka Resources Ltd.	10,050	102,730
Incitec Pivot Ltd.	40,008	122,849
Insurance Australia Group Ltd.	51,613	232,784
James Hardie Industries SE CDI	10,517	94,458
Leighton Holdings Ltd.	3,854	65,942
Lend Lease Corp. Ltd.	13,545	109,718
Lynas Corporation Ltd. (b)	39,615	32,042
Macquarie Group Ltd.	7,965	233,555
Metcash Ltd.	21,564	78,947
Mirvac Group	86,117	127,361
National Australia Bank Ltd.	55,060	1,447,627
Newcrest Mining Ltd.	18,826	565,930
Orica Ltd.	9,114	234,375
Origin Energy Ltd.	26,638	312,116
OZ Minerals Ltd.	7,869	54,628
Qantas Airways Ltd. (b)	27,618	34,757
QBE Insurance Group Ltd.	28,967	386,863
QR National Ltd.	43,061	151,600
Ramsay Health Care Ltd.	3,312	82,334
Rio Tinto Ltd.	10,618	583,217
Santos Ltd.	23,293	273,284
Sims Metal Management Ltd.	3,988	39,446
Sonic Healthcare Ltd.	8,775	122,921
SP Ausnet	44,826	48,597

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	53,807	$185,619
Suncorp Group Ltd.	31,097	296,617
Sydney Airport	9,385	30,717
Tabcorp Holding Ltd.	17,309	49,464
Tatts Group Ltd.	34,276	95,971
Telstra Corp. Ltd.	107,959	437,665
Toll Holdings Ltd.	16,834	76,560
Transurban Group	32,703	202,768
Wesfarmers Ltd.	24,603	870,756
Westfield Group	53,503	562,231
Westfield Retail Trust	72,191	215,556
Westpac Banking Corp.	75,025	1,923,704
Whitehaven Coal Ltd.	10,997	32,418
Woodside Petroleum Ltd.	16,172	553,221
Woolworths Ltd.	30,135	897,329
WorleyParsons Ltd.	5,088	148,459

		22,405,320

Austria (0.27%)
Andritz AG	1,796	101,834
Erste Group Bank AG (b)	5,381	120,264
Immoeast Interim Shares (b) (c)	11,178	0
Immofinanz AG (b)	24,135	87,656
Immofinanz AG Interim Shares (b) (c)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	35,380
OMV AG	3,595	125,933
Raiffeisen Bank International AG	1,232	44,676
Telekom Austria AG	6,073	42,946
Vienna Insurance Group AG Wiener Versicherung Gruppe	960	40,765
VoestAlpine AG	2,771	83,065

		682,519

Belgium (1.14%)
Ageas	5,772	138,668
Anheuser-Busch InBev NV	19,682	1,683,768
Belgacom SA	3,718	113,449
Colruyt SA	1,901	82,823
Delhaize Group	2,557	98,755
Groupe Bruxelles Lambert SA	2,042	151,663
KBC GROEP NV	3,936	94,527
Mobistar SA	634	20,000
Solvay SA	1,470	170,353
Telenet Group Holding NV	1,412	63,125
UCB SA	2,681	147,531
Umicore SA	2,837	148,513

		2,913,175

Denmark (1.18%)
A P Moller-Maersk A/S Class A	14	94,653
A P Moller-Maersk A/S Class B	33	235,925
Carlsberg A/S Class B	2,633	233,259
Coloplast A/S Class B	574	119,613

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Danske Bank A/S (b)	15,925	$286,996
DSV A/S	4,804	107,848
Novo Nordisk A/S Class B	9,980	1,570,591
Novozymes A/S B Shares	5,914	163,117
TDC A/S	11,803	86,117
Tryg A/S	621	40,271
William Demant Holding A/S (b)	671	60,121

		2,998,511

Finland (0.75%)
Elisa OYJ	3,370	76,261
Fortum OYJ	11,009	202,842
Kesko OYJ	1,687	47,817
Kone Corp. OYJ Class B	3,861	267,602
Metso OYJ	3,222	115,414
Neste Oil OYJ	3,247	42,660
Nokia OYJ	92,933	241,181
Nokian Renkaat OYJ	2,726	111,276
Orion OYJ Class B	2,451	52,466
Pohjola Bank PLC	3,269	43,093
Sampo OYJ A Shares	10,433	325,101
Stora Enso OYJ R Shares	14,302	89,106
UPM-Kymmene OYJ	13,109	148,652
Wartsila OYJ Class B	4,038	140,122

		1,903,593

France (8.95%)
Accor SA	3,604	119,986
Aeroports de Paris (ADP)	670	53,424
Air Liquide SA	7,636	946,490
Alcatel-Lucent (b)	58,442	64,478
Alstom SA	5,082	177,908
Arkema	1,521	142,369
AtoS	1,332	92,676
AXA SA	43,401	646,139
BNP Paribas SA	23,850	1,130,754
Bouygues SA	4,596	111,762
Bureau Veritas SA	1,383	141,974
Cap Gemini SA	3,734	157,795
Carrefour SA	14,395	298,604
Casino Guichard Perrachon SA	1,331	117,735
Christian Dior SA	1,370	183,515
Cie Generale des Etablissements Michelin Class B	4,422	346,250
CNP Assurances	3,536	46,148
Compagnie de Saint-Gobain	9,553	334,375
Compagnie Generale de Geophysique-Veritas (b)	3,334	107,073
Compagnie Generale de Geophysique-Veritas Rights (b)	3,334	5,381
Credit Agricole SA (b)	23,821	163,849
DANONE SA	14,226	875,311
Dassault Systemes SA	1,493	156,860
Edenred	4,034	113,273
Electricite de France	6,025	125,982
Essilor International SA	4,886	457,212

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Eurazeo	823	$37,669
European Aeronautic Defence and Space Co. NV	10,094	319,929
Eutelsat Communications	3,177	102,076
Fonciere des Regions	674	50,652
France Telecom SA	45,223	547,631
GDF Suez	31,343	698,699
Gecina SA	555	56,797
Gemalto NV	1,938	170,445
Groupe Eurotunnel SA	14,068	99,089
ICADE	551	44,879
Iliad SA	558	90,810
Imerys SA	864	50,694
JC Decaux SA	1,551	35,108
Klepierre	2,449	85,805
Lafarge SA	4,486	241,021
Lagardere SCA	2,975	81,259
Legrand SA	5,748	216,663
L’Oreal SA	5,935	733,809
LVMH Moet Hennessy Louis Vuitton SA	6,215	932,984
Natixis	21,249	66,705
Pernod Ricard SA	5,206	583,960
Peugeot SA (b)	5,847	46,159
PPR SA	1,888	289,771
Publicis Groupe	4,334	242,413
Remy Cointreau SA	543	62,435
Renault SA	4,765	223,269
Rexel SA	2,635	53,021
Safran SA	5,648	203,156
Sanofi	29,283	2,505,936
Schneider Electric SA	12,817	757,784
SCOR SE	4,104	105,786
SES FDR	7,427	201,967
Societe BIC SA	703	84,910
Societe Generale (b)	17,127	485,343
Sodexo	2,341	176,259
STMicroelectronics NV	15,749	85,001
Suez Environnement Co.	6,744	76,285
Technip SA	2,451	272,335
Thales SA	2,226	76,411
Total SA	52,272	2,600,526
Unibail-Rodamco SE	2,277	453,727
Vallourec SA	2,527	106,765
Veolia Environnement	8,754	94,185
Vinci SA	11,323	481,770
Vivendi	31,659	616,939
Wendel	766	64,646
Zodiac Aerospace	845	82,499

		22,813,305

Germany (7.94%)
Adidas AG	5,191	425,980
Allianz SE Reg.	11,231	1,339,448
Axel Springer AG	996	43,197
BASF SE	22,589	1,908,681
Bayer AG	20,265	1,742,580

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Bayerische Motoren Werke (BMW) AG	8,199	$601,230
Beiersdorf AG	2,541	186,623
Brenntag AG	1,256	160,942
Celesio AG	1,992	35,567
Commerzbank AG (b)	89,233	159,635
Continental AG	1,928	189,088
Daimler AG Registered Shares	22,291	1,081,906
Deutsche Bank AG Reg.	22,706	899,371
Deutsche Boerse AG	4,649	257,265
Deutsche Lufthansa AG Reg.	5,802	78,739
Deutsche Post AG	21,014	410,523
Deutsche Telekom AG	68,633	844,033
E.On AG	44,052	1,046,804
Fraport AG	916	53,008
Fresenius Medical Care AG & Co. KGaA	5,176	379,661
Fresenius SE & Co. KGaA	3,047	353,808
GEA Group AG	4,266	129,340
Hannover Rueckversicherung AG Reg.	1,534	98,163
HeidelbergCement AG	3,472	182,363
Henkel AG & Co. KGaA	3,207	209,316
Hochtief AG (b)	652	30,578
Hugo Boss AG	594	52,318
Infineon Technologies AG	26,511	168,507
K+S AG Reg.	4,203	207,062
Kabel Deutschland Holding AG (b)	2,230	159,188
Lanxess AG	2,098	174,272
Linde AG	4,547	783,720
MAN AG	986	90,436
Merck KGaA	1,628	200,965
Metro AG	3,295	98,716
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,375	684,086
QIAGEN NV (b)	5,683	104,782
RWE AG	12,133	542,928
Salzgitter AG	1,012	39,166
SAP AG	22,625	1,610,073
Siemens AG Reg.	20,234	2,023,816
Suedzucker AG	1,615	57,211
ThyssenKrupp AG	9,562	203,697
United Internet AG Reg.	2,138	43,641
Volkswagen AG	733	122,867
Wacker Chemie AG	394	25,332

		20,240,632

Greece (0.05%)
Coca-Cola Hellenic Bottling Co. SA (b)	5,026	93,839
OPAP SA	5,630	28,891

		122,730

Hong Kong (3.09%)
AIA Group Ltd.	251,954	928,752
ASM Pacific Technology Ltd.	4,500	53,183
Bank of East Asia Ltd.	32,225	120,015

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
BOC Hong Kong Holdings Ltd.	91,000	$287,796
Cathay Pacific Airways Ltd.	29,000	46,932
Cheung Kong Holdings Ltd.	34,000	496,259
Cheung Kong Infrastructure Holdings Ltd.	12,000	72,647
CLP Holdings Ltd.	44,783	380,694
First Pacific Company Ltd.	52,000	56,166
Foxconn International Holdings Ltd. (b)	53,000	17,382
Galaxy Entertainment Group Ltd. (b)	37,000	123,401
Hang Lung Group Ltd.	21,000	132,750
Hang Lung Properties Ltd.	54,000	183,863
Hang Seng Bank Ltd.	18,674	285,470
Henderson Land Development Co. Ltd.	22,926	163,595
Hong Kong & China Gas Co. Ltd.	128,547	322,959
Hong Kong Exchanges & Clearing Ltd.	25,400	381,279
Hopewell Holdings Ltd.	14,500	49,872
Hutchison Whampoa Ltd.	52,210	502,496
Hysan Development Co. Ltd.	16,000	72,552
Kerry Properties Ltd.	18,000	90,886
Li & Fung Ltd.	142,000	218,972
Lifestyle International Holdings Ltd.	14,000	28,713
Link REIT, The	55,500	262,509
MGM China Holdings Ltd.	23,600	40,596
MTR Corporation Ltd.	36,500	137,985
New World Development Co. Ltd.	89,700	137,998
NWS Holdings Ltd.	34,500	55,477
Orient Overseas International Ltd.	5,100	27,982
PCCW Ltd.	101,000	41,175
Power Assets Holdings Ltd.	34,000	288,474
Sands China Ltd.	58,400	215,845
Shangri-La Asia Ltd.	38,960	75,649
Sino Land Co. Ltd.	72,600	135,200
SJM Holdings Ltd.	48,000	103,601
Sun Hung Kai Properties Ltd.	39,000	567,468
Swire Pacific Ltd. Class A	17,000	207,440
Wharf Holdings Ltd.	37,953	260,975
Wheelock and Co. Ltd.	22,000	94,516
Wing Hang Bank Ltd.	4,500	42,164
Wynn Macau Ltd.	39,200	105,344
Yue Yuen Industrial Holdings Ltd.	18,500	62,041

		7,879,073

Ireland (0.28%)
CRH PLC (Dublin)	17,850	342,814
Elan Corp. PLC (b)	12,110	130,100
Kerry Group PLC Class A (Dublin)	3,471	177,558
Kerry Group PLC Class A (London)	163	8,279
Ryanair Holdings PLC (b)	10,018	57,042

		715,793

Israel (0.61%)
Bank Hapoalim B.M. (b)	25,304	90,285
Bank Leumi Le-Israel (b)	30,149	84,494

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	$51,172
Delek Group Ltd.	101	16,945
Israel Chemicals Ltd.	11,310	137,368
Israel Corporation Ltd., The	58	36,928
Mellanox Technologies Ltd. (b)	876	90,851
Mizrahi Tefahot Bank Ltd. (b)	2,895	25,703
NICE Systems Ltd. (b)	1,480	49,202
Teva Pharmaceutical Industries Ltd.	23,283	961,095

		1,544,043

Italy (2.18%)
Assicurazioni Generali SpA	28,348	408,676
Atlantia SpA	8,275	128,716
Autogrill SpA	2,603	24,781
Banca Monte Dei Paschi di Siena SpA (b)	146,134	42,451
Banco Popolare Societa Cooperativa (b)	41,594	62,348
Enel Green Power SpA	41,261	69,888
Enel SpA	160,263	567,757
Eni SpA	62,484	1,369,866
EXOR SpA	1,697	42,760
Fiat Industrial SpA	21,058	206,225
Fiat SpA (b)	20,822	111,371
Finmeccanica SpA (b)	10,285	48,889
Intesa Sanpaolo	244,430	372,718
Intesa Sanpaolo RSP	23,945	31,062
Luxottica Group SpA	2,830	99,826
Mediaset SpA	17,616	33,187
Mediobanca SpA	12,206	65,398
Pirelli & C. SpA	5,997	64,713
Prysmian SpA	4,884	87,296
Saipem SpA	6,534	314,876
Snam SpA	41,301	183,201
Telecom Italia RNC SpA	151,926	133,085
Telecom Italia SpA	232,036	233,092
Tenaris SA	11,627	237,935
Terna - Rete Elettrica Nationale SpA	32,350	120,628
UBI Banca - Unione di Banche Italiane ScpA	20,407	75,676
UniCredit SpA (b)	99,511	414,099

		5,550,520

Japan (19.77%)
ABC-Mart Inc.	600	26,479
Advantest Corp.	3,480	45,244
Aeon Co. Ltd.	14,700	165,992
Aeon Credit Service Co. Ltd.	1,400	30,104
Aeon Mall Co. Ltd.	1,900	46,394
Air Water Inc.	4,000	48,954
Aisin Seiki Co. Ltd.	4,700	133,853
Ajinomoto Co. Inc.	16,000	250,613
Alfresa Holdings Corp.	1,000	49,259
All Nippon Airways Co. Ltd.	27,000	56,754
Amada Co. Ltd.	9,000	39,326

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aozora Bank Ltd.	14,000	$42,812
Asahi Glass Co. Ltd.	25,000	166,311
Asahi Group Holdings Ltd.	9,500	234,281
Asahi Kasei Corp.	31,000	159,794
ASICS Corp.	4,000	53,956
Astellas Pharma Inc.	10,951	554,996
Bank of Kyoto Ltd., The	8,000	67,684
Bank of Yokohama Ltd., The	29,000	137,902
Benesse Holdings Inc.	1,700	82,262
Bridgestone Corp.	16,100	373,395
Brother Industries Ltd.	5,600	51,868
Canon Inc.	28,000	898,735
Casio Computer Co. Ltd.	5,900	41,794
Central Japan Railway Co.	3,600	315,997
Chiba Bank Ltd., The	19,000	110,451
Chiyoda Corp.	4,000	62,144
Chubu Electric Power Co. Inc.	16,000	207,758
Chugai Pharmaceutical Co. Ltd.	5,600	117,373
Chugoku Bank Ltd., The	4,000	56,357
Chugoku Electric Power Company Inc., The	7,300	97,032
Citizen Holdings Co. Ltd.	5,900	29,826
Coca-Cola West Co. Ltd.	1,400	23,216
Cosmo Oil Co. Ltd.	15,000	27,581
Credit Saison Co. Ltd.	3,800	91,807
Dai Nippon Printing Co. Ltd.	14,000	97,622
Daicel Chemical Industries Ltd.	7,000	41,927
Daido Steel Co. Ltd.	7,000	32,509
Daihatsu Motor Co. Ltd.	5,000	83,308
Dai-ichi Life Insurance Company Ltd.	210	237,527
Daiichi Sankyo Co. Ltd.	16,713	275,300
Daikin Industries Ltd.	5,900	152,598
Dainippon Sumitomo Pharma Co. Ltd.	3,700	40,652
Daito Trust Construction Co. Ltd.	1,800	180,691
Daiwa House Industry Co. Ltd.	12,000	173,879
Daiwa Securities Group Inc.	40,000	151,931
DeNA Co. Ltd.	2,500	82,932
Denki Kagaku Kogyo KK	11,000	34,089
Denso Corp.	12,000	377,045
Dentsu Inc.	4,500	113,977
East Japan Railway Co.	8,400	555,787
Eisai Co. Ltd.	6,200	279,297
Electric Power Development Co. Ltd.	2,980	78,467
FamilyMart Co. Ltd.	1,500	73,694
Fanuc Corp.	4,700	756,504
Fast Retailing Co. Ltd.	1,300	301,910
Fuji Electric Co. Ltd.	13,000	26,366
Fuji Heavy Industries Ltd.	14,000	116,641
FUJIFILM Holdings Corp.	11,400	190,933
Fujitsu Ltd.	46,000	172,694
Fukuoka Financial Group Inc.	18,000	73,086
Furukawa Electric Co. Ltd. (b)	15,000	28,183
Gree Inc.	2,300	41,990
GS Yuasa Corp.	9,000	37,417
Gunma Bank Ltd.	10,000	50,783
Hachijuni Bank Ltd., The	10,000	55,443

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hakuhodo DY Holdings Inc.	590	$39,745
Hamamatsu Photonics K.K.	1,700	58,408
Hankyu Hanshin Holdings Inc.	29,000	156,616
Hino Motors Ltd.	6,000	39,278
Hirose Electric Co. Ltd.	700	78,362
Hisamitsu Pharmaceutical Co. Inc.	1,500	83,019
Hitachi Chemical Co. Ltd.	2,500	33,718
Hitachi Construction Machinery Co. Ltd.	2,400	38,759
Hitachi High-Technologies Corp.	1,400	33,799
Hitachi Ltd.	114,000	633,054
Hitachi Metals Ltd.	4,000	35,636
Hokkaido Electric Power Co. Inc.	4,400	35,716
Hokuriku Electric Power Co.	4,100	49,697
Honda Motor Co. Ltd.	40,000	1,236,213
Hoya Corp.	10,800	236,932
Hulic Company Ltd. (b)	5,900	35,844
Ibiden Co. Ltd.	3,000	43,886
Idemitsu Kosan Co. Ltd.	500	40,895
IHI Corp.	33,000	73,497
INPEX Corp.	54	321,016
Isetan Mitsukoshi Holdings Ltd.	9,080	94,609
Isuzu Motors Ltd.	30,000	144,562
Itochu Corp.	37,100	374,535
Itochu Techno-Solutions Corp.	600	31,185
Iyo Bank Ltd., The	6,000	48,836
J. Front Retailing Co. Ltd.	11,400	63,889
Japan Petroleum Exploration Co.	700	28,053
Japan Prime Realty Investment Corp.	19	57,281
Japan Real Estate Investment Corp.	13	130,824
Japan Retail Fund Investment Corp.	46	82,135
Japan Steel Works Ltd., The	8,000	44,455
Japan Tobacco Inc.	22,200	664,529
JFE Holdings Inc.	11,300	148,862
JGC Corp.	5,000	166,521
Joyo Bank Ltd., The	16,000	78,249
JSR Corp.	4,500	73,644
JTEKT Corp.	5,100	40,313
Jupiter Telecommunications Co. Ltd.	48	48,745
JX Holdings Inc.	55,700	304,265
Kajima Corp.	20,000	54,559
Kamigumi Co. Ltd.	6,000	49,578
Kaneka Corp.	7,000	33,699
Kansai Electric Power Company Inc., The	18,500	144,302
Kansai Paint Co. Ltd.	5,000	55,415
Kao Corp.	13,000	382,217
Kawasaki Heavy Industries Ltd.	36,000	71,403
Kawasaki Kisen Kaisha Ltd. (b)	22,000	27,645
KDDI Corp.	6,600	511,912
Keikyu Corp.	12,000	113,046
Keio Corp.	14,000	105,488
Keisei Electric Railway Co. Ltd.	7,000	63,146
Keyence Corp.	1,064	272,471
Kikkoman Corp.	4,000	54,621
Kinden Corp.	3,000	18,874
Kintetsu Corp.	39,000	152,724

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kirin Holdings Co. Ltd.	21,000	$280,801
Kobe Steel Ltd. (b)	63,000	49,913
Koito Manufacturing Company Ltd.	2,000	23,089
Komatsu Ltd.	23,100	452,758
Konami Corp.	2,400	54,494
Konica Minolta Holdings Inc.	12,000	92,312
Kubota Corp.	27,000	272,492
Kuraray Co. Ltd.	8,700	98,800
Kurita Water Industries Ltd.	2,800	61,905
Kyocera Corp.	3,800	329,266
Kyowa Hakko Kirin Co. Ltd.	6,000	72,457
Kyushu Electric Power Co. Inc.	10,000	82,470
Lawson Inc.	1,500	115,147
LIXIL Group Corp.	6,500	154,896
Mabuchi Motor Co. Ltd.	600	27,437
Makita Corp.	2,700	104,514
Marubeni Corp.	41,000	260,658
Marui Group Co. Ltd.	5,600	39,601
Maruichi Steel Tube Ltd.	1,100	23,496
Mazda Motor Corp. (b)	65,000	75,866
McDonald’s Holdings Company Ltd. (Japan)	1,600	45,581
MEDIPAL HOLDINGS CORP.	3,300	45,425
MEIJI Holdings Company Ltd.	1,419	70,419
Miraca Holdings Inc.	1,400	62,871
Mitsubishi Chemical Holdings Corp.	33,500	127,953
Mitsubishi Corp.	34,800	630,327
Mitsubishi Electric Corp.	48,000	353,801
Mitsubishi Estate Co. Ltd.	31,000	592,724
Mitsubishi Gas Chemical Co. Inc.	9,000	45,142
Mitsubishi Heavy Industries Ltd.	74,000	320,025
Mitsubishi Logistics Corp.	3,000	35,658
Mitsubishi Materials Corp.	28,000	88,093
Mitsubishi Motors Corp. (b)	99,000	91,316
Mitsubishi Tanabe Pharma Corp.	5,500	83,470
Mitsubishi UFJ Financial Group Inc.	314,160	1,470,128
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	59,783
Mitsui & Co. Ltd.	42,900	601,873
Mitsui Chemicals Inc.	20,000	38,965
Mitsui Fudosan Co. Ltd.	20,000	399,653
Mitsui OSK Lines Ltd.	25,000	58,162
Mitsui Sumitomo Insurance Group Holdings Inc.	12,200	210,601
Mizuho Financial Group Inc.	558,700	906,791
Murata Manufacturing Co. Ltd.	5,000	266,182
Nabtesco Corp.	2,400	44,181
Namco Bandai Holdings Inc.	4,100	69,458
NEC Corp. (b)	64,000	101,561
Nexon Co. Ltd. (b)	2,800	38,658
NGK Insulators Ltd.	7,000	83,752
NGK Spark Plug Co. Ltd.	4,000	42,083
NHK Spring Co. Ltd.	4,100	35,230
Nidec Corp.	2,700	197,230
Nikon Corp.	8,500	233,727
Nintendo Co. Ltd.	2,600	330,259
Nippon Building Fund Inc.	15	161,686

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Electric Glass Co. Ltd.	10,000	$55,104
Nippon Express Co. Ltd.	20,000	75,755
Nippon Meat Packers Inc.	4,000	51,299
Nippon Paper Group Inc.	2,500	29,408
Nippon Steel Corp.	126,000	258,015
Nippon Telegraph & Telephone Corp.	10,700	509,107
Nippon Yusen Kabushiki Kaish	38,000	67,127
Nishi-Nippon City Bank Ltd., The	17,000	39,348
Nissan Motor Co. Ltd.	61,100	520,004
Nisshin Seifun Group Inc.	4,500	55,323
Nisshin Steel Co. Ltd. (c)	18,000	19,038
Nissin Foods Holdings Co. Ltd.	1,400	54,842
Nitori Holdings Co. Ltd.	800	74,251
Nitto Denko Corp.	4,000	190,399
NKSJ Holdings Inc.	9,300	181,368
NOK Corp.	2,500	40,076
Nomura Holdings Inc.	89,800	320,685
Nomura Real Estate Holdings Inc.	2,400	42,083
Nomura Real Estate Office Fund Inc.	7	43,864
Nomura Research Institute Ltd.	2,500	51,521
NSK Ltd.	11,000	63,887
NTN Corp.	12,000	24,131
NTT Data Corp.	32	100,470
NTT DoCoMo Inc.	378	610,725
NTT Urban Development Corp.	29	23,533
Obayashi Corp.	16,000	72,915
Odakyu Electric Railway Co. Ltd.	15,000	157,645
Oji Paper Co. Ltd.	21,000	63,910
Olympus Corp. (b)	5,300	103,476
Omron Corp.	5,100	98,004
Ono Pharmaceutical Co. Ltd.	2,000	123,064
Oracle Corp. Japan	900	46,350
Oriental Land Co. Ltd.	1,200	158,000
Orix Corp.	2,550	255,407
Osaka Gas Co. Ltd.	46,000	202,391
OTSUKA Corp.	400	35,771
Otsuka Holdings Co. Ltd.	9,000	278,919
Panasonic Corp.	54,500	360,596
Rakuten Inc.	18,200	185,058
Resona Holdings Inc.	46,200	189,166
Ricoh Co. Ltd.	16,000	135,116
RINNAI Corp.	800	59,707
Rohm Co. Ltd.	2,400	80,822
Sankyo Co. Ltd.	1,300	60,480
Sanrio Co. Ltd.	1,100	39,343
Santen Pharmaceutical Co. Ltd.	1,800	82,566
SBI Holdings Inc.	5,450	35,113
Secom Co. Ltd.	5,100	265,825
Sega Sammy Holdings Inc.	4,768	89,970
Seiko Epson Corp.	3,200	19,543
Sekisui Chemical Co. Ltd.	11,000	88,596
Sekisui House Ltd.	13,000	129,056
Seven & I Holdings Co. Ltd.	18,440	565,062
Seven Bank Ltd.	11,400	34,785
Sharp Corp.	25,000	61,825
Shikoku Electric Power Co. Inc.	4,500	50,728

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimadzu Corp.	6,000	$42,112
Shimamura Co. Ltd.	600	69,851
Shimano Inc.	1,800	130,691
Shimizu Corp.	14,000	47,091
Shin-Etsu Chemical Co. Ltd.	10,100	567,610
Shinsei Bank Ltd.	39,000	50,379
Shionogi & Co. Ltd.	7,500	114,292
Shiseido Co. Ltd.	8,600	117,883
Shizuoka Bank Ltd., The	13,000	133,023
Showa Denko K.K.	36,000	57,119
Showa Shell Sekiyu K.K.	4,300	22,755
SMC Corp.	1,300	209,214
Softbank Corp.	21,900	885,450
Sojitz Corp.	33,000	42,665
Sony Corp.	24,800	289,991
Sony Financial Holdings Inc.	4,200	71,609
Square Enix Holdings Co. Ltd.	1,700	25,912
Stanley Electric Co. Ltd.	3,500	51,814
SUMCO Corp. (b)	2,900	19,523
Sumitomo Chemical Co. Ltd.	38,000	96,806
Sumitomo Corp.	27,900	375,328
Sumitomo Electric Industries Ltd.	18,600	196,707
Sumitomo Heavy Industries Ltd.	14,000	47,725
Sumitomo Metal Industries Ltd. (c)	85,000	125,359
Sumitomo Metal Mining Co. Ltd.	13,000	163,559
Sumitomo Mitsui Financial Group Inc.	32,900	1,025,104
Sumitomo Mitsui Trust Holdings Inc.	78,000	231,570
Sumitomo Realty & Development Co. Ltd.	9,000	238,486
Sumitomo Rubber Industries Ltd.	4,300	51,138
Suruga Bank Ltd.	5,000	56,671
Suzuken Co. Ltd.	1,640	54,376
Suzuki Motor Corp.	8,800	170,922
Sysmex Corp.	1,800	86,552
T&D Holdings Inc.	14,000	151,162
TAIHEIYO CEMENT CORP.	29,000	62,429
Taisei Corp.	26,000	74,500
Taisho Pharmaceutical Holdings Co. Ltd.	900	73,201
Taiyo Nippon Sanso Corp.	5,000	26,298
Takashimaya Co. Ltd.	7,000	47,992
Takeda Pharmaceutical Co. Ltd.	19,500	897,148
TDK Corp.	3,100	115,277
Teijin Ltd.	23,000	56,203
Terumo Corp.	3,700	159,083
THK Co. Ltd.	2,900	44,311
Tobu Railway Co. Ltd.	25,000	134,518
Toho Co. Ltd.	2,700	49,643
Toho Gas Co. Ltd.	10,000	66,356
Tohoku Electric Power Co. Inc. (b)	10,800	86,800
Tokio Marine Holdings Inc.	17,600	447,860
Tokyo Electric Power Company Inc. (b)	36,200	59,593
Tokyo Electron Ltd.	4,300	183,180
Tokyo Gas Co. Ltd.	61,000	335,435
Tokyu Corp.	28,000	133,749

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyu Land Corp.	10,000	$53,440
TonenGeneral Sekiyu KK	7,000	60,716
Toppan Printing Co. Ltd.	14,000	81,198
Toray Industries Inc.	36,000	212,978
Toshiba Corp.	100,000	320,500
Tosoh Corp.	12,000	22,783
Toto Ltd.	7,000	51,421
Toyo Seikan Kaisha Ltd.	3,800	40,589
Toyo Suisan Kaisha Ltd.	2,000	50,046
Toyoda Gosei Co. Ltd.	1,600	32,041
Toyota Boshoku Corp.	1,700	17,635
Toyota Industries Corp.	4,100	114,769
Toyota Motor Corp.	67,700	2,654,470
Toyota Tsusho Corp.	5,200	111,081
Trend Micro Inc.	2,700	75,281
Tsumura & Co.	1,500	46,931
UBE Industries Ltd.	25,000	53,685
Unicharm Corp.	2,700	154,805
Ushio Inc.	2,600	31,188
USS Co. Ltd.	520	54,917
West Japan Railway Co.	4,200	179,362
Yahoo Japan Corp.	348	132,397
Yakult Honsha Co. Ltd.	2,400	113,801
Yamada Denki Co. Ltd.	2,150	94,314
Yamaguchi Financial Group Inc.	5,000	40,458
Yamaha Corp.	4,200	38,884
Yamaha Motor Co. Ltd.	6,700	58,472
Yamato Holdings Co. Ltd.	9,300	147,085
Yamato Kogyo Co. Ltd.	900	26,504
Yamazaki Baking Co. Ltd.	3,000	40,150
Yaskawa Electric Corp.	5,000	33,349
Yokogawa Electric Corp.	4,600	53,092

		50,372,247

Netherlands (2.55%)
Aegon NV	41,827	217,450
Akzo Nobel NV	5,732	323,667
ArcelorMittal	23,051	331,806
ASML Holding NV	10,234	547,400
Corio NV	1,512	64,286
D.E Master Blenders 1753 NV (b)	14,755	177,926
Delta Lloyd NV	3,329	50,621
Fugro NV	1,643	111,667
Heineken Holding NV	2,373	115,278
Heineken NV	5,577	332,446
ING Groep NV (b)	93,470	740,301
Koninklijke Ahold NV	25,315	317,059
Koninklijke Boskalis Westminster NV CVA	1,782	64,374
Koninklijke DSM NV	3,877	193,401
Koninklijke KPN NV	24,658	187,702
Koninklijke Philips Electronics NV	25,505	595,476
Koninklijke Vopak NV	1,674	117,460
Randstad Holding NV	2,870	95,393
Reed Elsevier NV	16,529	220,460
SBM Offshore NV (b)	4,013	57,177

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
TNT Express NV	8,040	$83,900
Unilever NV CVA	40,057	1,420,662
Wolters Kluwer - CVA	7,321	137,530

		6,503,442

New Zealand (0.12%)
Auckland International Airport Ltd.	22,515	48,851
Contact Energy Ltd. (b)	9,092	39,780
Fletcher Building Ltd.	16,252	93,549
SKYCITY Entertainment Group Ltd.	12,916	40,416
Telecom Corp. of New Zealand Ltd.	47,339	93,202

		315,798

Norway (0.97%)
Aker Solutions ASA	3,887	74,046
DnB NOR ASA	24,122	295,494
Gjensidige Forsikring Asa	5,047	70,121
Norsk Hydro ASA	22,479	105,638
Orkla ASA	19,359	147,499
Seadrill Ltd.	8,637	339,301
Statoil ASA	27,240	702,971
Subsea 7 SA	7,088	163,728
Telenor ASA	17,966	350,655
Yara International ASA	4,687	235,351

		2,484,804

Portugal (0.17%)
Banco Espirito Santo SA Reg. (b)	45,190	32,765
Energias de Portugal SA	48,117	132,195
Galp Energia SGPS SA B Shares	5,833	94,499
Jeronimo Martins SGPS SA	5,577	93,105
Portugal Telecom SGPS SA	16,229	80,191

		432,755

Singapore (1.89%)
Ascendas Real Estate Investment Trust	47,000	92,059
Capitaland Ltd.	62,692	161,483
Capitamall Trust	58,000	95,122
CapitaMalls Asia Ltd.	34,000	45,513
City Developments Ltd.	12,031	114,513
Comfortdelgro Corp. Ltd.	47,000	65,563
Cosco Corp. Singapore Ltd.	22,000	17,209
DBS Group Holdings Ltd.	44,667	521,721
Fraser and Neave Ltd.	21,500	154,949
Genting Singapore PLC	150,400	167,211
Global Logistic Properties Ltd.	49,000	99,882
Golden Agri-Resources Ltd.	166,702	89,116
Hutchison Port Holdings Trust	130,000	93,901
Jardine Cycle & Carriage Ltd.	3,015	117,687
Keppel Corp. Ltd.	35,202	325,470
Keppel Land Ltd.	18,000	51,799
Neptune Orient Lines Ltd. (b)	22,750	20,843
Noble Group Ltd.	90,654	97,301
Olam International Ltd.	40,900	67,847

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Oversea-Chinese Banking Corporation Ltd.	64,000	$485,386
Sembcorp Industries Ltd.	25,200	115,770
Sembcorp Marine Ltd.	21,200	85,272
Singapore Airlines Ltd.	13,000	113,464
Singapore Exchange Ltd.	21,000	119,357
Singapore Press Holdings Ltd.	37,200	123,127
Singapore Technologies Engineering Ltd.	36,381	104,682
Singapore Telecommunications Ltd.	197,150	513,368
StarHub Ltd.	15,000	45,394
United Overseas Bank Ltd.	30,616	488,233
UOL Group Ltd.	10,461	48,695
Wilmar International Ltd.	48,000	126,739
Yangzijiang Shipbuilding Holdings Ltd.	48,000	38,118

		4,806,794

Spain (2.87%)
Abertis Infraestructuras SA	8,642	127,368
Acciona SA	637	36,288
Acerinox SA	2,419	27,173
ACS Actividades de Construccion y Servicios SA	3,570	73,580
Amadeus IT Holding SA A Shares	7,713	179,820
Banco Bilbao Vizcaya Argentaria SA	132,152	1,039,753
Banco de Sabadell SA	68,600	184,326
Banco Popular Espanol SA	32,229	70,557
Banco Santander SA (Madrid)	241,886	1,805,534
Bankia Sa (b)	25,621	42,873
CaixaBank	20,417	76,898
Distribuidora Internacional de Alimentacion SA	14,395	79,496
Enagas SA	4,514	89,017
Ferrovial SA	9,878	128,691
Gas Natural SDG SA	8,551	121,002
Grifols SA (b)	3,546	117,207
Iberdrola SA	94,818	429,906
Industria de Diseno Textil SA	5,392	669,971
International Consolidated Airlines Group SA (b)	23,616	56,861
Mapfre SA	19,111	52,400
Red Electrica Corporacion SA	2,728	129,297
Repsol SA	20,011	388,895
Telefonica SA	99,497	1,329,841
Zardoya Otis SA	3,885	45,701

		7,302,455

Sweden (3.21%)
Alfa Laval AB	8,487	154,215
Assa Abloy AB Class B	8,102	263,048
Atlas Copco AB Class A	16,609	388,092
Atlas Copco AB Class B	9,838	206,218
Boliden AB	6,896	115,327
Electrolux AB Series B	5,897	145,712
Elekta AB B Shares	9,032	119,242
Getinge AB B Shares	5,002	151,003

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Hennes & Mauritz AB (H&M) B Shares	23,203	$807,541
Hexagon AB B Shares	5,817	125,100
Holmen AB Class B	1,331	36,393
Husqvarna AB B Shares	10,537	53,834
Industrivarden AB C Shares	2,968	42,531
Investment AB Kinnevik B Shares	5,200	108,100
Investor AB B Shares	11,110	244,831
Lundin Petroleum AB (b)	5,481	133,855
Millicom International Cellular SA SDR	1,498	138,993
Modern Times Group B Shares	1,183	52,335
Nordea Bank AB	65,238	645,725
Ratos AB B Shares	4,836	42,676
Sandvik AB	24,893	338,569
Scania AB Class B	8,093	148,781
Securitas AB Class B	7,894	59,317
Skandinaviska Enskilda Banken AB Class A	34,962	292,960
Skanska AB Class B	9,310	151,007
SKF AB B Shares	9,811	212,013
SSAB Svenskt Stal AB Series A	4,020	28,624
Svenska Cellulosa AB B Shares	14,105	262,238
Svenska Handelsbanken AB A Shares	12,215	458,416
Swedbank AB - A Shares	20,096	377,985
Swedish Match AB	4,943	200,101
Tele2 AB Class B	8,000	145,296
Telefonaktiebolaget LM Ericsson B Shares	74,047	675,389
TeliaSonera AB	52,509	377,837
Volvo AB B Shares	34,259	481,320

		8,184,624

Switzerland (8.53%)
ABB Ltd. Reg. (b)	54,273	1,018,333
Actelion Ltd. Reg. (b)	2,685	134,588
Adecco SA Reg. (b)	3,202	152,844
Aryzta AG (b)	2,151	103,249
Baloise Holding AG Reg.	1,180	92,858
Banque Cantonale Vaudoise (BCV) Reg.	75	38,907
Barry Callebaut AG Reg. (b)	44	40,855
Compagnie Financiere Richemont SA Class A	12,752	765,671
Credit Suisse Group AG Reg. (b)	29,987	634,052
GAM Holding AG (b)	4,878	63,661
Geberit AG Reg. (b)	948	206,477
Givaudan SA Reg. (b)	204	193,678
Holcim Ltd. Reg. (b)	5,548	353,358
Julius Baer Group Ltd. (b)	5,025	175,277
Kuehne & Nagel International AG Reg.	1,363	154,242
Lindt & Spruengli AG (b)	22	69,616
Lindt & Spruengli AG Reg. (b)	3	108,338
Lonza Group AG Reg. (b)	1,300	68,044
Nestle SA Reg.	81,041	5,113,472
Novartis AG	56,461	3,455,609

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Pargesa Holding SA	681	$45,083
Partners Group Holding AG	326	67,869
Roche Holding AG	17,278	3,231,791
Schindler Holding AG	1,226	150,948
Schindler Holding AG Reg.	543	67,091
SGS SA Reg	135	277,618
Sika AG	54	110,149
Sonova Holding AG Reg. (b)	1,202	121,619
Straumann Holding AG Reg.	197	26,197
Sulzer AG Reg.	564	82,327
Swatch Group AG Reg., The	1,093	76,094
Swatch Group AG, The	761	303,909
Swiss Life Holding AG Reg. (b)	777	92,801
Swiss Prime Site AG Reg. (b)	1,205	99,648
Swiss Re Ag (b)	8,679	558,440
Swisscom AG	579	233,094
Syngenta AG Reg.	2,312	864,878
Transocean Ltd.	8,641	386,852
UBS AG Reg. (b)	89,564	1,090,599
Zurich Financial Services AG (b)	3,636	906,481

		21,736,617

United Kingdom (23.06%)
3i Group PLC	24,468	88,173
Aberdeen Asset Management PLC	20,952	105,425
Admiral Group PLC	5,073	86,459
Aggreko Plc	6,561	245,608
AMEC PLC	7,634	141,673
Anglo American PLC	34,132	1,004,786
Antofagasta PLC	9,805	200,532
ARM Holdings PLC	34,013	317,465
Associated British Foods PLC	8,747	182,264
AstraZeneca PLC	31,162	1,487,828
Aviva PLC	71,481	369,367
Babcock International Group PLC	8,948	134,164
BAE Systems PLC	80,769	424,663
Balfour Beatty PLC	17,065	83,866
Barclays PLC	286,866	996,171
BG Group PLC	83,537	1,690,347
BHP Billiton PLC	51,755	1,616,207
BP PLC	467,550	3,296,169
British American Tobacco PLC	47,982	2,465,476
British Land Co. PLC	21,137	178,527
British Sky Broadcasting Group PLC	26,880	322,628
BT Group PLC	192,166	716,345
Bunzl PLC	7,962	142,782
Burberry Group PLC	10,958	177,432
Capita PLC	15,708	196,728
Capital Shopping Centres Group PLC	13,962	73,955
Carnival PLC	4,528	166,792
Centrica PLC	127,946	677,040
Cobham PLC	27,590	98,967
Compass Group PLC	45,729	505,499
Croda International PLC	3,321	130,371
Diageo PLC	61,404	1,729,022
Eurasian Natural Resources Corp.	6,649	33,243

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Evraz PLC	8,762	$34,987
Experian PLC	24,814	413,170
Fresnillo PLC	4,520	135,668
G4S PLC	35,563	152,753
GKN PLC	38,488	133,823
GlaxoSmithKline PLC	123,521	2,851,187
Glencore International Plc	93,407	518,830
Hammerson PLC	17,233	125,786
HSBC Holdings PLC	446,317	4,146,173
ICAP PLC	13,524	70,299
IMI PLC	7,949	115,798
Imperial Tobacco Group PLC	24,432	905,121
Inmarsat PLC	11,000	105,023
InterContinental Hotels Group PLC	7,280	191,170
Intertek Group PLC	4,020	178,226
Invensys PLC	20,825	78,947
Investec PLC	12,880	79,740
ITV PLC	93,147	133,156
J Sainsbury PLC	30,567	171,786
Johnson Matthey PLC	5,075	198,228
Kazakhmys PLC	5,398	60,563
Kingfisher PLC	58,563	250,355
Land Securities Group PLC	19,258	237,340
Legal & General Group PLC	145,861	311,399
Lloyds Banking Group PLC (b)	1,035,433	651,966
London Stock Exchange Group PLC	4,159	63,444
Lonmin PLC	3,966	35,809
Man Group PLC	44,885	59,850
Marks & Spencer Group PLC	39,238	226,442
Meggitt PLC	19,120	122,022
Melrose PLC	29,574	115,883
National Grid PLC	88,091	971,719
Next PLC	3,994	222,821
Old Mutual PLC	120,053	330,279
Pearson PLC	20,122	393,356
Petrofac Ltd.	6,369	164,555
Prudential PLC	62,932	817,188
Randgold Resources Ltd.	2,133	262,386
Reckitt Benckiser Group PLC	15,908	916,531
Reed Elsevier PLC	29,873	285,982
Resolution Ltd.	34,700	121,768
Rexam PLC	22,159	155,913
Rio Tinto PLC	33,061	1,545,906
Rolls-Royce Holdings PLC (b)	45,645	622,675
Royal Bank of Scotland Group PLC (b)	50,928	211,595
Royal Dutch Shell PLC Class A	90,823	3,147,561
Royal Dutch Shell PLC Class B	64,862	2,308,165
RSA Insurance Group PLC	86,965	155,471
SABMiller PLC	23,516	1,034,704
Sage Group PLC, The	30,107	152,556
Schroders PLC	2,872	70,575
SEGRO PLC	17,831	65,498
Serco Group PLC	11,902	111,620
Severn Trent PLC	5,910	160,260
Shire PLC	13,901	410,062
Smith & Nephew PLC	21,857	241,112

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Smiths Group PLC	9,834	$165,194
SSE PLC	23,273	523,705
Standard Chartered PLC	58,916	1,334,971
Standard Life PLC	57,413	253,436
Tate & Lyle PLC	11,504	123,736
Tesco PLC	196,711	1,056,340
Tui Travel PLC	9,511	36,012
Tullow Oil PLC	22,266	493,952
Unilever PLC	31,412	1,146,912
United Utilities Group PLC	16,915	195,556
Vedanta Resources PLC	2,263	37,753
Vodafone Group PLC	1,214,761	3,451,902
Weir Group PLC, The	5,313	152,095
Whitbread PLC	4,390	161,014
William Morrison Supermarkets PLC	56,982	262,728
Wolseley PLC	7,054	301,741
WPP PLC	31,307	426,428
Xstrata PLC	51,494	798,825

		58,763,476

Total Common Stocks
(cost $257,125,497)		250,672,226

Preferred Stocks (a) (0.55%)
Germany (0.55%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	63,641
Henkel AG & Co. KGaA PFD	4,424	352,410
Porsche Automobil Holding SE PFD	3,773	226,094
ProSiebenSat.1 Media AG PFD	2,229	56,195
RWE AG-Non Voting PFD	986	39,325
Volkswagen AG PFD	3,581	654,769

		1,392,434

Total Preferred Stocks
(cost $714,501)		1,392,434

	Shares	Value
Short-term Investments (0.05%)
State Street Institutional U.S. Government Money Market Fund	133,439	$133,439

Total Short-term Investments
(cost $133,439)		133,439

TOTAL INVESTMENTS (98.97%)
(cost $257,973,437)		252,198,099
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.03%)		2,614,898

NET ASSETS (100.00%)		$254,812,997

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At September 30, 2012, cash in the amount of $930,285 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depositary Receipt

SDR - Swedish Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$70,573,353	27.98
British Pound	58,763,476	23.30
Japanese Yen	50,372,247	19.97
Australian Dollar	22,405,320	8.88
Swiss Franc	21,736,617	8.62
Swedish Krona	8,184,624	3.25
Hong Kong Dollar	7,879,073	3.12
Singapore Dollar	4,712,893	1.87
Danish Krone	2,998,511	1.19
Norwegian Krone	2,484,804	0.99
Israeli Shekel	1,544,043	0.61
New Zealand Dollar	315,798	0.13
United States Dollar	227,340	0.09

Total Investments	$252,198,099	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$59,165,874	23.22
Industrials	31,226,082	12.26
Consumer Staples	30,280,492	11.88
Health Care	25,822,037	10.13
Consumer Discretionary	25,577,204	10.04
Materials	24,294,080	9.53
Energy	20,949,393	8.22
Telecommunication Services	13,683,537	5.37
Information Technology	10,832,624	4.25
Utilities	10,233,337	4.02

Total Stocks	252,064,660	98.92
Short-term Investments	133,439	0.05
Cash and Other Assets, Net of Liabilities	2,614,898	1.03

Net Assets	$254,812,997	100.00%

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
ASX SPI 200 Index	3	December 2012	$343,216	$341,064	$(2,152)
Euro Stoxx 50	25	December 2012	824,346	788,699	(35,647)
FTSE 100 Index	10	December 2012	945,562	922,535	(23,027)
Nikkei 225 Index	10	December 2012	561,417	568,618	7,201

Total					$(53,625)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Shares	Value
Registered Investment Companies (99.31%)
State Farm Variable Product Trust Bond Fund (a)	2,884,197	$31,870,374
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,413,321	50,278,223

Total Registered Investment Companies
(cost $71,046,129)		82,148,597

TOTAL INVESTMENTS (99.31%)
(cost $71,046,129)		82,148,597
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.69%)		569,861

NET ASSETS (100.00%)		$82,718,458

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (63.93%)
Agriculture, Foods, & Beverage (5.51%)
HJ Heinz Co. 5.350%, 07/15/2013	$500,000	$519,012
Coca-Cola Co., The 1.800%, 09/01/2016	500,000	520,945
Hershey Co. 5.450%, 09/01/2016	500,000	583,829
General Mills Inc. 5.700%, 02/15/2017	1,000,000	1,193,597
Coca-Cola Co., The 5.350%, 11/15/2017	2,000,000	2,421,530
Pepsico Inc. 5.000%, 06/01/2018	1,000,000	1,188,542
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,144,715
Kellogg Co. 3.125%, 05/17/2022	1,000,000	1,052,528
Sysco Corp. 2.600%, 06/12/2022	1,000,000	1,031,454

		9,656,152

Banks (2.53%)
Wachovia Corp. 5.700%, 08/01/2013	500,000	522,020
Mellon Funding Corp. 5.200%, 05/15/2014	500,000	537,282
US Bank NA 4.950%, 10/30/2014	500,000	542,613
Fifth Third Bank 4.750%, 02/01/2015	500,000	535,148
Wachovia Bank NA 5.600%, 03/15/2016	500,000	563,132
Wells Fargo Bank NA 5.750%, 05/16/2016	500,000	572,260
Bank of America NA 6.000%, 06/15/2016	500,000	567,226
Wachovia Corp. 5.750%, 06/15/2017	500,000	599,295

		4,438,976

Building Materials & Construction (1.22%)
Leggett & Platt Inc. 4.700%, 04/01/2013	1,000,000	1,017,752
CRH America Inc. 6.000%, 09/30/2016	1,000,000	1,115,573

		2,133,325

Chemicals (3.10%)
E.I. du Pont de Nemours and Co. 4.125%, 03/06/2013	1,000,000	1,015,873
Rohm & Haas Co. 5.600%, 03/15/2013	500,000	510,848
Praxair Inc. 5.375%, 11/01/2016	1,000,000	1,172,540
Rohm & Haas Co. 6.000%, 09/15/2017	500,000	597,660

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	$500,000	$628,536
Praxair Inc. 2.450%, 02/15/2022	1,000,000	1,005,952
PPG Industries Inc. 2.700%, 08/15/2022	500,000	501,410

		5,432,819

Commercial Service/Supply (1.20%)
Pitney Bowes Inc. 5.750%, 09/15/2017	1,000,000	1,089,946
Cintas Corp. No. 2 3.250%, 06/01/2022	1,000,000	1,021,438

		2,111,384

Computers (0.70%)
International Business Machines Corp. 5.700%, 09/14/2017	1,000,000	1,225,653

Consumer & Marketing (3.49%)
Kimberly-Clark Corp. 5.000%, 08/15/2013	1,000,000	1,041,442
Procter & Gamble Co., The 4.950%, 08/15/2014	1,000,000	1,084,724
Estee Lauder Co. Inc. 5.550%, 05/15/2017	1,000,000	1,185,775
Kimberly-Clark Corp. 6.125%, 08/01/2017	500,000	614,052
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,173,358
Procter & Gamble Co., The 2.300%, 02/06/2022	1,000,000	1,022,257

		6,121,608

Electronic/Electrical Manufacturing (0.91%)
General Electric Co. 5.000%, 02/01/2013	1,000,000	1,015,237
Emerson Electric Co. 5.125%, 12/01/2016	500,000	585,366

		1,600,603

Financial Services (3.18%)
AMB Property L.P. 6.300%, 06/01/2013	1,000,000	1,030,246
JPMorgan Chase & Co. 5.375%, 01/15/2014	500,000	528,744
General Electric Capital Corp. 4.875%, 03/04/2015	500,000	545,718
5.375%, 10/20/2016	500,000	575,335
5.400%, 02/15/2017	500,000	577,256
Simon Property Group Inc. 6.125%, 05/30/2018	1,000,000	1,221,292

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase & Co. 4.350%, 08/15/2021	$1,000,000	$1,102,178

		5,580,769

Health Care (8.43%)
Merck & Co. Inc. 4.375%, 02/15/2013	1,000,000	1,014,975
Becton Dickinson & Co. 4.550%, 04/15/2013	1,000,000	1,021,869
Schering-Plough Corp. 5.300%, 12/01/2013	500,000	527,928
AstraZeneca PLC 5.400%, 06/01/2014	1,000,000	1,082,700
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	1,070,936
Merck & Co. Inc. 4.750%, 03/01/2015	500,000	550,816
Abbott Laboratories 5.875%, 05/15/2016	500,000	589,059
Baxter International Inc. 5.900%, 09/01/2016	500,000	596,670
Eli Lilly & Co. 5.200%, 03/15/2017	1,000,000	1,186,093
Wyeth 5.450%, 04/01/2017	500,000	596,042
Amgen Inc. 5.850%, 06/01/2017	500,000	597,004
Johnson & Johnson 5.550%, 08/15/2017	500,000	609,872
AstraZeneca PLC 5.900%, 09/15/2017	500,000	614,174
Schering-Plough Corp. 6.000%, 09/15/2017	500,000	618,748
Bristol-Myers Squibb Co. 5.450%, 05/01/2018	500,000	607,025
GlaxoSmithKline Capital Inc. 5.650%, 05/15/2018	1,000,000	1,231,088
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,136,373
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,142,262

		14,793,634

Machinery & Manufacturing (5.21%)
Johnson Controls Inc. 4.875%, 09/15/2013	750,000	778,346
Caterpillar Inc. 5.700%, 08/15/2016	500,000	589,492
Eaton Corp. 5.300%, 03/15/2017	1,000,000	1,165,702
Honeywell International Inc. 5.300%, 03/15/2017	500,000	591,144
John Deere Capital Corp. 5.500%, 04/13/2017	500,000	594,667
Cooper U.S. Inc. 6.100%, 07/01/2017	1,000,000	1,207,221

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp. 5.850%, 09/01/2017	$500,000	$604,920
2.850%, 06/01/2022	1,000,000	1,032,725
Deere & Co. 2.600%, 06/08/2022	1,000,000	1,026,414
Covidien International 3.200%, 06/15/2022	1,000,000	1,056,662
3M Co. 2.000%, 06/26/2022	500,000	499,246

		9,146,539

Media & Broadcasting (1.86%)
Thomson Reuters Corp. 5.950%, 07/15/2013	1,000,000	1,042,175
Walt Disney Co., The 5.625%, 09/15/2016	1,000,000	1,185,004
Comcast Corp. 3.125%, 07/15/2022	1,000,000	1,037,428

		3,264,607

Mining & Metals (3.44%)
BHP Finance USA 4.800%, 04/15/2013	1,000,000	1,024,229
Barrick Gold Finance Inc. 4.875%, 11/15/2014	1,000,000	1,077,880
Alcan Inc. 5.000%, 06/01/2015	500,000	551,578
Alcoa Inc. 5.550%, 02/01/2017	1,000,000	1,120,321
BHP Billiton Finance USA Ltd. 5.400%, 03/29/2017	500,000	585,246
Rio Tinto Finance USA Ltd. 6.500%, 07/15/2018	500,000	622,850
3.500%, 03/22/2022	500,000	521,400
Barrick Gold Corp. 3.850%, 04/01/2022	500,000	524,881

		6,028,385

Oil & Gas (4.48%)
National Fuel Gas Co. 5.250%, 03/01/2013	1,000,000	1,017,905
ConocoPhillips Canada 5.625%, 10/15/2016	500,000	592,890
Apache Corp. 5.625%, 01/15/2017	500,000	595,742
Shell International Finance 5.200%, 03/22/2017	500,000	591,500
Canadian National Resources 5.700%, 05/15/2017	500,000	594,257
Weatherford International Inc. 6.350%, 06/15/2017	500,000	582,137
EOG Resources Inc. 5.875%, 09/15/2017	500,000	608,995
Husky Energy Inc. 6.200%, 09/15/2017	500,000	591,710

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips 5.200%, 05/15/2018	$500,000	$600,421
Apache Corp. 3.250%, 04/15/2022	1,000,000	1,074,945
Shell International Finance 2.375%, 08/21/2022	500,000	504,752
EOG Resources Inc. 2.625%, 03/15/2023	500,000	505,389

		7,860,643

Retailers (5.30%)
Walgreen Co. 4.875%, 08/01/2013	500,000	517,634
Lowe’s Companies Inc. 5.000%, 10/15/2015	1,000,000	1,126,644
Target Corp. 5.875%, 07/15/2016	1,000,000	1,182,086
Lowe’s Companies Inc. 5.400%, 10/15/2016	500,000	581,110
McDonald’s Corp. 5.300%, 03/15/2017	1,000,000	1,181,332
Wal-Mart Stores Inc. 5.375%, 04/05/2017	1,000,000	1,199,017
Target Corp. 5.375%, 05/01/2017	500,000	596,352
CVS Caremark Corp. 5.750%, 06/01/2017	500,000	603,022
Wal-Mart Stores Inc. 5.800%, 02/15/2018	500,000	621,484
Home Depot Inc. 4.400%, 04/01/2021	1,000,000	1,182,607
Walgreen Co. 3.100%, 09/15/2022	500,000	507,414

		9,298,702

Telecom & Telecom Equipment (2.55%)
Telefonica Emisiones SAU 5.855%, 02/04/2013	1,000,000	1,012,500
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,086,183
Verizon Communications 5.500%, 04/01/2017	1,000,000	1,192,818
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,176,825

		4,468,326

Utilities & Energy (10.82%)
Vectren Utility Holdings 5.250%, 08/01/2013	500,000	517,712
Union Electric Co. 5.500%, 05/15/2014	1,000,000	1,067,961
Carolina Power & Light 5.250%, 12/15/2015	1,000,000	1,138,326
Ohio Power Co. 6.000%, 06/01/2016	1,000,000	1,162,731

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co. 5.950%, 08/15/2016	$500,000	$588,178
Baltimore Gas & Electric Co. 5.900%, 10/01/2016	500,000	586,856
Consolidated Edison Co. NY 5.300%, 12/01/2016	1,000,000	1,163,171
Georgia Power Co. 5.700%, 06/01/2017	1,000,000	1,200,261
Jersey Central Power & Light 5.650%, 06/01/2017	1,000,000	1,175,674
Atmos Energy Corp. 6.350%, 06/15/2017	500,000	604,279
Kansas City Power & Light Co. 5.850%, 06/15/2017	1,000,000	1,171,264
Union Electric Co. 6.400%, 06/15/2017	500,000	614,294
MidAmerican Energy Co. 5.950%, 07/15/2017	500,000	607,164
Commonwealth Edison Co. 6.150%, 09/15/2017	500,000	612,872
Florida Power Corp. 5.800%, 09/15/2017	500,000	599,236
Virginia Electric & Power 5.950%, 09/15/2017	500,000	617,818
Public Service Electric and Gas Co. 5.300%, 05/01/2018	500,000	605,108
Florida Power Corp. 5.650%, 06/15/2018	500,000	609,520
Pacificorp 5.650%, 07/15/2018	500,000	617,270
Appalachian Power Co. 4.600%, 03/30/2021	500,000	579,596
Southern California Edison Co. 3.875%, 06/01/2021	1,000,000	1,134,196
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	504,860
Northern States Power Co. 2.150%, 08/15/2022	500,000	499,242
Pacific Gas & Electric 2.450%, 08/15/2022	1,000,000	1,001,993

		18,979,582

Total Corporate Bonds
(cost $99,578,068)		112,141,707

Government Agency Securities (a) (0.88%)
Federal Home Loan Mortgage Corp. 4.500%, 07/15/2013	1,500,000	1,551,178

Total Government Agency Securities
(cost $1,492,288)		1,551,178

U.S. Treasury Obligations (33.07%)
U.S. Treasury Notes 4.250%, 08/15/2014	3,000,000	3,223,710
4.000%, 02/15/2015	5,000,000	5,439,455
4.250%, 08/15/2015	10,000,000	11,122,660

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2012

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
3.250%, 03/31/2017	$8,000,000	$8,961,872
3.500%, 02/15/2018	10,000,000	11,469,530
2.750%, 02/15/2019	7,500,000	8,356,058
3.625%, 02/15/2020	8,000,000	9,427,504

Total U.S. Treasury Obligations
(cost $53,482,351)		58,000,789

	Shares	Value
Short-term Investments (1.42%)
JPMorgan U.S. Government Money Market Fund	2,486,741	$2,486,741

Total Short-term Investments
(cost $2,486,741)		2,486,741

TOTAL INVESTMENTS (99.30%)
(cost $157,039,448)		174,180,415
OTHER ASSETS, NET OF LIABILITIES (0.70%)		1,232,062

NET ASSETS (100.00%)		$175,412,477

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2012

(Unaudited)

	Principal amount	Value
Short-term Investments (104.49%)
Automotive (15.00%)
American Honda Finance Corp. 0.160%, 12/13/2012	$1,833,000	$1,832,389
PACCAR Financial Corp. 0.120%, 10/24/2012	1,855,000	1,854,846
Toyota Motor Credit Corp. 0.170%, 10/10/2012	1,862,000	1,861,903

		5,549,138

Chemicals (5.00%)
EI du Pont de Nemours and Co. (a) 0.150%, 10/22/2012	1,850,000	1,849,823

Consumer & Marketing (5.04%)
Procter & Gamble Co., The (a) 0.120%, 10/03/2012	1,865,000	1,864,975

Financial Services (10.49%)
General Electric Capital Corp. 0.090%, 10/25/2012	1,949,000	1,948,873
Wells Fargo & Co. 0.150%, 12/03/2012	1,930,000	1,929,477

		3,878,350

Government Agency Securities (b) (45.01%)
Federal Home Loan Bank 0.120%, 10/31/2012	3,699,000	3,698,605
0.120%, 11/02/2012	1,500,000	1,499,830
0.125%, 11/09/2012	1,500,000	1,499,787
0.080%, 11/14/2012	1,600,000	1,599,836
0.135%, 11/23/2012	1,000,000	999,794
0.090%, 11/28/2012	4,000,000	3,999,400
0.140%, 12/07/2012	1,500,000	1,499,598
0.131%, 12/21/2012	1,850,000	1,849,441

		16,646,291

Health Care (5.02%)
Roche Holdings (a) 0.120%, 10/12/2012	1,858,000	1,857,920

	Shares	Value
Registered Investment Companies (6.76%)
JPMorgan U.S. Government Money Market Fund	2,500,340	$2,500,340

	Principal amount	Value
U.S. Government Obligations (12.17%)
U.S. Treasury Bill 0.081%, 10/18/2012	$2,500,000	$2,499,893
0.090%, 12/27/2012	2,000,000	1,999,555

		4,499,448

Total Short-term Investments
(cost $38,646,285)		38,646,285

TOTAL INVESTMENTS (104.49%)
(cost $38,646,285)		38,646,285
LIABILITIES, NET OF OTHER ASSETS (-4.49%)		(1,660,273)

NET ASSETS (100.00%)		$36,986,012

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of September 30, 2012. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the S&P 500®¹ Index by investing in the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)² by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)³ by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multinational organizations, such as The World Bank.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determing fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued

52

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets and liabilities as of September 30, 2012:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$40,940,894	$—	$—	$40,940,894
Short-term Investments	1,000,873	—	—	1,000,873
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	43,817,685	—	—	43,817,685
Registered Investment Companies	380,708	—	—	380,708
Short-term Investments	376,984	—	—	376,984
International Equity Fund					—	(76)	—	(76)
Common Stocks (a)	—	36,310,160	—	36,310,160
Preferred Stocks (a)	—	671,956	—	671,956
Short-term Investments	1,214,170	—	—	1,214,170
Large Cap Index Fund					18,315	—	—	18,315
Common Stocks (a)	490,457,600	—	—	490,457,600
Short-term Investments	9,880,212	—	—	9,880,212
Small Cap Index Fund					(9,943)	—	—	(9,943)
Common Stocks (a)	231,029,096	305,116	0	231,334,212
Registered Investment Companies	2,496,018	—	—	2,496,018
Short-term Investments	4,685,831	—	—	4,685,831
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

53

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
International Index Fund					$(53,625)	$—	$—	$(53,625)
Common Stocks (a)	$—	$250,672,226	$—	$250,697,226
Preferred Stocks (a)	—	1,392,434	—	1,392,434
Short-term Investments	133,439	—	—	133,439
Balanced Fund					—	—	—	—
Registered Investment Companies	82,148,597	—	—	82,148,597
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	112,141,707	—	112,141,707.0
Government Agency Securities	—	1,551,178	—	1,551,178
U.S. Treasury Obligations	—	58,000,789	—	58,000,789
Short-term Investments	2,486,741	—	—	2,486,741
Money Market Fund					—	—	—	—
Short-term Investments	2,500,340	36,145,945	—	38,646,285
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2011, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On September 30, 2012, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2012 at $36,982,116 were transferred from Level 1 to Level 2 in the International Equity Fund and $252,064,660 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

On December 31, 2011, Quest Software Inc. in the Small Cap Index Fund was valued at last traded price. On September 30, 2012, Quest Software Inc. halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $305,116 of Quest Software Inc. common stock was transferred from Level 1 to Level 2 in the Small Cap Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2012 as compared to December 31, 2011.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2011 or for the period ended September 30, 2012. The remaining Funds did not hold any Level 3 securities as of December 31, 2011, or for the period ended September 30, 2012.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

As of September 30, 2012, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$36,716,145	$6,789,329	$(1,563,707)	$5,225,622
Small/Mid Cap Equity Fund	39,750,342	6,365,277	(1,540,242)	4,825,035
International Equity Fund	35,421,652	4,846,858	(2,072,224)	2,774,634

54

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Index Fund	$466,172,956	$146,594,637	$(112,429,781)	$34,164,856
Small Cap Index Fund	220,858,427	59,791,412	(42,133,778)	17,657,634
International Index Fund	259,596,142	67,981,163	(75,379,206)	(7,398,043)
Balanced Fund	71,046,129	11,102,468	—	11,102,468
Bond Fund	157,039,448	17,140,973	(6)	17,140,967
Money Market Fund	38,646,285	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

(1)

“Standard & Poor’s ®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000®Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

55

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President
Date November 27, 2012

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer
Date November 27, 2012